Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.9%)
	Linde plc	15,236,568	7,074,643
	Freeport-McMoRan Inc.	45,053,966	2,118,438
	Ecolab Inc.	8,074,338	1,864,365
	Air Products and Chemicals Inc.	6,997,693	1,695,331
	Nucor Corp.	7,739,195	1,531,587
	Fastenal Co.	17,972,669	1,386,412
	Newmont Corp.	36,277,451	1,300,184
	Dow Inc.	22,076,387	1,278,885
	LyondellBasell Industries NV Class A	8,167,202	835,341
	Steel Dynamics Inc.	4,845,570	718,259
	International Flavors & Fragrances Inc.	8,031,946	690,667
	Reliance Inc.	1,793,507	599,354
	Celanese Corp. Class A	3,425,067	588,632
	Avery Dennison Corp.	2,530,090	564,843
	CF Industries Holdings Inc.	5,925,550	493,065
[1]	Albemarle Corp.	3,694,266	486,683
	International Paper Co.	10,889,576	424,911
	Eastman Chemical Co.	3,675,118	368,320
*	Cleveland-Cliffs Inc.	15,707,567	357,190
	Mosaic Co.	10,129,205	328,794
	United States Steel Corp.	6,300,632	256,940
	Royal Gold Inc.	2,071,480	252,327
	FMC Corp.	3,929,913	250,335
*	RBC Bearings Inc.	914,646	247,275
	UFP Industries Inc.	1,841,266	226,494
	Olin Corp.	3,766,903	221,494
	Commercial Metals Co.	3,672,440	215,829
	Hexcel Corp.	2,653,842	193,332
	Boise Cascade Co.	1,244,906	190,931
	Alcoa Corp.	5,619,412	189,880
	Mueller Industries Inc.	3,399,490	183,335
	Element Solutions Inc.	7,248,738	181,074
*	Valvoline Inc.	4,017,669	179,068
	Timken Co.	2,010,138	175,746
	Cabot Corp.	1,757,822	162,071
	Balchem Corp.	1,015,185	157,303
	Westlake Corp.	1,003,292	153,303
*	Arcadium Lithium plc	34,196,813	147,388
	NewMarket Corp.	226,602	143,806
	Huntsman Corp.	5,326,929	138,660
	Ashland Inc.	1,419,724	138,239

		Shares	Market Value ($000)
	Avient Corp.	2,870,217	124,567
	Chemours Co.	4,666,336	122,538
	Carpenter Technology Corp.	1,468,028	104,847
	Innospec Inc.	787,959	101,599
	Scotts Miracle-Gro Co.	1,322,481	98,644
	Sensient Technologies Corp.	1,324,921	91,671
	Hecla Mining Co.	18,497,940	88,975
	Quaker Chemical Corp.	426,165	87,470
	Materion Corp.	649,121	85,522
*	Uranium Energy Corp.	12,087,811	81,593
	Minerals Technologies Inc.	1,022,970	77,009
	Sylvamo Corp.	1,065,731	65,798
	Tronox Holdings plc	3,702,759	64,243
*,1	MP Materials Corp.	4,481,079	64,079
	Stepan Co.	669,267	60,261
	Worthington Steel Inc.	1,612,395	57,804
*	Ingevity Corp.	1,030,517	49,156
	Hawkins Inc.	589,429	45,268
	Kaiser Aluminum Corp.	478,482	42,757
*	Coeur Mining Inc.	10,828,172	40,822
*	Ecovyst Inc.	3,126,036	34,855
	Koppers Holdings Inc.	612,658	33,800
	Ryerson Holding Corp.	911,504	30,535
	Mativ Holdings Inc.	1,619,150	30,359
*,1	Energy Fuels Inc.	4,716,624	29,668
*	Metallus Inc.	1,301,536	28,959
*	US Silica Holdings Inc.	2,297,394	28,511
*	Century Aluminum Co.	1,587,526	24,432
	AdvanSix Inc.	807,634	23,098
*	Clearwater Paper Corp.	486,842	21,290
	Haynes International Inc.	352,417	21,187
	Olympic Steel Inc.	290,854	20,616
	Compass Minerals International Inc.	1,296,197	20,402
	Radius Recycling Inc.	766,879	16,204
*	LSB Industries Inc.	1,636,473	14,368
*,1	LanzaTech Global Inc.	4,315,514	13,357
*	Ur-Energy Inc.	8,269,253	13,231
	American Vanguard Corp.	853,039	11,047
*	Northwest Pipe Co.	289,406	10,037
*	Rayonier Advanced Materials Inc.	2,024,729	9,678
	GrafTech International Ltd.	5,994,052	8,272
*,1	Piedmont Lithium Inc.	565,568	7,533
*	NN Inc.	1,560,348	7,396
[1]	FutureFuel Corp.	826,396	6,653
*	Intrepid Potash Inc.	314,805	6,567
	Omega Flex Inc.	89,520	6,350
	Eastern Co.	163,461	5,572
*	Universal Stainless & Alloy Products Inc.	237,344	5,321
*	Alto Ingredients Inc.	2,440,141	5,320
	Tredegar Corp.	806,119	5,256
	Northern Technologies International Corp.	303,498	4,082
	Friedman Industries Inc.	206,582	3,871
*,1	Dakota Gold Corp.	1,592,379	3,774
*	Unifi Inc.	487,932	2,923
*	Glatfelter Corp.	1,346,195	2,692
*,1	American Battery Technology Co.	1,523,963	2,667
*	Idaho Strategic Resources Inc.	280,710	2,375
*,1	ASP Isotopes Inc.	494,627	2,043

		Shares	Market Value ($000)
*,1	NioCorp Developments Ltd.	721,031	1,961
*	Gold Resource Corp.	3,809,091	1,655
*	Perma-Pipe International Holdings Inc.	206,389	1,630
*,1	Origin Materials Inc.	3,032,849	1,547
*	Culp Inc.	315,657	1,515
*	Ascent Industries Co.	131,157	1,337
*,1	Contango ORE Inc.	58,376	1,159
*,1	Hycroft Mining Holding Corp. Class A	460,846	1,018
*	Ampco-Pittsburgh Corp.	436,953	948
*	Comstock Inc.	2,159,157	786
*,1	CPS Technologies Corp.	412,694	764
*	Westwater Resources Inc.	1,414,240	693
*	US Gold Corp.	175,552	644
*	United States Antimony Corp.	2,524,776	631
	United-Guardian Inc.	75,085	580
	Flexible Solutions International Inc.	277,169	521
*	Paramount Gold Nevada Corp.	1,223,263	496
	Chicago Rivet & Machine Co.	28,369	482
*	5E Advanced Materials Inc.	111,728	150
*	TechPrecision Corp.	4,347	16
			30,808,191
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	293,893,948	53,012,590
*	Tesla Inc.	85,118,064	14,962,904
	Home Depot Inc.	31,271,203	11,995,633
	Costco Wholesale Corp.	13,946,927	10,217,937
	Walmart Inc.	139,595,214	8,399,444
*	Netflix Inc.	13,605,267	8,262,887
	Walt Disney Co.	57,674,641	7,057,069
	McDonald's Corp.	22,687,150	6,396,642
*	Uber Technologies Inc.	62,014,523	4,774,498
	Lowe's Cos. Inc.	18,087,169	4,607,345
	Booking Holdings Inc.	1,074,110	3,896,742
	TJX Cos. Inc.	35,848,917	3,635,797
	NIKE Inc. Class B	38,276,922	3,597,265
	Starbucks Corp.	35,584,813	3,252,096
	Target Corp.	14,511,800	2,571,636
*	Chipotle Mexican Grill Inc. Class A	861,773	2,504,976
*	O'Reilly Automotive Inc.	1,857,163	2,096,514
*	Airbnb Inc. Class A	11,717,246	1,932,877
	Marriott International Inc. Class A	7,273,601	1,835,202
*	AutoZone Inc.	543,216	1,712,027
	Hilton Worldwide Holdings Inc.	7,918,994	1,689,201
	General Motors Co.	36,316,820	1,646,968
	Ford Motor Co.	122,895,700	1,632,055
*	Copart Inc.	27,142,052	1,572,068
	Ross Stores Inc.	10,597,307	1,555,261
	DR Horton Inc.	9,364,722	1,540,965
*,1	Lululemon Athletica Inc.	3,616,710	1,412,868
	Lennar Corp. Class A	7,110,760	1,222,909
*	Trade Desk Inc. Class A	13,964,448	1,220,772
	Yum! Brands Inc.	8,671,336	1,202,281
	Electronic Arts Inc.	8,399,218	1,114,324
	Dollar General Corp.	6,906,069	1,077,761
	Estee Lauder Cos. Inc. Class A	6,946,665	1,070,828
	Delta Air Lines Inc.	20,164,058	965,253
*	Royal Caribbean Cruises Ltd.	6,849,965	952,214
	Tractor Supply Co.	3,393,948	888,264

		Shares	Market Value ($000)
*	Dollar Tree Inc.	6,534,868	870,118
	eBay Inc.	16,340,010	862,426
	PulteGroup Inc.	6,646,638	801,717
*	Ulta Beauty Inc.	1,530,549	800,293
*	Take-Two Interactive Software Inc.	5,359,980	795,903
*	NVR Inc.	94,859	768,354
*	Deckers Outdoor Corp.	809,390	761,846
	Garmin Ltd.	4,812,067	716,372
*	Aptiv plc	8,801,750	701,059
	Genuine Parts Co.	4,377,918	678,271
*	ROBLOX Corp. Class A	17,413,848	664,861
	Williams-Sonoma Inc.	2,017,593	640,646
	Darden Restaurants Inc.	3,757,687	628,097
	Las Vegas Sands Corp.	11,869,398	613,648
*	DraftKings Inc. Class A	13,439,733	610,298
*	Warner Bros Discovery Inc.	69,037,503	602,697
	Omnicom Group Inc.	6,217,593	601,614
*	Expedia Group Inc.	4,119,419	567,450
	Southwest Airlines Co.	18,764,164	547,726
	Domino's Pizza Inc.	1,097,231	545,192
*	Live Nation Entertainment Inc.	5,066,468	535,880
*	Carnival Corp.	31,634,521	516,908
	Best Buy Co. Inc.	6,089,853	499,551
*	United Airlines Holdings Inc.	10,366,937	496,369
*	Burlington Stores Inc.	2,031,108	471,603
	Pool Corp.	1,150,883	464,381
	LKQ Corp.	8,373,619	447,235
	RB Global Inc.	5,725,667	436,124
*	CarMax Inc.	4,969,520	432,895
	Rollins Inc.	9,148,976	423,323
	Toll Brothers Inc.	3,268,074	422,791
*	Floor & Decor Holdings Inc. Class A	3,170,716	410,988
*	Liberty Media Corp.-Liberty Formula One Class C	6,084,376	399,135
	Dick's Sporting Goods Inc.	1,744,335	392,231
	Interpublic Group of Cos. Inc.	11,897,638	388,220
	News Corp. Class A	14,024,739	367,168
*	MGM Resorts International	7,751,918	365,968
	Bath & Body Works Inc.	7,077,875	354,035
	Tapestry Inc.	7,256,531	344,540
	Wingstop Inc.	922,978	338,179
	Texas Roadhouse Inc. Class A	2,101,189	324,571
*	elf Beauty Inc.	1,651,771	323,797
	Service Corp. International	4,349,142	322,750
*	BJ's Wholesale Club Holdings Inc.	4,219,633	319,215
*	American Airlines Group Inc.	20,428,283	313,574
	Wynn Resorts Ltd.	3,021,730	308,911
*	Five Below Inc.	1,646,116	298,573
	Tempur Sealy International Inc.	5,145,921	292,391
*,1	Carvana Co. Class A	3,294,795	289,645
*	Light & Wonder Inc.	2,820,629	287,958
*	Caesars Entertainment Inc.	6,426,958	281,115
*	Norwegian Cruise Line Holdings Ltd.	13,364,564	279,720
	Aramark	8,202,529	266,746
	Vail Resorts Inc.	1,189,272	265,005
	Gentex Corp.	7,322,331	264,483
	PVH Corp.	1,869,423	262,860
*,1	Rivian Automotive Inc. Class A	23,920,978	261,935
	Lithia Motors Inc. Class A	868,426	261,275

		Shares	Market Value ($000)
	Lear Corp.	1,786,573	258,839
*	Crocs Inc.	1,798,013	258,554
*	Skechers USA Inc. Class A	4,212,643	258,067
	Churchill Downs Inc.	2,075,884	256,891
*	Etsy Inc.	3,700,791	254,318
	BorgWarner Inc.	7,245,784	251,719
	Fox Corp. Class A	7,954,474	248,736
*	SiteOne Landscape Supply Inc.	1,414,965	246,982
	Murphy USA Inc.	588,124	246,542
*	Duolingo Inc. Class A	1,073,765	236,851
	Hasbro Inc.	4,144,009	234,219
*	Mattel Inc.	11,189,257	221,659
	H&R Block Inc.	4,409,452	216,548
	Hyatt Hotels Corp. Class A	1,331,296	212,501
	New York Times Co. Class A	4,888,223	211,269
	Gap Inc.	7,592,409	209,171
	Ralph Lauren Corp. Class A	1,099,360	206,416
	Whirlpool Corp.	1,722,757	206,093
*	Bright Horizons Family Solutions Inc.	1,813,079	205,531
	U-Haul Holding Co. (XNYS)	3,078,864	205,299
*	Lyft Inc. Class A	10,563,726	204,408
	Meritage Homes Corp.	1,148,424	201,502
[1]	Paramount Global Class B	16,944,529	199,437
*	Taylor Morrison Home Corp. Class A	3,207,443	199,407
*	Wayfair Inc. Class A	2,854,808	193,784
	Wyndham Hotels & Resorts Inc.	2,520,447	193,444
	Thor Industries Inc.	1,597,889	187,496
*	Abercrombie & Fitch Co. Class A	1,492,287	187,028
*	Liberty Media Corp.-Liberty SiriusXM	6,020,383	178,866
	Nexstar Media Group Inc. Class A	1,011,386	174,252
	Harley-Davidson Inc.	3,945,492	172,576
	Macy's Inc.	8,611,976	172,153
*	Alaska Air Group Inc.	4,003,277	172,101
*	AutoNation Inc.	1,039,298	172,087
	TKO Group Holdings Inc. Class A	1,968,798	170,124
	Polaris Inc.	1,693,325	169,536
	VF Corp.	11,028,937	169,184
*	Planet Fitness Inc. Class A	2,700,734	169,147
	Lennar Corp. Class B	1,090,413	168,120
*	Capri Holdings Ltd.	3,639,122	164,852
*	RH	466,588	162,494
	Academy Sports & Outdoors Inc.	2,365,364	159,757
	Advance Auto Parts Inc.	1,859,298	158,208
*	Ollie's Bargain Outlet Holdings Inc.	1,959,402	155,910
*	Asbury Automotive Group Inc.	648,217	152,837
	KB Home	2,134,788	151,314
*	Coty Inc. Class A	12,571,060	150,350
	American Eagle Outfitters Inc.	5,667,506	146,165
	Boyd Gaming Corp.	2,137,851	143,920
*	Skyline Champion Corp.	1,641,737	139,564
*,1	Cava Group Inc.	1,978,506	138,594
	Signet Jewelers Ltd.	1,299,349	130,026
[1]	Warner Music Group Corp. Class A	3,917,997	129,372
*	Grand Canyon Education Inc.	941,170	128,197
*	Goodyear Tire & Rubber Co.	8,910,683	122,344
*	Shake Shack Inc. Class A	1,174,965	122,232
	Group 1 Automotive Inc.	406,332	118,742
[1]	Choice Hotels International Inc.	937,271	118,424

		Shares	Market Value ($000)
*	Hilton Grand Vacations Inc.	2,415,460	114,034
*	M/I Homes Inc.	827,301	112,753
	Endeavor Group Holdings Inc. Class A	4,297,838	110,583
*	Tri Pointe Homes Inc.	2,852,726	110,286
	MDC Holdings Inc.	1,749,098	110,036
*	Madison Square Garden Sports Corp.	586,132	108,153
	Marriott Vacations Worldwide Corp.	990,125	106,666
	Kontoor Brands Inc.	1,765,048	106,344
	Wendy's Co.	5,594,226	105,395
*	YETI Holdings Inc.	2,730,021	105,242
	Travel + Leisure Co.	2,121,339	103,861
*	Visteon Corp.	882,689	103,813
	Penske Automotive Group Inc.	637,283	103,233
*,1	GameStop Corp. Class A	8,132,012	101,813
[1]	Kohl's Corp.	3,485,760	101,610
	Newell Brands Inc.	12,390,513	99,496
*	Cavco Industries Inc.	245,957	98,152
*	Liberty Media Corp.-Liberty SiriusXM Class A	3,257,985	96,762
	Steven Madden Ltd.	2,230,098	94,289
	Rush Enterprises Inc. Class A	1,761,522	94,277
	Red Rock Resorts Inc. Class A	1,568,435	93,824
	LCI Industries	760,774	93,621
	TEGNA Inc.	6,217,789	92,894
	Fox Corp. Class B	3,240,768	92,751
	Carter's Inc.	1,074,590	90,996
*	Urban Outfitters Inc.	2,067,880	89,787
*	Boot Barn Holdings Inc.	937,942	89,245
	Century Communities Inc.	914,135	88,214
*	TripAdvisor Inc.	3,165,693	87,975
*	Penn Entertainment Inc.	4,778,815	87,022
*	Helen of Troy Ltd.	747,574	86,150
	Columbia Sportswear Co.	1,047,040	84,999
	Foot Locker Inc.	2,943,574	83,892
*	SkyWest Inc.	1,200,833	82,954
	Graham Holdings Co. Class B	107,633	82,628
*	Frontdoor Inc.	2,527,949	82,361
*,1	Lucid Group Inc.	28,839,657	82,193
*	Stride Inc.	1,296,741	81,760
*	Dorman Products Inc.	841,407	81,103
	Inter Parfums Inc.	556,179	78,149
	Bloomin' Brands Inc.	2,723,029	78,096
*,1	JetBlue Airways Corp.	10,440,157	77,466
	Leggett & Platt Inc.	3,974,125	76,105
*	Sonos Inc.	3,940,965	75,115
*	ACV Auctions Inc. Class A	3,968,991	74,498
*,1	Dutch Bros Inc. Class A	2,222,110	73,330
*	LGI Homes Inc.	626,578	72,915
	Strategic Education Inc.	691,997	72,051
*	Topgolf Callaway Brands Corp.	4,358,520	70,477
*	Brinker International Inc.	1,400,467	69,575
[1]	Avis Budget Group Inc.	567,176	69,456
*	Fox Factory Holding Corp.	1,330,040	69,255
	Papa John's International Inc.	1,025,406	68,292
*	Liberty Media Corp.-Liberty Live Class C	1,557,193	68,236
*	Sweetgreen Inc. Class A	2,657,358	67,125
	PriceSmart Inc.	782,108	65,697
	Laureate Education Inc.	4,458,026	64,953
*,1	QuantumScape Corp. Class A	10,082,115	63,417

		Shares	Market Value ($000)
*	Dave & Buster's Entertainment Inc.	1,006,250	62,991
	HNI Corp.	1,393,005	62,866
	Winnebago Industries Inc.	847,183	62,692
*	Green Brick Partners Inc.	1,038,930	62,575
*,1	PowerSchool Holdings Inc. Class A	2,937,415	62,538
*	United Parks & Resorts Inc.	1,105,819	62,158
	Acushnet Holdings Corp.	939,473	61,958
*	Cinemark Holdings Inc.	3,435,347	61,733
[1]	Nordstrom Inc.	3,011,765	61,048
*	Hanesbrands Inc.	10,465,486	60,700
*	Adtalem Global Education Inc.	1,175,296	60,410
*	OPENLANE Inc.	3,472,344	60,072
*	Gentherm Inc.	1,032,797	59,468
	Worthington Enterprises Inc.	947,651	58,972
*	Six Flags Entertainment Corp.	2,230,999	58,720
*	Chewy Inc. Class A	3,658,063	58,200
	MillerKnoll Inc.	2,313,811	57,290
*	ODP Corp.	1,065,974	56,550
	Phinia Inc.	1,465,653	56,325
	Levi Strauss & Co. Class A	2,799,957	55,971
*	National Vision Holdings Inc.	2,465,145	54,628
	Oxford Industries Inc.	474,444	53,328
*	Vista Outdoor Inc.	1,614,696	52,930
	Cheesecake Factory Inc.	1,438,970	52,019
	Dana Inc.	4,091,972	51,968
	La-Z-Boy Inc.	1,358,210	51,096
[1]	Cracker Barrel Old Country Store Inc.	699,233	50,855
*	Liberty Media Corp.-Liberty Formula One Class A	863,941	50,748
*	Beyond Inc.	1,408,493	50,579
*	Atlanta Braves Holdings Inc. Class C	1,279,966	49,995
	John Wiley & Sons Inc. Class A	1,309,220	49,921
*	Central Garden & Pet Co. Class A	1,331,004	49,141
	PROG Holdings Inc.	1,426,160	49,117
	Upbound Group Inc.	1,392,177	49,019
*	Under Armour Inc. Class A	6,641,580	49,015
*	Coursera Inc.	3,364,070	47,164
*	Knowles Corp.	2,928,084	47,142
*	Victoria's Secret & Co.	2,424,744	46,992
[1]	Dillard's Inc. Class A	97,251	45,867
	Jack in the Box Inc.	649,390	44,470
[1]	Caleres Inc.	1,067,586	43,803
	News Corp. Class B	1,615,572	43,717
*	Peloton Interactive Inc. Class A	10,095,645	43,260
*,1	Sphere Entertainment Co.	864,344	42,422
[1]	Krispy Kreme Inc.	2,739,625	41,738
*	Sally Beauty Holdings Inc.	3,313,065	41,148
*	Under Armour Inc. Class C	5,478,508	39,117
*	Madison Square Garden Entertainment Corp. Class A	982,770	38,534
	Buckle Inc.	933,452	37,590
*	Arlo Technologies Inc.	2,946,230	37,270
[1]	Guess? Inc.	1,180,407	37,147
	Allegiant Travel Co.	493,056	37,083
*	G-III Apparel Group Ltd.	1,267,197	36,761
	Steelcase Inc. Class A	2,784,849	36,426
	Camping World Holdings Inc. Class A	1,304,130	36,320
*	Life Time Group Holdings Inc.	2,290,214	35,544
*	XPEL Inc.	651,613	35,200
	Perdoceo Education Corp.	1,954,284	34,317

		Shares	Market Value ($000)
*	Cars.com Inc.	1,985,184	34,105
*	Leslie's Inc.	5,207,489	33,849
*	Lions Gate Entertainment Corp. Class B	3,626,154	33,760
*	Udemy Inc.	3,049,835	33,487
	Winmark Corp.	90,570	32,759
	Monarch Casino & Resort Inc.	414,701	31,098
*	Beazer Homes USA Inc.	932,884	30,599
*	Hertz Global Holdings Inc.	3,859,419	30,219
	Monro Inc.	939,475	29,631
*,1	AMC Entertainment Holdings Inc. Class A	7,964,973	29,630
	Interface Inc. Class A	1,747,872	29,399
*	Sabre Corp.	11,904,668	28,809
	Hibbett Inc.	373,270	28,671
[1]	Sirius XM Holdings Inc.	7,361,604	28,563
*	Driven Brands Holdings Inc.	1,804,350	28,491
	Matthews International Corp. Class A	907,731	28,212
*	Dream Finders Homes Inc. Class A	628,242	27,473
*	Integral Ad Science Holding Corp.	2,724,111	27,159
*	QuinStreet Inc.	1,529,710	27,015
	Wolverine World Wide Inc.	2,375,897	26,634
*,1	Revolve Group Inc. Class A	1,243,951	26,334
*	Vizio Holding Corp. Class A	2,392,167	26,170
*	Everi Holdings Inc.	2,556,183	25,690
*	Liberty Media Corp.-Liberty Live Class A	606,584	25,689
*	Malibu Boats Inc. Class A	589,909	25,531
*	Portillo's Inc. Class A	1,799,091	25,511
	Sturm Ruger & Co. Inc.	550,066	25,386
	Sonic Automotive Inc. Class A	445,342	25,358
*	American Axle & Manufacturing Holdings Inc.	3,427,385	25,226
*	BJ's Restaurants Inc.	691,647	25,024
	Scholastic Corp.	662,829	24,995
	Smith & Wesson Brands Inc.	1,435,422	24,919
	Ethan Allen Interiors Inc.	706,698	24,431
	Golden Entertainment Inc.	652,569	24,034
*	Lions Gate Entertainment Corp. Class A	2,387,058	23,751
*	First Watch Restaurant Group Inc.	940,156	23,147
*	Universal Technical Institute Inc.	1,446,192	23,052
*,1	Mister Car Wash Inc.	2,962,803	22,962
*	Viad Corp.	578,888	22,860
	Arhaus Inc. Class A	1,421,645	21,879
*	Thryv Holdings Inc.	981,926	21,828
*	MarineMax Inc.	652,426	21,700
*	Chegg Inc.	2,816,097	21,318
*	Hovnanian Enterprises Inc. Class A	135,103	21,203
	Dine Brands Global Inc.	452,844	21,048
*	Hawaiian Holdings Inc.	1,535,066	20,462
*	Sun Country Airlines Holdings Inc.	1,353,298	20,421
*	Figs Inc. Class A	4,009,051	19,965
	Rush Enterprises Inc. Class B	372,228	19,836
*	Accel Entertainment Inc. Class A	1,667,086	19,655
*	Kura Sushi USA Inc. Class A	169,486	19,518
	Shoe Carnival Inc.	523,976	19,198
*	Stagwell Inc. Class A	3,048,576	18,962
[1]	A-Mark Precious Metals Inc.	601,141	18,449
*	U-Haul Holding Co.	271,612	18,345
	Standard Motor Products Inc.	543,724	18,242
*	Chuy's Holdings Inc.	538,171	18,153
	Global Industrial Co.	386,000	17,285

		Shares	Market Value ($000)
*	Instructure Holdings Inc.	797,550	17,052
*	Cardlytics Inc.	1,173,679	17,007
*,1	Central Garden & Pet Co.	393,235	16,842
[1]	Spirit Airlines Inc.	3,451,809	16,707
	Gray Television Inc.	2,626,625	16,600
*,1	Luminar Technologies Inc. Class A	8,377,638	16,504
*	Clear Channel Outdoor Holdings Inc.	9,872,509	16,290
*	Denny's Corp.	1,743,651	15,623
*	Corsair Gaming Inc.	1,234,417	15,233
	RCI Hospitality Holdings Inc.	257,783	14,951
*	Liquidity Services Inc.	796,281	14,811
*,1	Savers Value Village Inc.	768,118	14,809
	Haverty Furniture Cos. Inc.	432,749	14,765
[1]	Designer Brands Inc. Class A	1,347,109	14,724
*	Daily Journal Corp.	40,449	14,627
*	Clean Energy Fuels Corp.	5,278,198	14,146
*	Stoneridge Inc.	754,834	13,919
*	Qurate Retail Inc. Class A	10,701,126	13,162
	Movado Group Inc.	469,555	13,115
[1]	Sinclair Inc.	956,396	12,883
*,1	Wheels Up Experience Inc.	4,462,681	12,808
*	MasterCraft Boat Holdings Inc.	519,891	12,332
*	Bally's Corp.	869,673	12,123
*	European Wax Center Inc. Class A	928,033	12,046
	Build-A-Bear Workshop Inc.	399,564	11,935
[1]	Bowlero Corp. Class A	830,720	11,381
*	Xponential Fitness Inc. Class A	680,040	11,248
*	America's Car-Mart Inc.	175,773	11,227
*	AMC Networks Inc. Class A	920,231	11,162
*,1	Frontier Group Holdings Inc.	1,360,239	11,032
*	PlayAGS Inc.	1,218,411	10,941
	Carriage Services Inc. Class A	403,057	10,899
*	Gannett Co. Inc.	4,447,422	10,852
*	Sleep Number Corp.	666,153	10,678
*	Eastman Kodak Co.	2,128,139	10,534
	Marcus Corp.	735,658	10,490
*	National CineMedia Inc.	2,013,699	10,371
*	Rush Street Interactive Inc.	1,590,217	10,352
	Arko Corp.	1,801,796	10,270
*	Genesco Inc.	356,443	10,030
*,1	RealReal Inc.	2,552,708	9,981
	Hooker Furnishings Corp.	411,372	9,877
	Carrols Restaurant Group Inc.	1,022,684	9,726
*	Lovesac Co.	429,573	9,708
*	Lindblad Expeditions Holdings Inc.	1,021,987	9,535
*	1-800-Flowers.com Inc. Class A	820,497	8,886
*	Smith Douglas Homes Corp. Class A	297,310	8,830
*,1	Atlanta Braves Holdings Inc. Class A	209,763	8,789
	Climb Global Solutions Inc.	123,613	8,762
*	EW Scripps Co. Class A	2,214,307	8,702
*	Cooper-Standard Holdings Inc.	514,169	8,515
	Alta Equipment Group Inc.	656,951	8,508
*	GoPro Inc. Class A	3,757,511	8,379
*	American Public Education Inc.	581,601	8,259
*	Potbelly Corp.	678,041	8,211
*	Lincoln Educational Services Corp.	789,512	8,156
*	Selectquote Inc.	4,071,903	8,144
*	Turtle Beach Corp.	465,570	8,026

		Shares	Market Value ($000)
*	OneWater Marine Inc. Class A	283,392	7,978
*	Citi Trends Inc.	283,485	7,691
*	Holley Inc.	1,717,446	7,660
*,1	iRobot Corp.	834,334	7,309
*,1	AMMO Inc.	2,622,875	7,213
	Superior Group of Cos. Inc.	436,143	7,205
	Hamilton Beach Brands Holding Co. Class A	290,580	7,079
*	Zumiez Inc.	459,789	6,984
*	El Pollo Loco Holdings Inc.	703,848	6,855
*	Landsea Homes Corp.	471,629	6,853
*	iHeartMedia Inc. Class A	3,277,349	6,850
*	Playstudios Inc.	2,428,789	6,752
	Weyco Group Inc.	208,993	6,663
	Aaron's Co. Inc.	885,916	6,644
	Johnson Outdoors Inc. Class A	142,367	6,565
*	Stitch Fix Inc. Class A	2,451,352	6,472
	Rocky Brands Inc.	237,571	6,445
*,1	SES AI Corp.	3,674,660	6,173
	Clarus Corp.	899,792	6,074
*	Destination XL Group Inc.	1,647,809	5,932
*	Legacy Housing Corp.	273,532	5,886
*,1	Angi Inc. Class A	2,206,396	5,781
*	Boston Omaha Corp. Class A	373,881	5,780
*	Full House Resorts Inc.	1,033,257	5,755
*,1	Blink Charging Co.	1,909,303	5,747
*,1	Petco Health & Wellness Co. Inc. Class A	2,517,580	5,740
*	Vera Bradley Inc.	804,643	5,472
*	JAKKS Pacific Inc.	220,775	5,453
*	Funko Inc. Class A	871,755	5,440
*	Outbrain Inc.	1,346,128	5,317
	Flexsteel Industries Inc.	141,934	5,294
*	ONE Group Hospitality Inc.	946,750	5,273
	Lakeland Industries Inc.	278,388	5,095
*	Tilly's Inc. Class A	738,888	5,024
*	Emerald Holding Inc.	692,957	4,719
	Bassett Furniture Industries Inc.	318,860	4,706
*	Tile Shop Holdings Inc.	668,927	4,703
*,1	ThredUp Inc. Class A	2,309,003	4,618
*	Snap One Holdings Corp.	532,276	4,588
*	Nerdy Inc.	1,557,723	4,533
	Acme United Corp.	95,934	4,508
*,1	WW International Inc.	2,400,773	4,441
*	Motorcar Parts of America Inc.	550,982	4,430
	Escalade Inc.	306,815	4,219
	Lifetime Brands Inc.	402,426	4,217
*	American Outdoor Brands Inc.	479,165	4,217
*,1	BARK Inc.	3,389,540	4,203
*	Latham Group Inc.	1,053,027	4,170
*	Lands' End Inc.	371,486	4,045
	Nathan's Famous Inc.	56,645	4,010
[1]	Cricut Inc. Class A	818,936	3,898
*	Reservoir Media Inc.	490,277	3,888
	Townsquare Media Inc. Class A	352,814	3,874
*,1	Canoo Inc.	1,078,543	3,850
*,1	Big Lots Inc.	872,931	3,780
*,1	ContextLogic Inc. Class A	647,237	3,683
*	Universal Electronics Inc.	353,070	3,534
*	Biglari Holdings Inc. Class B	18,317	3,474

		Shares	Market Value ($000)
*	Sportsman's Warehouse Holdings Inc.	1,116,772	3,473
*	Strattec Security Corp.	145,120	3,444
*	Century Casinos Inc.	1,084,503	3,427
*,1	Red Robin Gourmet Burgers Inc.	442,897	3,393
*	Traeger Inc.	1,319,878	3,339
*,1	LiveOne Inc.	1,702,921	3,321
*	Kewaunee Scientific Corp.	96,393	3,282
	Virco Manufacturing Corp.	299,276	3,271
	Cato Corp. Class A	552,767	3,189
*	VOXX International Corp. Class A	389,401	3,178
	Canterbury Park Holding Corp.	133,795	3,025
*,1	Mondee Holdings Inc. Class A	1,309,000	3,024
	Marine Products Corp.	255,846	3,006
	Entravision Communications Corp. Class A	1,831,256	3,003
	Saga Communications Inc. Class A	134,076	2,991
*	Noodles & Co. Class A	1,557,750	2,975
[1]	Purple Innovation Inc. Class A	1,645,889	2,864
*	CarParts.com Inc.	1,730,090	2,803
*	J. Jill Inc.	87,145	2,786
*	Superior Industries International Inc.	883,561	2,562
*	Travelzoo	249,980	2,545
*,1	Surf Air Mobility Inc.	2,894,155	2,440
[1]	Big 5 Sporting Goods Corp.	685,570	2,413
*	Duluth Holdings Inc. Class B	488,310	2,393
*,1	Vuzix Corp.	1,888,919	2,286
*	Lee Enterprises Inc.	167,206	2,229
	CompX International Inc.	64,007	2,195
*,1	Allbirds Inc. Class A	3,079,918	2,138
*	LL Flooring Holdings Inc.	1,140,348	2,087
*	RumbleON Inc. Class B	284,473	1,838
*	Biglari Holdings Inc. Class A	1,924	1,820
*	Solo Brands Inc. Class A	833,123	1,808
*	Urban One Inc.	872,038	1,779
*,1	Tupperware Brands Corp.	1,306,065	1,750
*,1	Spruce Power Holding Corp.	429,600	1,706
	Crown Crafts Inc.	322,459	1,645
*	GEN Restaurant Group Inc. Class A	130,100	1,520
*	Cumulus Media Inc. Class A	422,698	1,518
*,1	Ondas Holdings Inc.	1,557,776	1,511
*	Fossil Group Inc.	1,471,211	1,501
*	Envela Corp.	323,754	1,496
*	Harte Hanks Inc.	194,041	1,451
*	Conn's Inc.	411,902	1,380
*	Gaia Inc. Class A	447,999	1,380
*,1	Kartoon Studios Inc.	940,003	1,288
*	Live Ventures Inc.	45,160	1,218
[1]	FAT Brands Inc. Class A	158,826	1,207
*	Container Store Group Inc.	1,055,567	1,203
	NL Industries Inc.	160,465	1,176
*	Brilliant Earth Group Inc. Class A	381,195	1,140
*	CuriosityStream Inc.	986,623	1,056
*,1	Kirkland's Inc.	436,447	1,052
*,1	Vacasa Inc. Class A	153,870	1,049
*,1	Grove Collaborative Holdings	606,752	1,013
*,1	Lulu's Fashion Lounge Holdings Inc.	692,559	970
*,1	Mesa Air Group Inc.	1,084,447	954
*,1	2U Inc.	2,445,776	953
*	Reading International Inc. Class A	508,467	936

		Shares	Market Value ($000)
*	Marchex Inc. Class B	668,193	915
*,1	Sonder Holdings Inc.	304,152	900
*,1	Envirotech Vehicles Inc.	325,133	878
*	Good Times Restaurants Inc.	350,945	867
*,1	Barnes & Noble Education Inc.	1,154,766	836
	Ark Restaurants Corp.	58,396	820
*,1	Children's Place Inc.	68,809	794
*,1	Lazydays Holdings Inc.	194,354	783
*,1	Mullen Automotive Inc.	140,294	730
*	Delta Apparel Inc.	238,958	714
	DallasNews Corp.	176,590	675
*,1	Red Cat Holdings Inc.	849,136	650
*,1	FlexShopper Inc.	425,184	634
*,1	Loop Media Inc.	1,562,500	573
*,1	Rent the Runway Inc. Class A	1,617,196	559
*,1	Regis Corp.	70,385	513
*	Fluent Inc.	1,010,603	498
*,1	Aterian Inc.	177,248	489
*	Focus Universal Inc.	1,187,039	487
*,1	Cineverse Corp.	328,177	456
*	Koss Corp.	150,699	387
	Flanigan's Enterprises Inc.	14,285	365
*	Allied Gaming & Entertainment Inc.	348,665	352
*,2	Luby's Inc.	449,752	351
*	Dolphin Entertainment Inc.	236,588	345
	Jerash Holdings US Inc.	108,562	332
*,1	Hall of Fame Resort & Entertainment Co.	92,022	330
*	Vince Holding Corp.	85,410	278
*	Xcel Brands Inc.	342,262	267
*	Beasley Broadcast Group Inc. Class A	314,502	245
*	InterGroup Corp.	10,032	225
*,1	Inspirato Inc.	56,159	222
*,1	Owlet Inc.	50,037	216
*	Charles & Colvard Ltd.	610,246	208
*	Sadot Group Inc.	608,212	182
*	BurgerFi International Inc.	310,543	179
*	Twin Vee PowerCats Co.	187,644	161
*,1	United Homes Group Inc.	21,683	152
*	Stran & Co. Inc.	97,248	142
*	Rave Restaurant Group Inc.	64,123	140
*,1	Sobr Safe Inc.	310,977	128
	FAT Brands Inc. Class B	17,809	112
*	SPAR Group Inc.	98,700	96
*,1	XWELL Inc.	32,786	55
*,2	SRAX Inc.	590,641	41
*	Dixie Group Inc.	65,480	37
*	Getaround Inc.	117,845	36
*	Yunhong Green CTI Ltd.	17,688	28
*,1	SRM Entertainment Inc.	16,042	26
*	GameSquare Holdings Inc.	14,534	20
*	Forward Industries Inc.	30,870	17
*	Moving Image Technologies Inc.	36,139	17
*	Emerson Radio Corp.	6,500	3
*	Tandy Leather Factory Inc.	500	2
*	Wilhelmina International Inc.	442	2
*	Urban One Inc. Class A	518	1
*,1,2	Empire Resorts Inc.	96,356	—
			226,372,079

		Shares	Market Value ($000)
Consumer Staples (4.5%)
	Procter & Gamble Co.	73,957,373	11,999,584
	PepsiCo Inc.	43,189,322	7,558,563
	Coca-Cola Co.	121,901,494	7,457,933
	Philip Morris International Inc.	48,814,491	4,472,384
	CVS Health Corp.	39,569,961	3,156,100
	Mondelez International Inc. Class A	42,342,206	2,963,954
	Altria Group Inc.	55,370,514	2,415,262
	Colgate-Palmolive Co.	25,890,585	2,331,447
	McKesson Corp.	4,126,993	2,215,576
	Constellation Brands Inc. Class A	5,185,230	1,409,138
	Kimberly-Clark Corp.	10,573,877	1,367,731
*	Monster Beverage Corp.	22,894,294	1,357,174
	Cencora Inc.	5,320,620	1,292,857
	Corteva Inc.	22,139,848	1,276,805
	Sysco Corp.	15,644,030	1,269,982
	General Mills Inc.	17,913,135	1,253,382
	Kenvue Inc.	54,246,074	1,164,121
	Kroger Co.	20,323,089	1,161,058
	Archer-Daniels-Midland Co.	16,775,719	1,053,683
	Keurig Dr Pepper Inc.	31,924,626	979,128
	Kraft Heinz Co.	24,851,448	917,018
	Hershey Co.	4,692,861	912,761
	Church & Dwight Co. Inc.	7,692,347	802,389
	McCormick & Co. Inc. (Non-Voting)	7,906,239	607,278
	Clorox Co.	3,896,666	596,619
	Tyson Foods Inc. Class A	8,978,969	527,335
[1]	Brown-Forman Corp. Class B	9,620,088	496,589
	Kellanova	8,581,408	491,629
	Lamb Weston Holdings Inc.	4,516,685	481,162
	Walgreens Boots Alliance Inc.	21,755,711	471,881
	Bunge Global SA	4,499,479	461,287
*	Celsius Holdings Inc.	5,473,080	453,828
	Conagra Brands Inc.	15,040,796	445,809
	J M Smucker Co.	3,169,558	398,952
*	US Foods Holding Corp.	7,332,189	395,718
	Molson Coors Beverage Co. Class B	5,584,323	375,546
	Casey's General Stores Inc.	1,174,442	374,001
*	Performance Food Group Co.	4,909,225	366,425
	Hormel Foods Corp.	8,604,280	300,203
	Campbell Soup Co.	6,082,930	270,386
*	BellRing Brands Inc.	4,114,199	242,861
	Ingredion Inc.	2,049,947	239,536
*	Darling Ingredients Inc.	5,021,790	233,563
	Albertsons Cos. Inc. Class A	9,911,895	212,511
*	Sprouts Farmers Market Inc.	3,203,158	206,540
*	Freshpet Inc.	1,534,323	177,767
*	Post Holdings Inc.	1,535,763	163,221
	Coca-Cola Consolidated Inc.	158,911	134,504
	Lancaster Colony Corp.	610,755	126,811
	Flowers Foods Inc.	5,313,156	126,187
	WD-40 Co.	426,400	108,011
*	Simply Good Foods Co.	2,852,751	97,079
[1]	Brown-Forman Corp. Class A	1,651,260	87,434
	Primo Water Corp.	4,789,885	87,224
*	Grocery Outlet Holding Corp.	2,797,446	80,511
	Spectrum Brands Holdings Inc.	880,530	78,376
	Cal-Maine Foods Inc.	1,256,992	73,974

		Shares	Market Value ($000)
*	Boston Beer Co. Inc. Class A	230,679	70,223
	Energizer Holdings Inc.	2,255,331	66,397
	Edgewell Personal Care Co.	1,552,655	59,995
*	TreeHouse Foods Inc.	1,529,581	59,577
	Andersons Inc.	1,013,753	58,159
	J & J Snack Foods Corp.	369,343	53,392
	Reynolds Consumer Products Inc.	1,695,953	48,436
	Vector Group Ltd.	4,189,540	45,917
*	Chefs' Warehouse Inc.	1,121,466	42,234
	MGP Ingredients Inc.	450,803	38,828
*	Pilgrim's Pride Corp.	1,116,574	38,321
	Universal Corp.	738,260	38,183
	WK Kellogg Co.	1,968,512	37,008
*	National Beverage Corp.	744,991	35,357
	Ingles Markets Inc. Class A	446,062	34,204
	Utz Brands Inc.	1,786,048	32,935
	Weis Markets Inc.	509,774	32,829
*	Vita Coco Co. Inc.	1,250,640	30,553
	Fresh Del Monte Produce Inc.	1,154,316	29,908
*	Herbalife Ltd.	2,960,807	29,756
[1]	B&G Foods Inc.	2,472,368	28,284
	John B Sanfilippo & Son Inc.	243,834	25,827
	Seaboard Corp.	7,591	24,473
*	Hain Celestial Group Inc.	2,803,171	22,033
	Nu Skin Enterprises Inc. Class A	1,553,764	21,489
	SpartanNash Co.	1,031,437	20,845
*	United Natural Foods Inc.	1,774,760	20,392
*	Vital Farms Inc.	744,016	17,298
	Turning Point Brands Inc.	576,129	16,881
*	USANA Health Sciences Inc.	340,900	16,534
*	Mission Produce Inc.	1,352,142	16,050
*,1	Beyond Meat Inc.	1,929,559	15,977
*,1	Westrock Coffee Co.	1,474,555	15,232
	ACCO Brands Corp.	2,704,367	15,172
	Tootsie Roll Industries Inc.	472,447	15,133
	Calavo Growers Inc.	513,751	14,287
*	Duckhorn Portfolio Inc.	1,476,371	13,745
	Medifast Inc.	338,139	12,958
	Oil-Dri Corp. of America	162,851	12,142
*	Beauty Health Co.	2,698,071	11,979
[1]	Limoneira Co.	587,466	11,491
*,1	Cibus Inc. Class A	465,386	10,453
*	Seneca Foods Corp. Class A	163,001	9,275
*	Nature's Sunshine Products Inc.	396,518	8,236
	Natural Grocers by Vitamin Cottage Inc.	424,908	7,670
*	Honest Co. Inc.	1,802,774	7,301
*	LifeMD Inc.	692,855	7,123
*	Whole Earth Brands Inc.	1,333,855	6,443
	Village Super Market Inc. Class A	220,474	6,308
*	Olaplex Holdings Inc.	3,032,201	5,822
*	Mama's Creations Inc.	1,041,577	5,208
*,1	BRC Inc. Class A	1,204,824	5,157
*	GrowGeneration Corp.	1,756,060	5,022
*,1	Lifecore Biomedical Inc.	775,941	4,120
*	HF Foods Group Inc.	1,059,513	3,708
[1]	PetMed Express Inc.	640,080	3,066
*	Lifeway Foods Inc.	172,782	2,975
*,1	ProPhase Labs Inc.	417,461	2,701

		Shares	Market Value ($000)
*,1	Veru Inc.	3,724,907	2,608
*	Farmer Bros Co.	511,916	1,828
	Alico Inc.	57,624	1,687
*,1	PLBY Group Inc.	1,582,683	1,662
	Lifevantage Corp.	266,356	1,611
	AMCON Distributing Co.	7,756	1,427
*	Natural Alternatives International Inc.	162,521	990
*,1	Benson Hill Inc.	3,980,438	798
*	Willamette Valley Vineyards Inc.	152,433	764
*	Zevia PBC Class A	627,442	734
*,1	Bridgford Foods Corp.	48,702	546
*	Vintage Wine Estates Inc.	1,296,027	467
*	Rocky Mountain Chocolate Factory Inc.	128,662	466
*,1	Splash Beverage Group Inc.	950,644	437
*,1	Local Bounti Corp.	130,217	379
*	Urban-Gro Inc.	227,616	312
*	Barfresh Food Group Inc.	233,784	278
*	S&W Seed Co.	558,871	270
	Mannatech Inc.	30,953	265
*	Real Good Food Co. Inc. Class A	562,143	203
*,1	Maison Solutions Inc. Class A	77,000	105
*	FitLife Brands Inc.	343	8
*	Stryve Foods Inc. Class A	2,189	3
			72,147,658
Energy (4.2%)
	Exxon Mobil Corp.	124,819,437	14,509,011
	Chevron Corp.	56,370,682	8,891,911
	ConocoPhillips	36,989,493	4,708,023
	Schlumberger NV	45,037,352	2,468,497
	Marathon Petroleum Corp.	11,926,336	2,403,157
	EOG Resources Inc.	18,245,603	2,332,518
	Phillips 66	13,434,721	2,194,427
	Pioneer Natural Resources Co.	7,340,015	1,926,754
	Valero Energy Corp.	10,440,543	1,782,096
	Williams Cos. Inc.	38,285,470	1,491,985
	ONEOK Inc.	18,321,267	1,468,816
	Hess Corp.	8,689,420	1,326,353
	Occidental Petroleum Corp.	19,392,086	1,260,292
	Cheniere Energy Inc.	6,987,620	1,126,963
	Diamondback Energy Inc.	5,597,242	1,109,205
	Kinder Morgan Inc.	59,145,245	1,084,724
	Baker Hughes Co. Class A	31,439,507	1,053,223
	Devon Energy Corp.	20,133,478	1,010,298
	Halliburton Co.	25,151,247	991,462
	Targa Resources Corp.	7,024,239	786,645
	Coterra Energy Inc.	22,522,077	627,916
*	First Solar Inc.	3,192,451	538,886
	Marathon Oil Corp.	18,156,391	514,552
	EQT Corp.	13,868,612	514,109
*	Enphase Energy Inc.	4,042,000	489,001
	Ovintiv Inc.	8,557,623	444,141
[1]	Chesapeake Energy Corp.	3,888,869	345,448
	Texas Pacific Land Corp.	581,052	336,144
	TechnipFMC plc	13,048,049	327,637
	APA Corp.	9,074,324	311,975
	HF Sinclair Corp.	4,996,960	301,666
	Permian Resources Corp.	16,426,947	290,100
*	Southwestern Energy Co.	34,425,019	260,942

		Shares	Market Value ($000)
*	Weatherford International plc	2,259,981	260,847
	Range Resources Corp.	7,219,121	248,554
*	Antero Resources Corp.	8,515,077	246,937
	Civitas Resources Inc.	3,192,643	242,354
	NOV Inc.	12,409,821	242,240
*	NEXTracker Inc. Class A	4,091,492	230,228
	Matador Resources Co.	3,389,841	226,340
	Chord Energy Corp.	1,229,366	219,122
	ChampionX Corp.	6,000,634	215,363
	Murphy Oil Corp.	4,640,950	212,091
	DT Midstream Inc.	3,060,663	187,007
	PBF Energy Inc. Class A	3,202,593	184,373
	SM Energy Co.	3,687,261	183,810
	Noble Corp. plc	3,574,061	173,306
	Equitrans Midstream Corp.	13,054,401	163,049
	Patterson-UTI Energy Inc.	13,134,839	156,830
	Antero Midstream Corp.	10,523,172	147,956
*	Transocean Ltd.	23,348,435	146,628
[1]	Magnolia Oil & Gas Corp. Class A	5,377,538	139,547
*	Tidewater Inc.	1,512,031	139,107
	Arcosa Inc.	1,531,876	131,527
	California Resources Corp.	2,197,863	121,102
	Helmerich & Payne Inc.	2,842,102	119,539
	Northern Oil & Gas Inc.	2,808,908	111,457
	Alpha Metallurgical Resources Inc.	336,489	111,435
*	CNX Resources Corp.	4,640,751	110,079
	Viper Energy Inc. Class A	2,824,423	108,627
	Cactus Inc. Class A	2,043,785	102,373
	Liberty Energy Inc. Class A	4,789,503	99,239
	Warrior Met Coal Inc.	1,632,174	99,073
	Archrock Inc.	5,014,292	98,631
	Peabody Energy Corp.	3,734,698	90,604
[1]	New Fortress Energy Inc.	2,904,903	88,861
	Arch Resources Inc.	551,051	88,603
*	Oceaneering International Inc.	3,169,384	74,164
*	Callon Petroleum Co.	1,920,942	68,693
*	Array Technologies Inc.	4,530,528	67,550
*,1	Plug Power Inc.	18,922,155	65,092
*	Gulfport Energy Corp.	402,584	64,462
*	Par Pacific Holdings Inc.	1,711,989	63,446
	Delek US Holdings Inc.	1,968,124	60,500
*	Shoals Technologies Group Inc. Class A	5,359,433	59,918
	Sitio Royalties Corp. Class A	2,365,583	58,477
	CONSOL Energy Inc.	687,700	57,602
*	Talos Energy Inc.	4,127,299	57,493
*	DNOW Inc.	3,343,677	50,824
*	Helix Energy Solutions Group Inc.	4,538,157	49,194
	World Kinect Corp.	1,794,480	47,464
*,1	Green Plains Inc.	2,027,579	46,878
*	Vital Energy Inc.	835,441	43,894
*	Diamond Offshore Drilling Inc.	3,209,799	43,782
	Kinetik Holdings Inc. Class A	1,031,231	41,115
	CVR Energy Inc.	1,103,020	39,334
*,1	Fluence Energy Inc.	2,109,945	36,586
[1]	Atlas Energy Solutions Inc. Class A	1,613,842	36,505
	Crescent Energy Co. Class A	2,926,646	34,827
*	MRC Global Inc.	2,583,055	32,469
*	Nabors Industries Ltd.	363,313	31,292

		Shares	Market Value ($000)
	SunCoke Energy Inc.	2,555,571	28,801
*	REX American Resources Corp.	489,315	28,728
*,1	ChargePoint Holdings Inc.	13,416,308	25,491
	Core Laboratories Inc.	1,466,415	25,046
*	Ameresco Inc. Class A	1,014,075	24,470
*	Dril-Quip Inc.	1,074,918	24,218
*	ProPetro Holding Corp.	2,946,583	23,808
	RPC Inc.	3,030,558	23,457
	Select Water Solutions Inc. Class A	2,541,247	23,456
	VAALCO Energy Inc.	3,348,516	23,339
*	SilverBow Resources Inc.	679,153	23,186
[1]	Comstock Resources Inc.	2,469,869	22,920
*	NextDecade Corp.	4,016,604	22,814
*	Bristow Group Inc. Class A	697,412	18,970
*	Newpark Resources Inc.	2,452,795	17,709
	Kodiak Gas Services Inc.	638,876	17,467
	Vitesse Energy Inc.	731,967	17,370
*,1	FuelCell Energy Inc.	14,164,601	16,856
*	Centrus Energy Corp. Class A	401,409	16,671
*	TETRA Technologies Inc.	3,636,214	16,108
	Berry Corp.	1,920,512	15,460
*	American Superconductor Corp.	1,080,717	14,600
	SandRidge Energy Inc.	934,875	13,621
	Ramaco Resources Inc. Class A	740,739	12,474
*,1	Tellurian Inc.	18,638,553	12,328
*	Oil States International Inc.	1,857,024	11,439
*	DMC Global Inc.	541,287	10,550
*	SEACOR Marine Holdings Inc.	748,120	10,429
*	Matrix Service Co.	799,496	10,417
*,1	Stem Inc.	4,721,444	10,340
[1]	HighPeak Energy Inc.	559,143	8,818
*,1	SunPower Corp.	2,749,924	8,250
	Solaris Oilfield Infrastructure Inc. Class A	936,936	8,123
*,1	Solid Power Inc.	3,931,093	7,980
*,1	EVgo Inc. Class A	3,093,514	7,765
*	Amplify Energy Corp.	1,168,987	7,727
[1]	W&T Offshore Inc.	2,900,663	7,687
	Riley Exploration Permian Inc.	222,645	7,347
*,1	Ring Energy Inc.	3,694,153	7,241
*	Montauk Renewables Inc.	1,739,823	7,238
*,1	Aemetis Inc.	1,113,686	6,671
[1]	Granite Ridge Resources Inc.	1,006,231	6,541
*	Forum Energy Technologies Inc.	319,667	6,387
*	Natural Gas Services Group Inc.	322,774	6,271
*	Geospace Technologies Corp.	461,249	6,084
*,1	Gevo Inc.	7,184,884	5,523
	Evolution Petroleum Corp.	896,436	5,504
*,1	ProFrac Holding Corp. Class A	656,776	5,491
	Ranger Energy Services Inc. Class A	407,442	4,600
*	Hallador Energy Co.	723,136	3,854
*,1	TPI Composites Inc.	1,267,214	3,688
	NACCO Industries Inc. Class A	121,254	3,662
	Epsilon Energy Ltd.	638,076	3,506
	PHX Minerals Inc.	1,009,748	3,443
*,1	KLX Energy Services Holdings Inc.	413,144	3,198
*,1	American Resources Corp.	2,090,623	2,948
*,1	Beam Global	424,844	2,889
*	Gulf Island Fabrication Inc.	383,184	2,816

		Shares	Market Value ($000)
*	OPAL Fuels Inc. Class A	490,434	2,462
	Energy Services of America Corp.	288,082	2,377
*,1	PrimeEnergy Resources Corp.	19,756	1,981
*	Profire Energy Inc.	1,065,714	1,972
	Ramaco Resources Inc. Class B	135,153	1,696
*	Smart Sand Inc.	860,390	1,643
*	Ideal Power Inc.	177,061	1,576
*,1	Empire Petroleum Corp.	287,746	1,470
*,1	Nine Energy Service Inc.	609,231	1,365
*	Battalion Oil Corp.	223,426	1,265
*	Flotek Industries Inc.	336,616	1,259
*,1	ESS Tech Inc.	1,738,872	1,258
*	Mammoth Energy Services Inc.	308,591	1,123
	Adams Resources & Energy Inc.	31,232	906
*,1	FTC Solar Inc.	1,574,728	849
*,1	Stabilis Solutions Inc.	169,932	685
	Barnwell Industries Inc.	267,900	632
*,1	PEDEVCO Corp.	768,132	616
*,1	Independence Contract Drilling Inc.	287,714	535
	Mexco Energy Corp.	44,605	445
*,1	Enviva Inc.	928,942	409
*,1	Houston American Energy Corp.	281,247	374
*,1	Verde Clean Fuels Inc.	88,500	354
*,1	Ocean Power Technologies Inc.	1,001,472	265
*	Superior Drilling Products Inc.	258,628	236
*,1	Dawson Geophysical Co.	129,781	184
	US Energy Corp.	133,545	144
*,1	Advent Technologies Holdings Inc.	760,618	137
*	Camber Energy Inc.	332,001	68
*	NCS Multistage Holdings Inc.	3,715	59
*,1,2	Novusterra Inc.	174,217	—
			66,659,417
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	55,747,047	23,442,748
	JPMorgan Chase & Co.	90,511,323	18,129,418
	Bank of America Corp.	210,276,958	7,973,702
	Wells Fargo & Co.	112,422,641	6,516,016
	S&P Global Inc.	9,871,140	4,199,677
	Goldman Sachs Group Inc.	9,390,664	3,922,386
	Progressive Corp.	18,423,700	3,810,390
	BlackRock Inc.	4,440,215	3,701,807
	Morgan Stanley	38,565,805	3,631,356
	Citigroup Inc.	56,809,739	3,592,648
	Chubb Ltd.	12,742,521	3,301,969
	Charles Schwab Corp.	44,543,516	3,222,278
	Marsh & McLennan Cos. Inc.	15,449,121	3,182,210
	Blackstone Inc.	22,634,020	2,973,431
	Intercontinental Exchange Inc.	18,011,333	2,475,298
	CME Group Inc.	11,307,457	2,434,382
	US Bancorp	49,006,423	2,190,587
	KKR & Co. Inc.	20,860,826	2,098,182
	PNC Financial Services Group Inc.	12,503,938	2,020,636
	Aon plc Class A	5,930,686	1,979,189
	Moody's Corp.	4,876,647	1,916,669
	Arthur J Gallagher & Co.	6,807,217	1,702,077
	American International Group Inc.	21,430,061	1,675,188
	Travelers Cos. Inc.	7,211,572	1,659,671
	Truist Financial Corp.	41,865,102	1,631,902

		Shares	Market Value ($000)
	Aflac Inc.	18,136,093	1,557,165
*	Coinbase Global Inc. Class A	5,842,315	1,548,915
	Allstate Corp.	8,280,864	1,432,672
	MetLife Inc.	19,329,176	1,432,485
	Apollo Global Management Inc.	12,472,255	1,402,505
	Ameriprise Financial Inc.	3,156,161	1,383,787
	Bank of New York Mellon Corp.	23,869,804	1,375,378
	MSCI Inc. Class A	2,363,804	1,324,794
	Prudential Financial Inc.	11,259,690	1,321,888
*	Arch Capital Group Ltd.	11,152,859	1,030,970
	Discover Financial Services	7,846,629	1,028,615
	Hartford Financial Services Group Inc.	9,376,988	966,299
	Willis Towers Watson plc	3,215,164	884,170
	T. Rowe Price Group Inc.	7,035,402	857,756
	Nasdaq Inc.	13,561,008	855,700
	Fifth Third Bancorp	21,435,297	797,607
	M&T Bank Corp.	5,221,857	759,467
	Raymond James Financial Inc.	5,912,931	759,339
	Broadridge Financial Solutions Inc.	3,705,323	759,072
	Ares Management Corp. Class A	5,245,472	697,543
	State Street Corp.	9,018,180	697,286
*	Berkshire Hathaway Inc. Class A	1,051	666,796
	Principal Financial Group Inc.	7,460,796	643,941
	Huntington Bancshares Inc.	45,416,360	633,558
	Brown & Brown Inc.	7,196,480	629,980
	LPL Financial Holdings Inc.	2,348,601	620,500
	Regions Financial Corp.	29,264,526	615,726
	Cincinnati Financial Corp.	4,928,664	611,992
	Cboe Global Markets Inc.	3,321,369	610,235
*	Markel Group Inc.	392,187	596,705
	First Citizens BancShares Inc. Class A	338,156	552,885
	Northern Trust Corp.	6,123,834	544,531
	FactSet Research Systems Inc.	1,193,957	542,522
	Everest Group Ltd.	1,364,300	542,309
	W R Berkley Corp.	6,078,409	537,574
	Citizens Financial Group Inc.	13,748,338	498,927
	KeyCorp	29,467,578	465,882
	Loews Corp.	5,818,396	455,522
	Fidelity National Financial Inc.	8,117,560	431,042
	Equitable Holdings Inc.	10,502,367	399,195
	Reinsurance Group of America Inc.	2,048,447	395,104
	RenaissanceRe Holdings Ltd.	1,658,258	389,740
	Tradeweb Markets Inc. Class A	3,613,189	376,386
*	Robinhood Markets Inc. Class A	18,683,996	376,109
	Kinsale Capital Group Inc.	693,524	363,920
	Interactive Brokers Group Inc. Class A	3,192,644	356,650
	East West Bancorp Inc.	4,445,171	351,657
	Ally Financial Inc.	8,629,090	350,255
	Carlyle Group Inc.	7,353,196	344,938
	Globe Life Inc.	2,931,654	341,157
	Erie Indemnity Co. Class A	802,895	322,419
	Annaly Capital Management Inc.	15,740,479	309,930
	Assurant Inc.	1,637,070	308,162
	American Financial Group Inc.	2,235,032	305,037
	Franklin Resources Inc.	9,985,995	280,706
	Primerica Inc.	1,098,558	277,891
	Webster Financial Corp.	5,437,388	276,056
	Unum Group	5,072,197	272,174

		Shares	Market Value ($000)
	Blue Owl Capital Inc. Class A	14,395,779	271,504
	First Horizon Corp.	17,573,639	270,634
	SEI Investments Co.	3,692,444	265,487
	MarketAxess Holdings Inc.	1,193,144	261,597
	Morningstar Inc.	805,866	248,505
	Old Republic International Corp.	7,922,325	243,374
	Stifel Financial Corp.	3,091,416	241,656
	Voya Financial Inc.	3,236,120	239,214
	Invesco Ltd.	13,809,250	229,095
	Comerica Inc.	4,133,479	227,300
[1]	Corebridge Financial Inc.	7,834,250	225,078
[1]	AGNC Investment Corp.	21,845,078	216,266
	Western Alliance Bancorp	3,269,535	209,871
	Houlihan Lokey Inc. Class A	1,633,111	209,349
	Selective Insurance Group Inc.	1,907,840	208,279
	Evercore Inc. Class A	1,073,256	206,698
	Cullen/Frost Bankers Inc.	1,822,673	205,178
	Jefferies Financial Group Inc.	4,649,797	205,056
*,1	SoFi Technologies Inc.	27,846,099	203,277
	SouthState Corp.	2,388,635	203,106
	RLI Corp.	1,366,548	202,891
	Zions Bancorp NA	4,659,319	202,214
	Popular Inc.	2,275,380	200,438
	Wintrust Financial Corp.	1,917,538	200,172
	Pinnacle Financial Partners Inc.	2,308,932	198,291
	Commerce Bancshares Inc.	3,645,879	193,961
	OneMain Holdings Inc.	3,780,142	193,127
	Starwood Property Trust Inc.	9,308,082	189,233
	First American Financial Corp.	3,081,501	188,126
	MGIC Investment Corp.	8,404,547	187,926
	Essent Group Ltd.	3,146,864	187,270
	Prosperity Bancshares Inc.	2,803,980	184,446
	Synovus Financial Corp.	4,375,368	175,277
	Rithm Capital Corp.	15,302,847	170,780
	Lincoln National Corp.	5,326,695	170,081
	Affiliated Managers Group Inc.	1,014,087	169,829
	Cadence Bank	5,778,850	167,587
	Ryan Specialty Holdings Inc. Class A	3,017,140	167,451
	Jackson Financial Inc. Class A	2,493,489	164,919
	Bank OZK	3,571,488	162,360
	Old National Bancorp	9,203,751	160,237
	FNB Corp.	11,271,349	158,926
	Radian Group Inc.	4,740,763	158,673
	Axis Capital Holdings Ltd.	2,406,717	156,485
	FirstCash Holdings Inc.	1,216,101	155,102
*	Mr Cooper Group Inc.	1,975,772	154,011
	United Bankshares Inc.	4,252,284	152,189
	SLM Corp.	6,956,040	151,572
*,1	Marathon Digital Holdings Inc.	6,657,537	150,327
	Assured Guaranty Ltd.	1,683,432	146,879
	Lazard Inc. Class A	3,372,683	141,214
	Glacier Bancorp Inc.	3,490,549	140,599
	First Financial Bankshares Inc.	4,268,599	140,053
	White Mountains Insurance Group Ltd.	77,152	138,434
	Hanover Insurance Group Inc.	1,014,026	138,080
	Home BancShares Inc.	5,590,852	137,367
*	American Equity Investment Life Holding Co.	2,432,237	136,740
	Hamilton Lane Inc. Class A	1,210,652	136,513

		Shares	Market Value ($000)
	Janus Henderson Group plc	4,142,902	136,260
	Columbia Banking System Inc.	6,560,183	126,940
	Moelis & Co. Class A	2,140,834	121,535
	Hancock Whitney Corp.	2,571,363	118,386
*	Enstar Group Ltd.	379,356	117,889
	UMB Financial Corp.	1,341,859	116,728
	Kemper Corp.	1,841,938	114,053
	Valley National Bancorp	13,583,523	108,125
	Piper Sandler Cos.	537,280	106,645
	TPG Inc. Class A	2,328,286	104,074
	ServisFirst Bancshares Inc.	1,549,041	102,794
[1]	Blackstone Mortgage Trust Inc. Class A	5,155,216	102,640
	Ameris Bancorp	2,104,604	101,821
*	Brighthouse Financial Inc.	1,962,691	101,157
	Walker & Dunlop Inc.	989,815	100,031
	International Bancshares Corp.	1,765,123	99,094
	Associated Banc-Corp	4,483,394	96,438
	Federated Hermes Inc. Class B	2,599,413	93,891
	United Community Banks Inc.	3,559,276	93,680
*	Texas Capital Bancshares Inc.	1,517,500	93,402
	First Bancorp	5,287,911	92,750
	Artisan Partners Asset Management Inc. Class A	2,014,864	92,220
	BGC Group Inc. Class A	11,702,420	90,928
*	Genworth Financial Inc. Class A	14,077,777	90,520
*	Axos Financial Inc.	1,654,165	89,391
	CNO Financial Group Inc.	3,246,855	89,224
	First Hawaiian Inc.	4,041,437	88,750
	WSFS Financial Corp.	1,944,237	87,763
*	NMI Holdings Inc. Class A	2,620,154	84,736
*	Credit Acceptance Corp.	152,449	84,083
	Atlantic Union Bankshares Corp.	2,376,370	83,910
	Fulton Financial Corp.	5,217,218	82,902
	Cathay General Bancorp	2,183,568	82,604
*	Clearwater Analytics Holdings Inc. Class A	4,572,304	80,884
	Community Bank System Inc.	1,681,007	80,739
	Bank of Hawaii Corp.	1,254,679	78,279
	Banc of California Inc.	5,142,913	78,224
	First Interstate BancSystem Inc. Class A	2,810,452	76,472
	CVB Financial Corp.	4,168,590	74,368
	Simmons First National Corp. Class A	3,744,389	72,866
	Pacific Premier Bancorp Inc.	3,023,150	72,556
	PennyMac Financial Services Inc.	796,523	72,555
*	Oscar Health Inc. Class A	4,756,415	70,728
*,1	Riot Platforms Inc.	5,752,106	70,406
	Independent Bank Corp.	1,332,164	69,299
[1]	New York Community Bancorp Inc.	21,479,436	69,164
	Eastern Bankshares Inc.	5,001,847	68,925
	Seacoast Banking Corp. of Florida	2,681,878	68,093
	BOK Financial Corp.	737,040	67,808
	BankUnited Inc.	2,396,089	67,090
[1]	PJT Partners Inc. Class A	696,468	65,649
	First Merchants Corp.	1,863,759	65,045
[1]	Arbor Realty Trust Inc.	4,851,656	64,284
	First Financial Bancorp	2,826,861	63,378
	Victory Capital Holdings Inc. Class A	1,474,154	62,548
	Park National Corp.	459,674	62,447
*	Palomar Holdings Inc.	736,565	61,746
	StepStone Group Inc. Class A	1,701,775	60,821

		Shares	Market Value ($000)
*,1	Upstart Holdings Inc.	2,252,348	60,566
	WaFd Inc.	2,064,132	59,922
	Towne Bank	2,130,879	59,792
	Cohen & Steers Inc.	773,491	59,474
*	StoneX Group Inc.	838,697	58,927
*,1	Rocket Cos. Inc. Class A	3,991,428	58,075
*	BRP Group Inc. Class A	2,004,385	58,007
*	Triumph Financial Inc.	704,480	55,879
	OFG Bancorp	1,515,247	55,776
	Stewart Information Services Corp.	855,734	55,674
	Virtu Financial Inc. Class A	2,705,745	55,522
*	Enova International Inc.	861,901	54,153
	Virtus Investment Partners Inc.	216,237	53,622
	Federal Agricultural Mortgage Corp. Class C	271,753	53,503
	WesBanco Inc.	1,783,354	53,162
	Renasant Corp.	1,677,126	52,528
*	Bancorp Inc.	1,548,953	51,828
	Banner Corp.	1,078,777	51,781
	NBT Bancorp Inc.	1,407,141	51,614
	BancFirst Corp.	578,553	50,930
	Independent Bank Group Inc.	1,105,424	50,463
	Lakeland Financial Corp.	755,911	50,132
	Apollo Commercial Real Estate Finance Inc.	4,438,791	49,448
	Horace Mann Educators Corp.	1,315,404	48,657
	Trustmark Corp.	1,717,229	48,271
	Ready Capital Corp.	5,143,538	46,961
[1]	Two Harbors Investment Corp.	3,535,318	46,808
	Northwest Bancshares Inc.	4,005,083	46,659
	City Holding Co.	437,983	45,647
*	Customers Bancorp Inc.	852,333	45,225
	Hilltop Holdings Inc.	1,440,579	45,119
	Compass Diversified Holdings	1,870,291	45,018
	Enterprise Financial Services Corp.	1,108,055	44,943
	First Bancorp (XNGS)	1,242,839	44,891
	Mercury General Corp.	868,469	44,813
	First Commonwealth Financial Corp.	3,167,971	44,098
	Navient Corp.	2,522,058	43,884
*	Goosehead Insurance Inc. Class A	648,084	43,175
	Live Oak Bancshares Inc.	1,038,387	43,103
	Pathward Financial Inc.	840,736	42,440
	National Bank Holdings Corp. Class A	1,174,521	42,365
	FB Financial Corp.	1,121,315	42,229
*,1	Cannae Holdings Inc.	1,894,125	42,125
	Hope Bancorp Inc.	3,508,441	40,382
	Stock Yards Bancorp Inc.	819,391	40,076
	PennyMac Mortgage Investment Trust	2,723,974	39,988
	First Busey Corp.	1,659,772	39,918
	Ladder Capital Corp. Class A	3,573,503	39,773
	Heartland Financial USA Inc.	1,122,204	39,445
	Westamerica Bancorp	800,840	39,145
	Employers Holdings Inc.	849,144	38,543
*	SiriusPoint Ltd.	2,951,113	37,509
	Nelnet Inc. Class A	392,344	37,135
	Safety Insurance Group Inc.	450,486	37,025
*	Skyward Specialty Insurance Group Inc.	986,710	36,913
	S&T Bancorp Inc.	1,141,818	36,630
	Claros Mortgage Trust Inc.	3,683,721	35,953
	MFA Financial Inc.	3,146,636	35,903

		Shares	Market Value ($000)
	WisdomTree Inc.	3,840,658	35,296
	Safehold Inc.	1,662,230	34,242
	Nicolet Bankshares Inc.	394,388	33,913
	National Western Life Group Inc. Class A	68,666	33,781
	Stellar Bancorp Inc.	1,377,994	33,568
	Franklin BSP Realty Trust Inc.	2,476,476	33,086
	Veritex Holdings Inc.	1,610,257	32,994
	Chimera Investment Corp.	7,130,649	32,872
	Provident Financial Services Inc.	2,234,194	32,552
	Peoples Bancorp Inc.	1,060,394	31,398
	QCR Holdings Inc.	515,733	31,326
*	Encore Capital Group Inc.	681,762	31,095
	Sandy Spring Bancorp Inc.	1,332,015	30,876
	Enact Holdings Inc.	990,254	30,876
	AMERISAFE Inc.	611,524	30,680
*	PRA Group Inc.	1,172,626	30,582
[1]	ARMOUR Residential REIT Inc.	1,543,385	30,513
	Redwood Trust Inc.	4,753,044	30,277
	Preferred Bank	389,893	29,932
	Berkshire Hills Bancorp Inc.	1,295,151	29,685
	OceanFirst Financial Corp.	1,782,600	29,252
	German American Bancorp Inc.	841,855	29,162
*	LendingClub Corp.	3,288,895	28,909
	Origin Bancorp Inc.	914,505	28,569
	TriCo Bancshares	767,047	28,212
[1]	Ellington Financial Inc.	2,345,056	27,695
*,1	Trupanion Inc.	982,815	27,136
*,1	Lemonade Inc.	1,649,075	27,061
	Southside Bancshares Inc.	913,177	26,692
	BrightSpire Capital Inc. Class A	3,815,617	26,290
	HCI Group Inc.	225,649	26,193
	Brookline Bancorp Inc.	2,567,778	25,575
	Bank First Corp.	277,704	24,069
	Capitol Federal Financial Inc.	3,959,210	23,597
	ConnectOne Bancorp Inc.	1,205,321	23,504
	First Bancshares Inc.	876,030	22,733
*	AssetMark Financial Holdings Inc.	641,943	22,731
	Brightsphere Investment Group Inc.	994,321	22,710
	Lakeland Bancorp Inc.	1,873,980	22,675
	F&G Annuities & Life Inc.	553,396	22,440
	Amerant Bancorp Inc. Class A	952,796	22,191
	Community Trust Bancorp Inc.	519,040	22,137
	First Mid Bancshares Inc.	672,419	21,975
	Premier Financial Corp.	1,074,086	21,804
	TFS Financial Corp.	1,733,946	21,778
*	Ambac Financial Group Inc.	1,388,584	21,704
[1]	UWM Holdings Corp. Class A	2,981,335	21,645
	Dynex Capital Inc.	1,734,627	21,596
	Heritage Financial Corp.	1,104,101	21,409
	Eagle Bancorp Inc.	908,241	21,335
	Dime Community Bancshares Inc.	1,102,842	21,241
*	ProAssurance Corp.	1,602,791	20,612
	New York Mortgage Trust Inc.	2,830,234	20,378
	Old Second Bancorp Inc.	1,369,237	18,950
	Merchants Bancorp	435,336	18,798
*,1	EZCORP Inc. Class A	1,626,754	18,431
*	Open Lending Corp.	2,939,769	18,403
*,1	NB Bancorp Inc.	1,325,100	18,101

		Shares	Market Value ($000)
	Univest Financial Corp.	849,446	17,685
	Tompkins Financial Corp.	348,518	17,527
	1st Source Corp.	329,188	17,256
	Mercantile Bank Corp.	445,880	17,162
	Business First Bancshares Inc.	760,359	16,941
	Byline Bancorp Inc.	778,856	16,917
	Universal Insurance Holdings Inc.	828,058	16,826
*	CrossFirst Bankshares Inc.	1,204,317	16,668
	Great Southern Bancorp Inc.	303,360	16,630
	Central Pacific Financial Corp.	802,269	15,845
*,1	Root Inc. Class A	256,517	15,668
	TrustCo Bank Corp.	555,962	15,656
	Midland States Bancorp Inc.	621,763	15,625
	United Fire Group Inc.	715,675	15,580
	Equity Bancshares Inc. Class A	444,259	15,269
	Independent Bank Corp. (Michigan)	600,268	15,217
	Hanmi Financial Corp.	955,767	15,216
	Cambridge Bancorp	222,555	15,169
*	Columbia Financial Inc.	873,503	15,033
	HarborOne Bancorp Inc.	1,387,342	14,789
[1]	Orchid Island Capital Inc.	1,654,826	14,778
	HomeTrust Bancshares Inc.	539,973	14,763
*	LendingTree Inc.	348,147	14,741
	Heritage Commerce Corp.	1,714,761	14,713
	First Community Bankshares Inc.	424,580	14,703
	Horizon Bancorp Inc.	1,145,198	14,693
	American National Bankshares Inc.	306,612	14,644
	KKR Real Estate Finance Trust Inc.	1,449,073	14,578
	Washington Trust Bancorp Inc.	524,455	14,097
	TPG RE Finance Trust Inc.	1,820,124	14,051
*	World Acceptance Corp.	96,269	13,957
	Metrocity Bankshares Inc.	559,065	13,954
	GCM Grosvenor Inc. Class A	1,439,205	13,903
	Camden National Corp.	403,850	13,537
	Diamond Hill Investment Group Inc.	87,653	13,513
	Southern Missouri Bancorp Inc.	307,036	13,421
	Republic Bancorp Inc. Class A	254,168	12,963
	Invesco Mortgage Capital Inc.	1,327,278	12,848
	Northfield Bancorp Inc.	1,281,890	12,460
*	Metropolitan Bank Holding Corp.	321,479	12,377
[1]	B. Riley Financial Inc.	574,211	12,156
	Farmers National Banc Corp.	901,153	12,039
	Peapack-Gladstone Financial Corp.	494,609	12,034
	CNB Financial Corp.	589,913	12,028
*	Coastal Financial Corp.	308,893	12,007
	First Foundation Inc.	1,569,544	11,850
	Alerus Financial Corp.	537,985	11,744
	First Financial Corp.	304,857	11,685
	Amalgamated Financial Corp.	484,286	11,623
	P10 Inc. Class A	1,363,329	11,479
	Northeast Bank	206,775	11,443
[1]	Burke & Herbert Financial Services Corp.	203,187	11,385
	Tiptree Inc. Class A	652,748	11,279
	Kearny Financial Corp.	1,729,141	11,136
	Capital City Bank Group Inc.	397,796	11,019
	Bar Harbor Bankshares	412,843	10,932
	Shore Bancshares Inc.	937,014	10,776
	Arrow Financial Corp.	425,918	10,656

		Shares	Market Value ($000)
	First Bank	772,053	10,608
	Flushing Financial Corp.	830,639	10,474
	Five Star Bancorp	457,809	10,301
	Capstar Financial Holdings Inc.	502,437	10,099
	Esquire Financial Holdings Inc.	207,042	9,828
*	Greenlight Capital Re Ltd. Class A	777,685	9,698
	MBIA Inc.	1,384,207	9,357
[1]	NewtekOne Inc.	849,108	9,340
	Macatawa Bank Corp.	927,898	9,084
	SmartFinancial Inc.	431,066	9,083
	ACNB Corp.	240,632	9,048
*	Carter Bankshares Inc.	713,080	9,013
	Northrim Bancorp Inc.	177,170	8,949
[1]	Hingham Institution For Savings	50,831	8,868
[1]	Orrstown Financial Services Inc.	324,958	8,699
	First Internet Bancorp	248,309	8,626
	James River Group Holdings Ltd.	922,642	8,581
	BayCom Corp.	416,128	8,576
	Financial Institutions Inc.	454,605	8,556
	HomeStreet Inc.	562,428	8,465
	Primis Financial Corp.	683,801	8,322
	Summit Financial Group Inc.	305,103	8,287
	FS Bancorp Inc.	235,928	8,189
	Donegal Group Inc. Class A	573,769	8,113
	Sierra Bancorp	400,739	8,095
	Home Bancorp Inc.	207,785	7,960
*,1	Dave Inc.	214,331	7,960
*,1	Hippo Holdings Inc.	435,245	7,952
	RBB Bancorp	441,068	7,944
	First Business Financial Services Inc.	210,631	7,899
	South Plains Financial Inc.	293,064	7,842
	Unity Bancorp Inc.	283,055	7,812
	Peoples Financial Services Corp.	179,591	7,742
	Citizens & Northern Corp.	411,676	7,731
*	Heritage Insurance Holdings Inc.	725,152	7,723
	First Bancorp Inc.	312,841	7,708
	Civista Bancshares Inc.	498,664	7,669
*	Southern First Bancshares Inc.	241,081	7,657
	Chicago Atlantic Real Estate Finance Inc.	485,214	7,652
	Granite Point Mortgage Trust Inc.	1,595,075	7,609
	Bank of Marin Bancorp	452,711	7,592
	West Bancorp Inc.	422,878	7,540
	First of Long Island Corp.	677,874	7,518
	Mid Penn Bancorp Inc.	375,070	7,505
	Guaranty Bancshares Inc.	245,873	7,465
	Codorus Valley Bancorp Inc.	327,738	7,459
*	Blue Foundry Bancorp	796,766	7,458
	Farmers & Merchants Bancorp Inc.	334,487	7,456
	Waterstone Financial Inc.	606,450	7,381
*	Third Coast Bancshares Inc.	367,701	7,361
	MVB Financial Corp.	326,585	7,286
	Sachem Capital Corp.	1,621,981	7,234
	MidWestOne Financial Group Inc.	301,896	7,076
	NexPoint Diversified Real Estate Trust	1,050,812	6,935
	Citizens Financial Services Inc.	140,718	6,923
	Oppenheimer Holdings Inc. Class A	171,663	6,853
	Crawford & Co. Class B	747,804	6,783
*	Bridgewater Bancshares Inc.	575,325	6,697

		Shares	Market Value ($000)
	Central Valley Community Bancorp	335,730	6,678
	Enterprise Bancorp Inc.	256,112	6,651
	PCB Bancorp	402,063	6,566
[1]	Fidelity D&D Bancorp Inc.	135,396	6,557
	Timberland Bancorp Inc.	243,086	6,544
[1]	National Bankshares Inc.	192,646	6,436
	Red River Bancshares Inc.	127,970	6,372
[1]	Norwood Financial Corp.	233,548	6,355
	Colony Bankcorp Inc.	552,479	6,354
*	FVCBankcorp Inc.	515,672	6,281
	John Marshall Bancorp Inc.	350,119	6,274
	Seven Hills Realty Trust	483,509	6,247
	Plumas Bancorp	169,162	6,223
	Investors Title Co.	37,662	6,146
	Ames National Corp.	304,490	6,145
	Greene County Bancorp Inc.	210,697	6,066
*,1	Forge Global Holdings Inc.	3,122,847	6,027
	AFC Gamma Inc.	482,535	5,974
*,1	Hagerty Inc. Class A	652,823	5,973
[1]	Oak Valley Bancorp	240,221	5,953
	Regional Management Corp.	245,340	5,940
	Princeton Bancorp Inc.	191,916	5,907
	Virginia National Bankshares Corp.	196,011	5,900
	HBT Financial Inc.	306,003	5,826
[1]	ChoiceOne Financial Services Inc.	210,998	5,771
*,1	AlTi Global Inc.	997,300	5,645
[1]	Middlefield Banc Corp.	233,829	5,584
[1]	Medallion Financial Corp.	699,890	5,536
*	Ponce Financial Group Inc.	621,347	5,530
*	NI Holdings Inc.	362,047	5,485
	Investar Holding Corp.	332,011	5,432
	Northeast Community Bancorp Inc.	345,302	5,432
*	Sterling Bancorp Inc.	1,048,885	5,412
	Citizens Community Bancorp Inc.	441,300	5,362
	LCNB Corp.	336,315	5,361
	Southern States Bancshares Inc.	206,834	5,361
	AG Mortgage Investment Trust Inc.	875,202	5,356
	Western New England Bancorp Inc.	693,837	5,322
	Parke Bancorp Inc.	308,016	5,306
	Bankwell Financial Group Inc.	201,810	5,235
*	California Bancorp	237,783	5,231
	Silvercrest Asset Management Group Inc. Class A	330,800	5,230
	LINKBANCORP Inc.	753,487	5,229
*	Ocwen Financial Corp.	193,496	5,226
	Capital Bancorp Inc.	250,814	5,224
	Orange County Bancorp Inc.	112,237	5,163
[1]	Angel Oak Mortgage REIT Inc.	472,824	5,078
*	eHealth Inc.	817,604	4,930
[1]	Evans Bancorp Inc.	164,399	4,909
*	Pioneer Bancorp Inc.	497,901	4,884
	C&F Financial Corp.	99,381	4,870
	Peoples Bancorp of North Carolina Inc.	172,508	4,804
	Chemung Financial Corp.	111,554	4,739
	First Financial Northwest Inc.	230,464	4,738
*,1	American Coastal Insurance Corp.	441,637	4,721
	BCB Bancorp Inc.	450,678	4,710
	ESSA Bancorp Inc.	258,071	4,705
	Richmond Mutual Bancorp Inc.	412,213	4,584

		Shares	Market Value ($000)
	First United Corp.	199,956	4,581
[1]	First Community Corp.	255,221	4,449
*	Provident Bancorp Inc.	471,499	4,291
	MainStreet Bancshares Inc.	235,574	4,278
	OP Bancorp	427,662	4,268
	Bank7 Corp.	146,279	4,125
*	Velocity Financial Inc.	225,900	4,066
	Guild Holdings Co. Class A	273,002	4,027
*	ECB Bancorp Inc.	306,402	3,977
[1]	William Penn Bancorp	318,150	3,929
	First Northwest Bancorp	247,244	3,869
	Federal Agricultural Mortgage Corp. Class A	24,284	3,791
	Penns Woods Bancorp Inc.	193,721	3,760
*	Heritage Global Inc.	1,401,176	3,699
	Meridian Corp.	367,884	3,649
	Hawthorn Bancshares Inc.	177,281	3,622
	BankFinancial Corp.	339,678	3,567
*	Southern California Bancorp	236,406	3,525
	Nexpoint Real Estate Finance Inc.	241,453	3,467
*	ACRES Commercial Realty Corp.	245,355	3,450
	Westwood Holdings Group Inc.	277,674	3,421
[1]	Ellington Residential Mortgage REIT	486,682	3,363
*,1	Maiden Holdings Ltd.	1,475,921	3,321
	Eagle Bancorp Montana Inc.	257,546	3,307
*	First Western Financial Inc.	223,114	3,253
	BV Financial Inc.	304,245	3,143
	Great Ajax Corp.	821,325	3,121
[1]	Cherry Hill Mortgage Investment Corp.	851,086	3,013
*,1	Citizens Inc. Class A	1,404,593	3,006
	United Security Bancshares	367,366	2,832
	Union Bankshares Inc.	92,353	2,817
	Riverview Bancorp Inc.	578,163	2,729
	First National Corp.	165,138	2,685
	First Savings Financial Group Inc.	159,427	2,670
*	SR Bancorp Inc.	281,443	2,657
	Finward Bancorp	106,420	2,618
*	loanDepot Inc. Class A	964,815	2,499
*	Security National Financial Corp. Class A	311,888	2,467
	USCB Financial Holdings Inc.	213,020	2,428
*	SWK Holdings Corp.	138,755	2,417
*,1	Consumer Portfolio Services Inc.	316,832	2,395
	Provident Financial Holdings Inc.	178,916	2,394
	Lument Finance Trust Inc.	927,124	2,309
*,3	1895 Bancorp of Wisconsin Inc.	331,179	2,259
*	Finwise Bancorp	224,539	2,257
	Franklin Financial Services Corp.	85,988	2,253
*	Oportun Financial Corp.	861,131	2,093
	TC Bancshares Inc.	151,263	2,080
	Old Point Financial Corp.	119,700	2,040
	Summit State Bank	181,477	1,969
	Territorial Bancorp Inc.	226,146	1,823
*	Catalyst Bancorp Inc.	151,200	1,792
*	NSTS Bancorp Inc.	186,636	1,781
	First Guaranty Bancshares Inc.	170,177	1,727
	First Capital Inc.	56,708	1,645
	Associated Capital Group Inc. Class A	48,920	1,600
*	Broadway Financial Corp.	264,266	1,456
[1]	Blue Ridge Bankshares Inc.	525,645	1,414

		Shares	Market Value ($000)
*	OppFi Inc.	543,794	1,359
	Manhattan Bridge Capital Inc.	262,659	1,329
	Hennessy Advisors Inc.	185,534	1,280
*	Great Elm Group Inc.	643,568	1,236
*	First Seacoast Bancorp	143,594	1,203
	AmeriServ Financial Inc.	458,124	1,191
	Bank of the James Financial Group Inc.	114,189	1,183
*	Rhinebeck Bancorp Inc.	139,200	1,176
*	GoHealth Inc. Class A	107,538	1,130
*,1	Finance of America Cos. Inc. Class A	1,481,602	1,089
*	Kingstone Cos. Inc.	236,667	1,053
	US Global Investors Inc. Class A	376,672	1,047
*	Nicholas Financial Inc.	148,305	1,003
*	Bogota Financial Corp.	141,415	1,001
*	Kingsway Financial Services Inc.	119,061	993
*,1	Bakkt Holdings Inc. Class A	2,068,865	951
*,1	Doma Holdings Inc.	203,388	923
*	NeuroOne Medical Technologies Corp.	712,451	855
*	Central Plains Bancshares Inc.	74,481	761
	Hanover Bancorp Inc.	50,047	742
*,1	CXApp Inc.	270,685	663
	Bayfirst Financial Corp.	48,538	629
*	Lake Shore Bancorp Inc.	49,379	582
	MarketWise Inc.	304,854	527
*,1	SHF Holdings Inc.	512,546	495
*,1	Bitcoin Depot Inc.	250,405	475
*	Fundamental Global Inc.	333,550	460
*	PB Bankshares Inc.	35,551	455
*	BM Technologies Inc.	261,126	431
*,1	Siebert Financial Corp.	190,659	402
*	Daxor Corp.	47,328	400
*	Patriot National Bancorp Inc.	101,605	372
	Village Bank & Trust Financial Corp.	8,110	347
*	OptimumBank Holdings Inc.	53,269	229
	Texas Community Bancshares Inc.	9,328	135
*	Ashford Inc.	57,708	130
*	Griid Infrastructure Inc.	87,587	116
*	Vericity Inc.	8,909	101
	Atlantic American Corp.	27,316	73
	FNCB Bancorp Inc.	9,635	58
*	Prairie Operating Co.	5,906	52
*	Carver Bancorp Inc.	29,885	46
*	Generations Bancorp NY Inc.	2,924	29
*	CaliberCos Inc. Class A	10,119	10
	Crawford & Co. Class A	775	7
	First US Bancshares Inc.	600	6
*	Conifer Holdings Inc.	3,267	4
	Glen Burnie Bancorp	320	2
			174,882,139
Health Care (11.9%)
	Eli Lilly & Co.	26,884,580	20,915,128
	UnitedHealth Group Inc.	29,076,621	14,384,204
	Johnson & Johnson	75,712,337	11,976,935
	Merck & Co. Inc.	79,663,326	10,511,576
	AbbVie Inc.	55,525,848	10,111,257
	Thermo Fisher Scientific Inc.	11,988,090	6,967,598
	Abbott Laboratories	54,571,554	6,202,603
	Danaher Corp.	20,932,775	5,227,333

		Shares	Market Value ($000)
	Pfizer Inc.	177,584,686	4,927,975
	Amgen Inc.	16,848,245	4,790,293
*	Intuitive Surgical Inc.	11,073,371	4,419,272
	Stryker Corp.	10,752,937	3,848,154
	Elevance Health Inc.	7,315,639	3,793,451
	Medtronic plc	41,816,680	3,644,324
	Bristol-Myers Squibb Co.	63,591,188	3,448,550
*	Vertex Pharmaceuticals Inc.	8,125,184	3,396,408
	Cigna Group	9,197,745	3,340,529
*	Boston Scientific Corp.	46,134,940	3,159,782
*	Regeneron Pharmaceuticals Inc.	3,223,830	3,102,904
	Gilead Sciences Inc.	39,176,342	2,869,667
	Becton Dickinson & Co.	9,092,832	2,250,021
	Zoetis Inc. Class A	12,967,803	2,194,282
	HCA Healthcare Inc.	6,238,603	2,080,761
*	Edwards Lifesciences Corp.	18,938,721	1,809,784
*	Dexcom Inc.	12,124,642	1,681,688
*	IQVIA Holdings Inc.	5,715,760	1,445,459
*	IDEXX Laboratories Inc.	2,615,457	1,412,164
	Agilent Technologies Inc.	9,204,417	1,339,335
*	Centene Corp.	16,825,771	1,320,486
	Humana Inc.	3,800,134	1,317,582
	GE HealthCare Technologies Inc.	13,609,444	1,237,235
*	Moderna Inc.	10,801,345	1,150,991
*	Veeva Systems Inc. Class A	4,570,712	1,058,988
*	Biogen Inc.	4,561,028	983,494
	ResMed Inc.	4,629,866	916,852
	West Pharmaceutical Services Inc.	2,310,208	914,172
	Zimmer Biomet Holdings Inc.	6,576,746	867,999
	Cardinal Health Inc.	7,658,153	856,947
*	Molina Healthcare Inc.	1,833,885	753,415
*	Align Technology Inc.	2,288,859	750,563
	STERIS plc	3,108,165	698,778
*	Illumina Inc.	4,992,863	685,620
	Baxter International Inc.	15,955,492	681,938
	Cooper Cos. Inc.	6,236,551	632,760
*	Alnylam Pharmaceuticals Inc.	3,965,936	592,709
	Laboratory Corp. of America Holdings	2,647,128	578,292
*	Hologic Inc.	7,397,244	576,689
*	Avantor Inc.	21,233,799	542,948
*	BioMarin Pharmaceutical Inc.	5,926,238	517,598
	Quest Diagnostics Inc.	3,485,932	464,012
	Viatris Inc.	37,747,125	450,701
*	Charles River Laboratories International Inc.	1,613,889	437,283
*	Neurocrine Biosciences Inc.	3,112,754	429,311
	Revvity Inc.	3,884,544	407,877
*	Exact Sciences Corp.	5,683,286	392,488
*	Shockwave Medical Inc.	1,157,586	376,945
*	Insulet Corp.	2,194,377	376,116
*	Sarepta Therapeutics Inc.	2,796,386	362,020
	Royalty Pharma plc Class A	11,903,089	361,497
	Bio-Techne Corp.	4,911,536	345,723
*	Incyte Corp.	5,981,299	340,755
*	United Therapeutics Corp.	1,479,849	339,951
	Teleflex Inc.	1,479,210	334,553
*	Tenet Healthcare Corp.	3,155,883	331,715
	Universal Health Services Inc. Class B	1,814,583	331,089
*	Natera Inc.	3,592,939	328,610

		Shares	Market Value ($000)
*	Medpace Holdings Inc.	774,517	313,021
*	Henry Schein Inc.	4,105,453	310,044
*	Repligen Corp.	1,663,379	305,929
*	Catalent Inc.	5,388,359	304,173
	Chemed Corp.	473,615	304,028
	Bruker Corp.	2,851,085	267,831
	Encompass Health Corp.	3,165,645	261,419
*	Penumbra Inc.	1,150,058	256,670
*	Elanco Animal Health Inc.	15,514,237	252,572
*	Viking Therapeutics Inc.	3,029,575	248,425
*	Jazz Pharmaceuticals plc	1,897,074	228,446
	Ensign Group Inc.	1,794,372	223,256
*	Masimo Corp.	1,516,474	222,694
	DENTSPLY SIRONA Inc.	6,655,259	220,888
*	Acadia Healthcare Co. Inc.	2,769,666	219,413
*	HealthEquity Inc.	2,687,667	219,394
*	Cytokinetics Inc.	3,104,142	217,631
*	Exelixis Inc.	9,148,545	217,095
*	Bio-Rad Laboratories Inc. Class A	627,630	217,078
*	DaVita Inc.	1,530,137	211,235
*	Vaxcyte Inc.	3,082,004	210,532
*	Intra-Cellular Therapies Inc.	2,909,008	201,303
*	Inspire Medical Systems Inc.	925,533	198,795
*	Globus Medical Inc. Class A	3,607,520	193,507
*	Apellis Pharmaceuticals Inc.	3,163,668	185,960
*	Option Care Health Inc.	5,445,190	182,632
*	Blueprint Medicines Corp.	1,913,706	181,534
*	Ionis Pharmaceuticals Inc.	3,965,464	171,903
*	Halozyme Therapeutics Inc.	4,018,849	163,487
*	REVOLUTION Medicines Inc.	4,899,350	157,906
	Organon & Co.	8,038,104	151,116
*	Madrigal Pharmaceuticals Inc.	535,723	143,059
*	Alkermes plc	5,224,887	141,438
*	Glaukos Corp.	1,456,509	137,334
	Perrigo Co. plc	4,262,843	137,221
*	Krystal Biotech Inc.	767,054	136,482
*	Haemonetics Corp.	1,593,924	136,041
*	Bridgebio Pharma Inc.	4,356,743	134,710
*	Lantheus Holdings Inc.	2,157,879	134,306
*	Merit Medical Systems Inc.	1,743,389	132,062
*	Insmed Inc.	4,589,502	124,513
*	Integer Holdings Corp.	1,044,740	121,900
*	Iovance Biotherapeutics Inc.	7,903,193	117,125
*	Envista Holdings Corp.	5,397,204	115,392
*	Ultragenyx Pharmaceutical Inc.	2,457,085	114,721
*	Prestige Consumer Healthcare Inc.	1,571,205	114,007
*	Fortrea Holdings Inc.	2,785,070	111,793
*	Evolent Health Inc. Class A	3,395,849	111,350
*	10X Genomics Inc. Class A	2,940,190	110,345
*	Axonics Inc.	1,593,042	109,872
*	Arrowhead Pharmaceuticals Inc.	3,778,790	108,073
*	Amicus Therapeutics Inc.	9,118,918	107,421
*	iRhythm Technologies Inc.	916,830	106,352
*	Biohaven Ltd.	1,916,048	104,789
*	SpringWorks Therapeutics Inc.	2,121,463	104,418
*	Azenta Inc.	1,672,813	100,837
*	RadNet Inc.	2,069,734	100,713
*	Ideaya Biosciences Inc.	2,276,733	99,903

		Shares	Market Value ($000)
*	Progyny Inc.	2,565,155	97,861
*	Cerevel Therapeutics Holdings Inc.	2,298,272	97,148
*	Enovis Corp.	1,551,202	96,873
*	Neogen Corp.	6,125,352	96,658
	Select Medical Holdings Corp.	3,205,837	96,656
*,1	Axsome Therapeutics Inc.	1,194,927	95,355
*	Crinetics Pharmaceuticals Inc.	1,976,807	92,534
*	Doximity Inc. Class A	3,348,464	90,107
*	Amedisys Inc.	962,230	88,679
*	Arcellx Inc.	1,271,318	88,420
*	Celldex Therapeutics Inc.	2,028,868	85,152
*,1	Intellia Therapeutics Inc.	3,029,917	83,353
	Premier Inc. Class A	3,744,630	82,756
*	Rhythm Pharmaceuticals Inc.	1,907,767	82,664
*	Arvinas Inc.	1,963,520	81,054
*	Nuvalent Inc. Class A	1,074,623	80,693
*	Teladoc Health Inc.	5,212,223	78,705
*	CorVel Corp.	298,847	78,585
*	Vericel Corp.	1,503,267	78,200
*,1	Apogee Therapeutics Inc.	1,176,138	78,154
*	ICU Medical Inc.	722,342	77,522
	CONMED Corp.	962,179	77,051
*	Beam Therapeutics Inc.	2,308,897	76,286
*	QuidelOrtho Corp.	1,579,433	75,718
	Patterson Cos. Inc.	2,716,344	75,107
*	Inari Medical Inc.	1,541,342	73,954
*	Integra LifeSciences Holdings Corp.	2,064,612	73,190
*	Guardant Health Inc.	3,529,657	72,817
*	Tandem Diabetes Care Inc.	2,052,514	72,680
*	TransMedics Group Inc.	982,791	72,668
*	ACADIA Pharmaceuticals Inc.	3,860,348	71,378
*	Surgery Partners Inc.	2,389,661	71,284
*	Hims & Hers Health Inc.	4,497,530	69,577
*	PTC Therapeutics Inc.	2,379,484	69,219
*	Immunovant Inc.	2,106,537	68,062
*	Certara Inc.	3,776,200	67,518
*	Denali Therapeutics Inc.	3,268,247	67,064
*	PROCEPT BioRobotics Corp.	1,346,240	66,531
*	Corcept Therapeutics Inc.	2,587,831	65,187
*	Syndax Pharmaceuticals Inc.	2,728,464	64,937
*	TG Therapeutics Inc.	4,268,348	64,922
*	Kymera Therapeutics Inc.	1,584,303	63,689
*	Owens & Minor Inc.	2,285,763	63,338
*	NeoGenomics Inc.	4,013,586	63,094
*	Alpine Immune Sciences Inc.	1,573,587	62,377
*	Astrana Health Inc.	1,468,296	61,654
*	Privia Health Group Inc.	3,135,515	61,425
*	Dyne Therapeutics Inc.	2,105,383	59,772
*	R1 RCM Inc.	4,616,870	59,465
*	Twist Bioscience Corp.	1,725,574	59,204
*	agilon health Inc.	9,580,991	58,444
*	STAAR Surgical Co.	1,518,590	58,132
*	Rocket Pharmaceuticals Inc.	2,131,005	57,409
*	UFP Technologies Inc.	227,104	57,276
*,1	Geron Corp.	17,173,792	56,674
*	Myriad Genetics Inc.	2,655,110	56,607
*	Supernus Pharmaceuticals Inc.	1,635,223	55,777
*	Catalyst Pharmaceuticals Inc.	3,487,248	55,587

		Shares	Market Value ($000)
*	Addus HomeCare Corp.	515,419	53,263
*	Avidity Biosciences Inc.	2,079,276	53,063
*	Novocure Ltd.	3,365,494	52,603
*	Dynavax Technologies Corp.	4,233,770	52,541
	US Physical Therapy Inc.	465,010	52,486
*	Keros Therapeutics Inc.	789,235	52,247
*	Ardelyx Inc.	7,123,862	52,004
*,1	Recursion Pharmaceuticals Inc. Class A	5,194,476	51,789
*	Agios Pharmaceuticals Inc.	1,762,076	51,523
*	Veracyte Inc.	2,287,274	50,686
*	Amphastar Pharmaceuticals Inc.	1,151,928	50,581
*	Vera Therapeutics Inc. Class A	1,156,751	49,879
*	Protagonist Therapeutics Inc.	1,703,469	49,281
*,1	Ginkgo Bioworks Holdings Inc. Class A	41,511,880	48,154
*	Akero Therapeutics Inc.	1,901,204	48,024
*	Sotera Health Co.	3,986,945	47,883
*	Kura Oncology Inc.	2,211,528	47,172
*	4D Molecular Therapeutics Inc.	1,473,812	46,956
*	Edgewise Therapeutics Inc.	2,547,279	46,462
*	AtriCure Inc.	1,417,899	43,132
*	Xencor Inc.	1,916,927	42,422
*	ADMA Biologics Inc.	6,422,063	42,386
*	Omnicell Inc.	1,423,284	41,603
	LeMaitre Vascular Inc.	626,169	41,553
*	Morphic Holding Inc.	1,171,761	41,246
*	RxSight Inc.	799,153	41,220
*	Ocular Therapeutix Inc.	4,517,530	41,110
*	Alphatec Holdings Inc.	2,949,854	40,678
*	Pacira BioSciences Inc.	1,389,595	40,604
	National HealthCare Corp.	429,063	40,551
*,1	Sana Biotechnology Inc.	4,045,216	40,452
*	Tarsus Pharmaceuticals Inc.	1,104,951	40,165
*	Inhibrx Inc.	1,122,246	39,234
*	Collegium Pharmaceutical Inc.	992,745	38,538
*	Phreesia Inc.	1,610,077	38,529
*	Brookdale Senior Living Inc.	5,614,550	37,112
*	Ligand Pharmaceuticals Inc.	501,975	36,694
*	Ironwood Pharmaceuticals Inc. Class A	4,194,297	36,532
*,1	MannKind Corp.	8,009,614	36,284
*	Relay Therapeutics Inc.	4,319,484	35,852
*	Warby Parker Inc. Class A	2,581,115	35,129
*	ANI Pharmaceuticals Inc.	507,773	35,102
*	Harmony Biosciences Holdings Inc.	1,013,050	34,018
*,1	CG oncology Inc.	754,915	33,141
*,1	Mirum Pharmaceuticals Inc.	1,306,324	32,815
*	BioCryst Pharmaceuticals Inc.	6,440,317	32,717
*,1	Immunome Inc.	1,324,141	32,680
*	Vir Biotechnology Inc.	3,206,891	32,486
*	Praxis Precision Medicines Inc.	520,522	31,762
*,1	Scholar Rock Holding Corp.	1,788,288	31,760
*	Day One Biopharmaceuticals Inc.	1,916,016	31,653
*	Pacific Biosciences of California Inc.	8,391,974	31,470
*	Viridian Therapeutics Inc.	1,785,135	31,258
*	EyePoint Pharmaceuticals Inc.	1,487,245	30,741
*	Pliant Therapeutics Inc.	2,028,309	30,222
*,1	Janux Therapeutics Inc.	794,735	29,922
*	Sage Therapeutics Inc.	1,593,487	29,862
*	Arcutis Biotherapeutics Inc.	3,005,949	29,789

		Shares	Market Value ($000)
*,1	Soleno Therapeutics Inc.	693,733	29,692
*	Verve Therapeutics Inc.	2,195,832	29,161
*	REGENXBIO Inc.	1,383,853	29,158
*	Healthcare Services Group Inc.	2,330,885	29,089
*	Arcus Biosciences Inc.	1,530,780	28,901
*	Avanos Medical Inc.	1,451,466	28,899
*	Maravai LifeSciences Holdings Inc. Class A	3,296,028	28,577
*	Disc Medicine Inc.	455,540	28,362
*	89bio Inc.	2,421,197	28,183
*	Deciphera Pharmaceuticals Inc.	1,763,512	27,740
*	AdaptHealth Corp. Class A	2,395,913	27,577
*	MacroGenics Inc.	1,842,302	27,119
*	BioLife Solutions Inc.	1,428,310	26,495
*	Pediatrix Medical Group Inc.	2,609,918	26,177
*,1	ORIC Pharmaceuticals Inc.	1,894,116	26,044
*,1	Cassava Sciences Inc.	1,239,819	25,156
*	Amneal Pharmaceuticals Inc.	4,120,585	24,971
*	Quanterix Corp.	1,056,334	24,887
*	Innoviva Inc.	1,591,375	24,253
*	Arcturus Therapeutics Holdings Inc.	718,066	24,249
*	Artivion Inc.	1,125,204	23,809
	Embecta Corp.	1,787,041	23,714
*	Longboard Pharmaceuticals Inc.	1,094,394	23,639
	National Research Corp.	589,022	23,331
*	Cogent Biosciences Inc.	3,382,465	22,730
*	Cytek Biosciences Inc.	3,372,468	22,629
*	Liquidia Corp.	1,533,490	22,619
*,1	ImmunityBio Inc.	4,199,294	22,550
*	Fate Therapeutics Inc.	3,040,842	22,320
*	Accolade Inc.	2,118,598	22,203
*	Varex Imaging Corp.	1,207,292	21,852
*	Zymeworks Inc.	2,049,493	21,561
*	Standard BioTools Inc.	7,938,332	21,513
*	Silk Road Medical Inc.	1,170,078	21,436
*	Evolus Inc.	1,527,612	21,387
*	Cabaletta Bio Inc.	1,250,591	21,335
*	MiMedx Group Inc.	2,742,933	21,121
*	Nurix Therapeutics Inc.	1,431,579	21,044
*	Astria Therapeutics Inc.	1,468,001	20,662
*	Zentalis Pharmaceuticals Inc.	1,298,187	20,459
*,1	Savara Inc.	3,936,294	19,603
*	SI-BONE Inc.	1,187,253	19,435
	HealthStream Inc.	723,045	19,276
*,1	ARS Pharmaceuticals Inc.	1,881,058	19,224
*	Editas Medicine Inc.	2,568,259	19,056
*	Y-mAbs Therapeutics Inc.	1,160,761	18,874
	Atrion Corp.	39,908	18,499
*	Travere Therapeutics Inc.	2,363,057	18,219
*	Enhabit Inc.	1,544,467	17,993
*	OmniAb Inc.	3,301,264	17,893
*	Treace Medical Concepts Inc.	1,357,644	17,717
*	Castle Biosciences Inc.	797,404	17,662
*	Kiniksa Pharmaceuticals Ltd. Class A	895,169	17,662
*,1	BrightSpring Health Services Inc.	1,616,918	17,576
*,1	C4 Therapeutics Inc.	2,135,945	17,451
*,1	Neurogene Inc.	335,977	17,101
*	CareDx Inc.	1,610,067	17,051
*,1	Novavax Inc.	3,548,698	16,963

		Shares	Market Value ($000)
*,1	Altimmune Inc.	1,663,139	16,931
*	GoodRx Holdings Inc. Class A	2,337,009	16,593
*	Pennant Group Inc.	842,023	16,529
*	Annexon Inc.	2,262,952	16,225
*	Fulcrum Therapeutics Inc.	1,697,209	16,022
*	Cullinan Oncology Inc.	923,978	15,745
*,1	Korro Bio Inc.	174,665	15,720
*	Orthofix Medical Inc.	1,080,786	15,693
*	Nevro Corp.	1,075,248	15,527
*,1	ACELYRIN Inc.	2,295,657	15,496
*,1	Allogene Therapeutics Inc.	3,439,533	15,375
*	Nuvation Bio Inc.	4,185,832	15,236
*,1	Summit Therapeutics Inc.	3,667,270	15,182
*	Voyager Therapeutics Inc.	1,627,895	15,156
*	PetIQ Inc. Class A	826,067	15,100
*	Olema Pharmaceuticals Inc.	1,314,926	14,885
*,1	Cargo Therapeutics Inc.	657,618	14,678
*,1	LifeStance Health Group Inc.	2,354,310	14,526
*,1	Revance Therapeutics Inc.	2,945,294	14,491
*	Mersana Therapeutics Inc.	3,223,043	14,439
*	Alector Inc.	2,392,073	14,400
	Tourmaline Bio Inc.	628,216	14,386
*,1	Esperion Therapeutics Inc.	5,364,182	14,376
*	Stoke Therapeutics Inc.	1,059,736	14,306
*,1	Applied Therapeutics Inc.	2,086,438	14,188
*,1	Prime Medicine Inc.	2,011,807	14,083
*	Community Health Systems Inc.	3,990,145	13,965
*	Marinus Pharmaceuticals Inc.	1,528,297	13,816
*	Zimvie Inc.	834,529	13,761
*	Tango Therapeutics Inc.	1,728,576	13,725
*,1	Absci Corp.	2,410,195	13,690
*	Alignment Healthcare Inc.	2,724,412	13,513
*	OraSure Technologies Inc.	2,160,925	13,290
*	Dianthus Therapeutics Inc.	438,814	13,164
*,1	Harrow Inc.	993,657	13,146
*	Adaptive Biotechnologies Corp.	4,090,955	13,132
*	Fulgent Genetics Inc.	604,635	13,121
*,1	Avita Medical Inc.	817,453	13,104
*	Avid Bioservices Inc.	1,948,696	13,056
*	OrthoPediatrics Corp.	446,959	13,033
*,1	Lyell Immunopharma Inc.	5,817,818	12,974
*	KalVista Pharmaceuticals Inc.	1,084,834	12,866
*	Paragon 28 Inc.	1,027,475	12,689
*	Talkspace Inc.	3,524,694	12,583
*,1	Ocugen Inc.	7,609,188	12,479
*	Surmodics Inc.	422,044	12,383
*	Perspective Therapeutics Inc.	10,340,272	12,305
*	Health Catalyst Inc.	1,628,815	12,265
*	HilleVax Inc.	736,127	12,242
*	AnaptysBio Inc.	543,237	12,234
*	Replimune Group Inc.	1,486,266	12,143
*	Caribou Biosciences Inc.	2,343,333	12,045
*	Taysha Gene Therapies Inc.	4,184,220	12,009
*,1	Heron Therapeutics Inc.	4,307,916	11,933
*	MaxCyte Inc.	2,822,768	11,827
*,1	Phathom Pharmaceuticals Inc.	1,110,253	11,791
*,1	Jasper Therapeutics Inc.	401,219	11,780
*,1	Anavex Life Sciences Corp.	2,270,640	11,558

		Shares	Market Value ($000)
*	Celcuity Inc.	534,053	11,536
*	Tactile Systems Technology Inc.	703,137	11,426
*,1	Enliven Therapeutics Inc.	647,997	11,398
*,1	Solid Biosciences Inc.	854,682	11,384
*	Anika Therapeutics Inc.	439,412	11,161
*,1	Biomea Fusion Inc.	746,264	11,157
*	Enanta Pharmaceuticals Inc.	629,597	10,993
*	Nkarta Inc.	1,016,662	10,990
*,1	Aerovate Therapeutics Inc.	362,228	10,711
*	iTeos Therapeutics Inc.	772,805	10,541
*	RAPT Therapeutics Inc.	1,171,266	10,518
*	Axogen Inc.	1,285,874	10,377
*	Inozyme Pharma Inc.	1,354,649	10,377
*	Sutro Biopharma Inc.	1,822,398	10,297
*	DocGo Inc.	2,541,320	10,267
*	Corbus Pharmaceuticals Holdings Inc.	261,624	10,266
*	Aquestive Therapeutics Inc.	2,404,170	10,242
*	Agiliti Inc.	1,011,590	10,237
	SIGA Technologies Inc.	1,191,754	10,201
*	Larimar Therapeutics Inc.	1,341,890	10,185
*,1	Shattuck Labs Inc.	1,119,070	10,004
*,1	Inovio Pharmaceuticals Inc.	714,469	9,917
*,1	Multiplan Corp.	12,054,814	9,779
*,1	Akebia Therapeutics Inc.	5,336,188	9,765
*,1	Fennec Pharmaceuticals Inc.	876,208	9,743
*,1	Theravance Biopharma Inc.	1,074,744	9,640
*	Cerus Corp.	5,077,264	9,596
*	Atea Pharmaceuticals Inc.	2,363,327	9,548
*	Pulmonx Corp.	1,030,012	9,548
*	Tenaya Therapeutics Inc.	1,822,107	9,530
*	TScan Therapeutics Inc.	1,192,725	9,470
*	Xeris Biopharma Holdings Inc.	4,254,957	9,403
*,1	ALX Oncology Holdings Inc.	832,905	9,287
*,1	Gossamer Bio Inc.	7,840,740	9,252
*,1	Zynex Inc.	733,808	9,077
	iRadimed Corp.	205,271	9,030
*,1	Verastem Inc.	758,148	8,946
*,1	Lexicon Pharmaceuticals Inc.	3,708,701	8,901
*,1	Renovaro Inc.	3,341,900	8,856
*	Viemed Healthcare Inc.	908,456	8,567
*,1	Entrada Therapeutics Inc.	603,121	8,546
*	Arbutus Biopharma Corp.	3,309,420	8,538
*,1	Mineralys Therapeutics Inc.	659,554	8,515
*	Adverum Biotechnologies Inc.	586,245	8,289
*,1	OPKO Health Inc.	6,846,146	8,215
*,1	Clover Health Investments Corp. Class A	10,296,581	8,175
*	Rigel Pharmaceuticals Inc.	5,487,802	8,122
*,1	2seventy bio Inc.	1,513,603	8,098
*	Terns Pharmaceuticals Inc.	1,220,010	8,003
*,1	Coherus Biosciences Inc.	3,329,698	7,958
*,1	Inotiv Inc.	721,966	7,898
*	ModivCare Inc.	334,644	7,847
*,1	Bluebird Bio Inc.	6,057,766	7,754
	Utah Medical Products Inc.	108,096	7,687
*,1	Ventyx Biosciences Inc.	1,392,604	7,659
*	ChromaDex Corp.	2,196,484	7,644
*	Accuray Inc.	3,061,222	7,561
*,1	Tyra Biosciences Inc.	459,291	7,532

		Shares	Market Value ($000)
*,1	Invivyd Inc.	1,695,394	7,528
*,1	Humacyte Inc.	2,387,975	7,427
	Phibro Animal Health Corp. Class A	570,414	7,375
*,1	ArriVent Biopharma Inc.	411,002	7,340
*	Gritstone bio Inc.	2,850,640	7,326
*,1	CorMedix Inc.	1,725,079	7,314
*	Codexis Inc.	2,075,798	7,245
*	PepGen Inc.	492,801	7,244
*	AngioDynamics Inc.	1,214,476	7,129
*	Vanda Pharmaceuticals Inc.	1,724,775	7,089
*,1	X4 Pharmaceuticals Inc.	5,034,386	6,998
*,1	Atossa Therapeutics Inc.	3,863,710	6,955
*,1	Senseonics Holdings Inc.	12,969,419	6,888
*	FibroGen Inc.	2,916,871	6,855
*	Sharecare Inc.	8,885,896	6,820
*	Vistagen Therapeutics Inc.	1,278,817	6,752
*	Puma Biotechnology Inc.	1,271,564	6,739
*,1	Cardiff Oncology Inc.	1,254,717	6,700
*	Aura Biosciences Inc.	848,999	6,665
*,1	Lineage Cell Therapeutics Inc.	4,416,552	6,536
*,1	Omeros Corp.	1,879,634	6,485
*,1	Actinium Pharmaceuticals Inc.	819,633	6,418
*	Generation Bio Co.	1,557,423	6,339
*,1	Vaxart Inc.	4,824,687	6,272
*,1	Poseida Therapeutics Inc. Class A	1,948,115	6,214
*	Lyra Therapeutics Inc.	992,543	6,174
*	OptimizeRx Corp.	506,691	6,156
*	Joint Corp.	469,145	6,127
*	Black Diamond Therapeutics Inc.	1,206,831	6,119
*,1	XOMA Corp.	252,910	6,082
*	FONAR Corp.	283,133	6,048
*	G1 Therapeutics Inc.	1,386,934	5,992
*	Monte Rosa Therapeutics Inc.	845,794	5,963
*,1	Quantum-Si Inc.	3,017,586	5,945
*,1	Capricor Therapeutics Inc.	872,176	5,922
*	Inogen Inc.	733,584	5,920
*	CVRx Inc.	323,376	5,889
*,1	Precigen Inc.	3,997,367	5,796
*,1	Zevra Therapeutics Inc.	996,332	5,779
*	GlycoMimetics Inc.	1,925,297	5,776
*	Aldeyra Therapeutics Inc.	1,758,714	5,751
*	908 Devices Inc.	759,302	5,733
*,1	Agenus Inc.	9,881,410	5,731
*,1	Alto Neuroscience Inc.	367,821	5,646
*	American Well Corp. Class A	6,928,374	5,617
*	InfuSystem Holdings Inc.	646,726	5,542
*,1	Coya Therapeutics Inc.	556,897	5,524
*	Nektar Therapeutics Class A	5,855,804	5,470
*	Ovid therapeutics Inc.	1,792,791	5,468
*	Sera Prognostics Inc. Class A	593,566	5,401
*,1	Abeona Therapeutics Inc.	739,765	5,363
*	Harvard Bioscience Inc.	1,261,693	5,350
*,1	ClearPoint Neuro Inc.	780,407	5,307
*	Semler Scientific Inc.	181,351	5,297
*,1	Elevation Oncology Inc.	1,012,407	5,194
*,1	Trevi Therapeutics Inc.	1,505,149	5,193
*	Kodiak Sciences Inc.	982,015	5,165
*,1	Amylyx Pharmaceuticals Inc.	1,811,143	5,144

		Shares	Market Value ($000)
*	Nautilus Biotechnology Inc. Class A	1,745,090	5,131
*	XBiotech Inc.	623,356	5,068
*	Karyopharm Therapeutics Inc.	3,296,555	4,978
*	Sight Sciences Inc.	933,753	4,930
*	Erasca Inc.	2,377,535	4,898
*	Third Harmonic Bio Inc.	517,116	4,882
*,1	Zomedica Corp.	33,158,730	4,838
*,1	Verrica Pharmaceuticals Inc.	815,893	4,830
*,1	AEON Biopharma Inc.	414,900	4,813
*	CytomX Therapeutics Inc.	2,185,462	4,764
*	Merrimack Pharmaceuticals Inc.	318,613	4,706
*	Acumen Pharmaceuticals Inc.	1,146,316	4,643
*,1	Butterfly Network Inc.	4,265,224	4,606
*,1	23andMe Holding Co. Class A	8,516,086	4,531
*	Werewolf Therapeutics Inc.	698,572	4,527
*	Organogenesis Holdings Inc. Class A	1,588,928	4,513
*,1	IGM Biosciences Inc.	461,049	4,449
*	BioAtla Inc.	1,269,840	4,368
*	NeuroPace Inc.	329,220	4,346
*	Compass Therapeutics Inc.	2,191,365	4,339
*,1	scPharmaceuticals Inc.	848,635	4,260
*,1	Inmune Bio Inc.	362,018	4,254
*,1	Stereotaxis Inc.	1,625,161	4,242
*,1	Pulse Biosciences Inc.	479,815	4,179
*,1	Sagimet Biosciences Inc. Class A	763,985	4,141
*,1	Akoya Biosciences Inc.	882,321	4,138
*,1	Biote Corp. Class A	709,354	4,114
*	Electromed Inc.	253,800	4,099
*,1	Scilex Holding Co.	2,559,800	4,070
*	Neuronetics Inc.	849,497	4,044
*	Adicet Bio Inc.	1,709,603	4,018
*,1	Foghorn Therapeutics Inc.	597,869	4,012
*	TruBridge Inc.	434,694	4,008
*,1	Relmada Therapeutics Inc.	851,916	3,961
*,1	Emergent BioSolutions Inc.	1,545,927	3,911
*,1	Genelux Corp.	608,133	3,910
*,1	Lexeo Therapeutics Inc.	247,700	3,884
*	Optinose Inc.	2,646,505	3,864
*	Pyxis Oncology Inc.	905,317	3,857
*,1	GeneDx Holdings Corp. Class A	410,782	3,750
*,1	Citius Pharmaceuticals Inc.	4,139,603	3,714
*,1	PDS Biotechnology Corp.	930,114	3,683
*,1	Orchestra BioMed Holdings Inc.	698,140	3,679
*,1	Tela Bio Inc.	643,290	3,647
*,1	Bioventus Inc. Class A	680,474	3,538
*	Outset Medical Inc.	1,578,728	3,505
*	Syros Pharmaceuticals Inc.	654,183	3,500
*	Aveanna Healthcare Holdings Inc.	1,394,296	3,472
*	Prelude Therapeutics Inc.	720,427	3,415
*	aTyr Pharma Inc.	1,748,835	3,410
*,4	Scilex Holding Co. (Acquired 1/23/23, Cost $19,536)	2,203,228	3,153
[1]	LENZ Therapeutics Inc.	138,429	3,091
*	Chimerix Inc.	2,904,360	3,079
*	Athira Pharma Inc.	1,121,110	3,072
*,1	Greenwich Lifesciences Inc.	153,459	3,060
*	Seer Inc. Class A	1,594,055	3,029
*	Allakos Inc.	2,340,161	2,949
*,1	Galectin Therapeutics Inc.	1,227,446	2,934

		Shares	Market Value ($000)
*,1	Annovis Bio Inc.	246,095	2,929
*	Anixa Biosciences Inc.	927,841	2,895
*	Assertio Holdings Inc.	3,013,166	2,891
*	Sangamo Therapeutics Inc.	4,289,425	2,875
*,1	Achieve Life Sciences Inc.	631,821	2,872
*,1	Omega Therapeutics Inc.	779,100	2,844
*	Design Therapeutics Inc.	703,901	2,837
*	Augmedix Inc.	693,372	2,836
*,1	Myomo Inc.	866,170	2,832
*	Innovage Holding Corp.	630,750	2,801
*,1	CEL - SCI Corp.	1,426,103	2,724
*	KORU Medical Systems Inc.	1,140,651	2,692
*,2	PDL BioPharma Inc.	2,258,201	2,687
*,1	Sanara Medtech Inc.	71,649	2,651
*,1	Reviva Pharmaceuticals Holdings Inc.	700,442	2,648
*	Century Therapeutics Inc.	628,424	2,627
*	PMV Pharmaceuticals Inc.	1,524,487	2,592
*	Eton Pharmaceuticals Inc.	681,717	2,556
*	Clearside Biomedical Inc.	1,666,102	2,549
*,1	Cue Biopharma Inc.	1,347,078	2,546
*,1	Mural Oncology plc	520,278	2,544
*	Rezolute Inc.	996,174	2,540
*	Aclaris Therapeutics Inc.	2,042,037	2,532
*,1	Vor BioPharma Inc.	1,043,613	2,473
*,1	Cartesian Therapeutics Inc.	3,799,067	2,469
*,1	AN2 Therapeutics Inc.	749,421	2,436
*,1	Carisma Therapeutics Inc.	1,054,783	2,394
*	Hyperfine Inc. Class A	2,390,349	2,390
*	Precision BioSciences Inc.	174,932	2,372
*,1	Seres Therapeutics Inc.	2,971,194	2,300
*,1	Outlook Therapeutics Inc.	190,840	2,279
*	enVVeno Medical Corp.	418,536	2,277
*,1	Lantern Pharma Inc.	256,113	2,254
*,1	Societal CDMO Inc.	2,064,292	2,229
*,1	Acrivon Therapeutics Inc.	309,500	2,213
*	Vincerx Pharma Inc.	436,711	2,210
*,1	Delcath Systems Inc.	452,607	2,159
*,1	Immuneering Corp. Class A	736,188	2,128
*,1	Cellectar Biosciences Inc.	531,862	2,117
*,1	Vigil Neuroscience Inc.	620,140	2,115
*	Sensus Healthcare Inc.	555,562	2,111
*,1	AirSculpt Technologies Inc.	341,234	2,095
*	Kinnate Biopharma Inc.	764,542	2,034
*	Passage Bio Inc.	1,496,581	2,020
*	NGM Biopharmaceuticals Inc.	1,269,403	2,018
*	Oncology Institute Inc.	1,273,384	2,012
*	Cidara Therapeutics Inc.	2,166,543	1,993
*	DiaMedica Therapeutics Inc.	715,571	1,982
*	Alimera Sciences Inc.	494,194	1,927
*	Atara Biotherapeutics Inc.	2,710,236	1,881
*	Personalis Inc.	1,213,997	1,809
*,1	Bioxcel Therapeutics Inc.	640,245	1,805
*,1	Asensus Surgical Inc.	7,734,650	1,779
*	Corvus Pharmaceuticals Inc.	998,865	1,778
*	Eagle Pharmaceuticals Inc.	336,766	1,765
*	Spero Therapeutics Inc.	1,021,116	1,756
*,1	ProKidney Corp. Class A	1,064,701	1,746
*	Pro-Dex Inc.	98,013	1,720

		Shares	Market Value ($000)
*	SCYNEXIS Inc.	1,169,372	1,719
*,1	Immunic Inc.	1,299,004	1,715
*	Kronos Bio Inc.	1,318,872	1,715
*	Avrobio Inc.	1,330,679	1,703
*	Kezar Life Sciences Inc.	1,877,555	1,693
*	Forian Inc.	507,760	1,686
*,1	Leap Therapeutics Inc.	629,987	1,676
*,1	Matinas BioPharma Holdings Inc.	6,020,598	1,632
*	Modular Medical Inc.	876,658	1,622
*,1	Rani Therapeutics Holdings Inc. Class A	518,702	1,613
*,1	Regulus Therapeutics Inc.	540,028	1,555
*,1	Assembly Biosciences Inc.	114,782	1,527
*	Xtant Medical Holdings Inc.	1,294,395	1,514
*	Enzo Biochem Inc.	1,187,908	1,509
*	Eledon Pharmaceuticals Inc.	722,398	1,488
*,1	Nuvectis Pharma Inc.	181,040	1,485
*	Ikena Oncology Inc.	1,031,034	1,464
*	Co-Diagnostics Inc.	1,279,125	1,433
*,1	Beyond Air Inc.	813,829	1,416
*	Elicio Therapeutics Inc.	184,939	1,406
*	Curis Inc.	129,366	1,406
*	Apyx Medical Corp.	1,015,930	1,382
*	NextCure Inc.	613,827	1,369
*,1	Checkpoint Therapeutics Inc.	667,471	1,368
*,1	Ocuphire Pharma Inc.	675,815	1,358
*,1	Bionano Genomics Inc.	1,218,851	1,353
*,1	Allovir Inc.	1,771,721	1,337
*	Sonida Senior Living Inc.	46,397	1,326
*,1	Equillium Inc.	570,835	1,319
*,1	Q32 Bio Inc.	75,262	1,282
*	Cognition Therapeutics Inc.	693,067	1,261
*,1	Rockwell Medical Inc.	759,624	1,261
*,1	Celularity Inc. Class A	236,624	1,238
*,1	CytoSorbents Corp.	1,302,216	1,237
*	Cara Therapeutics Inc.	1,354,313	1,232
*,1	Bolt Biotherapeutics Inc.	846,561	1,185
*,1	Rallybio Corp.	636,414	1,177
*	iCAD Inc.	726,680	1,170
*	Aadi Bioscience Inc.	499,926	1,170
*	Dare Bioscience Inc.	2,375,133	1,164
*	Protara Therapeutics Inc.	284,301	1,140
*	IN8bio Inc.	952,487	1,124
*,1	IRIDEX Corp.	376,944	1,123
*,1	Eyenovia Inc.	1,109,164	1,094
*,1	SELLAS Life Sciences Group Inc.	1,079,237	1,090
*,1	Vaxxinity Inc. Class A	1,489,274	1,069
*	Immix Biopharma Inc.	333,290	1,023
*,1	eFFECTOR Therapeutics Inc.	70,801	1,019
*	LENSAR Inc.	282,930	1,004
*	Dyadic International Inc.	596,383	996
*	Hookipa Pharma Inc.	1,396,133	994
*,1	Reneo Pharmaceuticals Inc.	596,113	990
*,1	Vivani Medical Inc.	531,296	983
*,1	Oncternal Therapeutics Inc.	107,989	972
*	Instil Bio Inc.	85,903	928
*	Milestone Scientific Inc.	1,447,898	902
*,1	P3 Health Partners Inc.	868,499	895
*,1	Cutera Inc.	594,164	873

		Shares	Market Value ($000)
*,1	Quince Therapeutics Inc.	817,617	867
*,1	Vicarious Surgical Inc. Class A	2,852,321	860
*	HeartBeam Inc.	391,822	854
*,1	Acurx Pharmaceuticals Inc.	346,150	848
*	Elutia Inc.	267,003	841
*,1	Durect Corp.	692,730	838
*,1	Viracta Therapeutics Inc.	813,922	830
*	Clene Inc.	1,911,118	813
	MEI Pharma Inc.	201,106	804
*	Xilio Therapeutics Inc.	739,563	799
*	ImmuCell Corp.	149,689	793
*	Context Therapeutics Inc.	573,400	791
*,1	Palatin Technologies Inc.	422,079	789
*	Alpha Teknova Inc.	303,047	767
*,1	NeueHealth Inc.	114,269	743
*	Lipocine Inc.	141,076	734
*,1	Alaunos Therapeutics Inc.	403,930	731
*,1	Fortress Biotech Inc.	362,976	726
*	Journey Medical Corp.	196,523	723
*	Intensity Therapeutics Inc.	136,600	710
*	Aligos Therapeutics Inc.	712,990	699
*,1	DermTech Inc.	967,000	679
*,1	Fractyl Health Inc.	90,755	672
*	Surrozen Inc.	42,278	638
*	AIM ImmunoTech Inc.	1,311,599	618
*,1	Marker Therapeutics Inc.	143,582	617
*,1	Singular Genomics Systems Inc.	1,180,133	607
*,1	Aspira Women's Health Inc.	194,906	604
*,1	Candel Therapeutics Inc.	381,421	603
*	Kyverna Therapeutics Inc.	24,044	597
*,1	SAB Biotherapeutics Inc.	131,567	597
*	UNITY Biotechnology Inc.	361,671	593
*	ElectroCore Inc.	95,602	590
*	Rapid Micro Biosystems Inc. Class A	594,568	577
*,1	Aprea Therapeutics Inc.	86,280	577
*,1	TherapeuticsMD Inc.	249,657	572
*	ARCA biopharma Inc.	312,166	556
*	Cryo-Cell International Inc.	72,980	544
*,1	BrainStorm Cell Therapeutics Inc.	951,371	537
*	Lumos Pharma Inc.	187,322	528
*	Turnstone Biologics Corp.	200,545	525
*	Eliem Therapeutics Inc.	189,734	520
*	Exagen Inc.	326,266	519
*	Boundless Bio Inc.	36,236	516
*	Ekso Bionics Holdings Inc.	377,615	514
*	Indaptus Therapeutics Inc.	229,197	513
*,1	Movano Inc.	1,233,783	507
*	Retractable Technologies Inc.	421,212	505
*,1	Spruce Biosciences Inc.	638,558	502
	Psychemedics Corp.	165,415	485
*,1	Cue Health Inc.	2,505,948	473
*	Cumberland Pharmaceuticals Inc.	280,820	472
*	Orgenesis Inc.	566,688	466
*,1	Sensei Biotherapeutics Inc.	441,585	464
*,1	NRX Pharmaceuticals Inc.	978,921	462
*,1	PAVmed Inc.	213,896	458
*	Minerva Neurosciences Inc.	175,805	454
*,1	Oncocyte Corp.	153,986	451

		Shares	Market Value ($000)
*,1	MAIA Biotechnology Inc.	199,918	440
*	Biodesix Inc.	305,359	437
*	Microbot Medical Inc.	348,549	429
*,1	CareMax Inc.	88,279	425
*,1	Biora Therapeutics Inc.	372,034	409
*,1	vTv Therapeutics Inc. Class A	16,666	392
*	Lisata Therapeutics Inc.	123,063	384
*,1	Metagenomi Inc.	36,208	382
*,1	Onconova Therapeutics Inc.	365,661	369
*	Biomerica Inc.	440,355	366
*,1	NanoViricides Inc.	300,189	348
*,1	Anebulo Pharmaceuticals Inc.	121,000	347
*	Cyclo Therapeutics Inc.	246,418	343
*	Forte Biosciences Inc.	487,429	342
*,1	Bright Green Corp.	1,286,273	313
*,1	CareCloud Inc.	266,292	309
*,1	Lucid Diagnostics Inc.	366,924	297
*	American Shared Hospital Services	97,646	288
*	ATI Physical Therapy Inc.	49,713	277
*	Cocrystal Pharma Inc.	191,359	274
*	Dominari Holdings Inc.	111,013	272
*,1	Moleculin Biotech Inc.	44,365	262
*	Hepion Pharmaceuticals Inc.	104,005	259
*	Armata Pharmaceuticals Inc.	61,098	255
*	Synlogic Inc.	139,449	250
*,1	Organovo Holdings Inc.	238,972	246
*	Ocean Biomedical Inc.	64,976	246
*	PharmaCyte Biotech Inc.	99,683	236
*	Nephros Inc.	103,460	227
*,1	Strata Skin Sciences Inc.	593,248	224
*	Incannex Healthcare Inc.	61,784	222
*,1	Accelerate Diagnostics Inc.	223,456	221
*,1	BioVie Inc.	415,089	219
*	Nutriband Inc.	43,546	197
*,1	Bullfrog AI Holdings Inc.	58,856	189
*,1	BioCardia Inc.	457,496	186
*	Predictive Oncology Inc.	72,211	184
*	Unicycive Therapeutics Inc.	127,478	176
*	Precision Optics Corp. Inc.	29,929	166
*,1	Molecular Templates Inc.	72,578	163
*	Serina Therapeutics Inc. (XASE)	12,117	163
*	Talis Biomedical Corp.	18,267	160
*,1	TFF Pharmaceuticals Inc.	22,607	140
*,1	Telesis Bio Inc.	307,523	135
*	MiNK Therapeutics Inc.	148,229	135
*,1	Mustang Bio Inc.	130,294	135
*	Know Labs Inc.	211,143	133
*,1	Seelos Therapeutics Inc.	224,893	133
*	Upexi Inc.	221,762	129
*	Senti Biosciences Inc. Class A	320,153	121
*	KALA BIO Inc.	14,853	116
*	Talphera Inc.	112,873	116
*	Acorda Therapeutics Inc.	8,822	110
*	Precipio Inc.	16,838	107
*	Champions Oncology Inc.	14,340	70
*	bioAffinity Technologies Inc.	30,559	62
*	Longeveron Inc. Class A	17,623	57
*	Tonix Pharmaceuticals Holding Corp.	297,302	55

		Shares	Market Value ($000)
*	Finch Therapeutics Group Inc.	20,018	53
*	Star Equity Holdings Inc.	53,681	48
*	Eiger BioPharmaceuticals Inc.	9,658	48
*	GT Biopharma Inc.	9,962	44
*,1	MyMD Pharmaceuticals Inc.	16,658	40
*	Novo Integrated Sciences Inc.	77,105	38
*,2	Impact BioMedical Inc. (Registered)	5,171,052	33
*,1,2	Aravive Inc.	368,501	15
*,1	Theriva Biologics Inc.	30,777	14
*	iSpecimen Inc.	40,570	9
*	Carmell Corp.	1,823	5
*	Serina Therapeutics Inc.	7,270	3
*	Coeptis Therapeutics Holdings	7,950	2
*	CalciMedica Inc.	427	2
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
			189,675,038
Industrials (13.0%)
	Visa Inc. Class A	49,299,126	13,758,400
	Mastercard Inc. Class A	26,177,117	12,606,114
	Accenture plc Class A	19,702,831	6,829,198
	Caterpillar Inc.	15,699,702	5,752,842
	General Electric Co.	32,516,561	5,707,632
	Union Pacific Corp.	19,177,778	4,716,391
	Honeywell International Inc.	20,508,556	4,209,381
	RTX Corp.	41,710,800	4,068,054
	Eaton Corp. plc	12,553,790	3,925,319
*	Boeing Co.	19,189,660	3,703,412
	American Express Co.	15,929,826	3,627,062
	Lockheed Martin Corp.	7,587,931	3,451,522
	Deere & Co.	8,363,039	3,435,035
	United Parcel Service Inc. Class B	22,848,947	3,396,039
	Automatic Data Processing Inc.	12,894,026	3,220,154
*	Fiserv Inc.	18,549,392	2,964,564
	Sherwin-Williams Co.	7,199,016	2,500,434
	Illinois Tool Works Inc.	8,906,949	2,390,002
	CSX Corp.	61,557,830	2,281,949
*	PayPal Holdings Inc.	33,737,645	2,260,085
	Parker-Hannifin Corp.	4,036,917	2,243,678
	General Dynamics Corp.	7,751,448	2,189,707
	Trane Technologies plc	7,144,549	2,144,794
	FedEx Corp.	7,066,300	2,047,390
	TransDigm Group Inc.	1,660,964	2,045,643
	Emerson Electric Co.	17,992,134	2,040,668
	PACCAR Inc.	16,460,145	2,039,247
	Northrop Grumman Corp.	4,246,775	2,032,761
	Cintas Corp.	2,706,826	1,859,671
	3M Co.	17,383,889	1,843,909
	Norfolk Southern Corp.	7,101,908	1,810,063
	Capital One Financial Corp.	11,348,907	1,689,739
	Carrier Global Corp.	26,835,556	1,559,951
	United Rentals Inc.	2,110,902	1,522,193
*	Block Inc. Class A	17,485,406	1,478,916
	WW Grainger Inc.	1,392,855	1,416,951
	Johnson Controls International plc	21,398,083	1,397,723
	Ferguson plc	6,363,626	1,390,007
	Fidelity National Information Services Inc.	18,628,076	1,381,831

		Shares	Market Value ($000)
	Old Dominion Freight Line Inc.	6,161,060	1,351,182
	AMETEK Inc.	7,262,724	1,328,352
	L3Harris Technologies Inc.	5,976,150	1,273,518
	Otis Worldwide Corp.	12,764,574	1,267,139
	Cummins Inc.	4,283,477	1,262,126
	Paychex Inc.	10,172,280	1,249,156
	Ingersoll Rand Inc.	12,705,279	1,206,366
	Martin Marietta Materials Inc.	1,943,414	1,193,140
	Quanta Services Inc.	4,579,867	1,189,849
	Vulcan Materials Co.	4,154,849	1,133,941
	PPG Industries Inc.	7,395,047	1,071,542
	Verisk Analytics Inc. Class A	4,495,296	1,059,676
	Rockwell Automation Inc.	3,594,689	1,047,241
	Equifax Inc.	3,909,840	1,045,960
	Xylem Inc.	7,563,449	977,500
	Fortive Corp.	11,007,973	946,906
*	Fair Isaac Corp.	742,040	927,261
	DuPont de Nemours Inc.	11,849,551	908,505
*	Mettler-Toledo International Inc.	678,095	902,741
	Howmet Aerospace Inc.	12,912,631	883,611
*	Keysight Technologies Inc.	5,499,101	859,949
	Global Payments Inc.	6,289,316	840,630
	Westinghouse Air Brake Technologies Corp.	5,579,432	812,812
*	Builders FirstSource Inc.	3,840,164	800,866
	Dover Corp.	4,391,266	778,088
*	Axon Enterprise Inc.	2,238,250	700,304
	Hubbell Inc. Class B	1,685,298	699,483
	Ball Corp.	9,924,628	668,523
*	Corpay Inc.	2,163,241	667,446
	Veralto Corp.	7,375,424	653,905
*	Waters Corp.	1,856,767	639,155
*	Teledyne Technologies Inc.	1,488,213	638,920
	Jacobs Solutions Inc.	3,960,728	608,883
	Booz Allen Hamilton Holding Corp. Class A	4,074,813	604,865
	Carlisle Cos. Inc.	1,503,268	589,056
	Textron Inc.	6,074,094	582,688
	IDEX Corp.	2,379,529	580,653
	Expeditors International of Washington Inc.	4,562,171	554,623
	Synchrony Financial	12,792,872	551,629
	Masco Corp.	6,881,855	542,841
	Packaging Corp. of America	2,812,544	533,765
	EMCOR Group Inc.	1,479,698	518,190
	JB Hunt Transport Services Inc.	2,599,032	517,857
*	Trimble Inc.	7,818,020	503,168
	Graco Inc.	5,262,476	491,831
	Snap-on Inc.	1,658,261	491,210
	Lennox International Inc.	1,002,966	490,210
*	Zebra Technologies Corp. Class A	1,617,518	487,585
*	Saia Inc.	833,363	487,517
	HEICO Corp. Class A	3,164,266	487,107
	TransUnion	6,082,318	485,369
	RPM International Inc.	4,060,700	483,020
	Stanley Black & Decker Inc.	4,825,876	472,598
	Lincoln Electric Holdings Inc.	1,804,569	460,959
	Watsco Inc.	1,065,065	460,076
	Owens Corning	2,726,827	454,835
	Nordson Corp.	1,614,114	443,139
	Pentair plc	5,182,327	442,778

		Shares	Market Value ($000)
*	TopBuild Corp.	996,565	439,216
*	XPO Inc.	3,466,157	422,975
	AECOM	4,281,233	419,903
	Advanced Drainage Systems Inc.	2,434,161	419,260
	Westrock Co.	8,082,825	399,696
	Jack Henry & Associates Inc.	2,295,646	398,823
	nVent Electric plc	5,155,308	388,710
	Regal Rexnord Corp.	2,091,196	376,624
	Allegion plc	2,755,465	371,189
	Huntington Ingalls Industries Inc.	1,238,815	361,077
	Comfort Systems USA Inc.	1,124,456	357,251
	ITT Inc.	2,580,906	351,081
*	Trex Co. Inc.	3,419,541	341,099
	A O Smith Corp.	3,796,978	339,678
*	Core & Main Inc. Class A	5,899,103	337,724
	Fortune Brands Innovations Inc.	3,975,491	336,605
*	WEX Inc.	1,344,811	319,433
	Tetra Tech Inc.	1,671,984	308,832
	Curtiss-Wright Corp.	1,205,455	308,524
	Crown Holdings Inc.	3,795,665	300,844
	Toro Co.	3,279,242	300,477
	AptarGroup Inc.	2,073,012	298,286
	BWX Technologies Inc.	2,881,929	295,744
	Eagle Materials Inc.	1,071,683	291,230
	Woodward Inc.	1,886,989	290,823
	Graphic Packaging Holding Co.	9,643,984	281,411
	MKS Instruments Inc.	2,105,583	280,043
	Donaldson Co. Inc.	3,739,541	279,269
	WESCO International Inc.	1,612,709	276,225
	Simpson Manufacturing Co. Inc.	1,342,915	275,539
*	API Group Corp.	7,014,664	275,466
*	Middleby Corp.	1,694,011	272,380
	Knight-Swift Transportation Holdings Inc. Class A	4,824,673	265,453
	CH Robinson Worldwide Inc.	3,478,509	264,854
	Acuity Brands Inc.	976,635	262,451
*	WillScot Mobile Mini Holdings Corp.	5,623,531	261,494
*	Affirm Holdings Inc. Class A	6,972,775	259,806
	Oshkosh Corp.	2,057,790	256,627
	Robert Half Inc.	3,150,100	249,740
	AGCO Corp.	2,007,946	247,017
	Applied Industrial Technologies Inc.	1,215,264	240,075
*	Axalta Coating Systems Ltd.	6,945,187	238,845
*	Generac Holdings Inc.	1,890,778	238,503
*	FTI Consulting Inc.	1,126,106	236,809
*	AZEK Co. Inc. Class A	4,580,982	230,057
	Cognex Corp.	5,418,836	229,867
	MSA Safety Inc.	1,175,474	227,560
*	Fluor Corp.	5,377,030	227,341
*	Paylocity Holding Corp.	1,321,291	227,077
*	Mohawk Industries Inc.	1,701,969	222,771
	Allison Transmission Holdings Inc.	2,739,717	222,355
*,1	Chart Industries Inc.	1,344,080	221,397
	Vontier Corp.	4,873,406	221,058
	Atkore Inc.	1,148,855	218,696
*	BILL Holdings Inc.	3,176,658	218,300
	Landstar System Inc.	1,126,413	217,127
	Berry Global Group Inc.	3,463,476	209,471
*	ATI Inc.	4,047,802	207,126

		Shares	Market Value ($000)
	Crane Co.	1,521,318	205,576
	Brunswick Corp.	2,123,919	205,001
*	GXO Logistics Inc.	3,736,017	200,848
	Esab Corp.	1,800,113	199,038
	Installed Building Products Inc.	753,950	195,069
*	Beacon Roofing Supply Inc.	1,988,587	194,921
	Littelfuse Inc.	783,878	189,973
	Flowserve Corp.	4,117,073	188,068
	Genpact Ltd.	5,691,792	187,545
*	MasTec Inc.	1,984,887	185,091
	Watts Water Technologies Inc. Class A	863,543	183,546
	AAON Inc.	2,060,295	181,512
*	SPX Technologies Inc.	1,455,122	179,169
	FTAI Aviation Ltd.	2,658,849	178,941
	Sonoco Products Co.	3,093,072	178,903
	Sensata Technologies Holding plc	4,764,390	175,044
*	Kirby Corp.	1,815,817	173,084
*	Summit Materials Inc. Class A	3,876,328	172,768
	Armstrong World Industries Inc.	1,376,997	171,051
	Louisiana-Pacific Corp.	2,034,929	170,751
	Air Lease Corp. Class A	3,308,192	170,173
	Sealed Air Corp.	4,539,273	168,861
	Federal Signal Corp.	1,939,052	164,567
	MDU Resources Group Inc.	6,394,390	161,139
	Maximus Inc.	1,913,184	160,516
*	ExlService Holdings Inc.	4,966,385	157,931
	Ryder System Inc.	1,310,981	157,567
	Valmont Industries Inc.	663,205	151,396
	Western Union Co.	10,771,881	150,591
	GATX Corp.	1,119,044	149,985
	Badger Meter Inc.	922,540	149,276
*	Euronet Worldwide Inc.	1,351,332	148,552
*	Modine Manufacturing Co.	1,555,754	148,092
*	ASGN Inc.	1,398,774	146,536
	Zurn Elkay Water Solutions Corp.	4,358,993	145,895
	Moog Inc. Class A	906,850	144,779
*	Knife River Corp.	1,780,041	144,326
	Herc Holdings Inc.	845,833	142,354
	MSC Industrial Direct Co. Inc. Class A	1,428,933	138,664
*	AeroVironment Inc.	894,203	137,063
	HB Fuller Co.	1,701,563	135,683
	Franklin Electric Co. Inc.	1,248,997	133,405
*	Itron Inc.	1,425,125	131,853
	Exponent Inc.	1,594,220	131,826
*	Spirit AeroSystems Holdings Inc. Class A	3,607,735	130,131
	Terex Corp.	2,020,626	130,128
*	Dycom Industries Inc.	881,658	126,544
	HEICO Corp.	656,538	125,399
	Encore Wire Corp.	472,556	124,178
*	Verra Mobility Corp. Class A	4,934,712	123,220
	Brink's Co.	1,328,588	122,735
*	GMS Inc.	1,259,941	122,643
	Insperity Inc.	1,115,513	122,271
	EnerSys	1,290,959	121,944
*	Alight Inc. Class A	12,365,621	121,801
	Kadant Inc.	368,670	120,961
	Silgan Holdings Inc.	2,481,444	120,499
	ManpowerGroup Inc.	1,544,138	119,887

		Shares	Market Value ($000)
	Belden Inc.	1,284,098	118,920
*,1	Shift4 Payments Inc. Class A	1,798,174	118,805
	Matson Inc.	1,054,321	118,506
*	CBIZ Inc.	1,497,782	117,576
	TriNet Group Inc.	874,588	115,874
	CSW Industrials Inc.	492,761	115,602
	Otter Tail Corp.	1,310,389	113,218
*	ACI Worldwide Inc.	3,406,081	113,116
	Hillenbrand Inc.	2,246,005	112,952
	Enpro Inc.	658,443	111,125
	Korn Ferry	1,616,969	106,332
	John Bean Technologies Corp.	1,002,773	105,181
	ArcBest Corp.	715,471	101,955
*	Gates Industrial Corp. plc	5,735,557	101,577
*	Sterling Infrastructure Inc.	917,788	101,241
	Griffon Corp.	1,374,075	100,775
*	Resideo Technologies Inc.	4,369,022	97,953
	McGrath RentCorp	773,726	95,455
*	MYR Group Inc.	536,085	94,753
	Crane NXT Co.	1,515,888	93,833
	Albany International Corp. Class A	985,174	92,124
*	Masonite International Corp.	698,911	91,872
	ICF International Inc.	592,470	89,244
*	Flywire Corp.	3,539,598	87,817
*	Marqeta Inc. Class A	14,719,965	87,731
	ESCO Technologies Inc.	816,229	87,377
	ABM Industries Inc.	1,955,569	87,257
*	Remitly Global Inc.	4,162,627	86,333
*	Kratos Defense & Security Solutions Inc.	4,621,017	84,934
*	Atmus Filtration Technologies Inc.	2,618,632	84,451
	UniFirst Corp.	477,441	82,803
	EVERTEC Inc.	2,073,359	82,727
	ADT Inc.	12,070,140	81,111
*	RXO Inc.	3,687,706	80,650
	Hub Group Inc. Class A	1,865,496	80,627
*	O-I Glass Inc.	4,853,768	80,524
	Brady Corp. Class A	1,357,477	80,471
	International Seaways Inc.	1,503,756	80,000
	Patrick Industries Inc.	667,757	79,777
	Mueller Water Products Inc. Class A	4,926,517	79,268
	Vestis Corp.	4,104,814	79,100
*	Gibraltar Industries Inc.	981,812	79,065
	Granite Construction Inc.	1,382,527	78,984
*	Masterbrand Inc.	4,070,714	76,285
	Werner Enterprises Inc.	1,925,556	75,328
*	OSI Systems Inc.	523,283	74,735
*	AMN Healthcare Services Inc.	1,188,164	74,272
	Alamo Group Inc.	321,882	73,495
*	Construction Partners Inc. Class A	1,303,451	73,189
	Trinity Industries Inc.	2,610,819	72,711
*,1	Bloom Energy Corp. Class A	6,349,487	71,368
	Standex International Corp.	380,844	69,397
	Tennant Co.	569,889	69,304
*	Janus International Group Inc.	4,444,793	67,250
*	Hayward Holdings Inc.	4,375,090	66,983
*	AvidXchange Holdings Inc.	5,021,931	66,038
*	Mirion Technologies Inc. Class A	5,807,576	66,032
*	Aurora Innovation Inc. Class A	23,407,746	66,010

		Shares	Market Value ($000)
	Primoris Services Corp.	1,542,471	65,663
	H&E Equipment Services Inc.	989,487	63,505
*	AAR Corp.	1,047,987	62,743
*	Hillman Solutions Corp.	5,896,388	62,738
	Kennametal Inc.	2,508,044	62,551
*,1	Joby Aviation Inc.	11,451,635	61,381
*	Legalzoom.com Inc.	4,435,624	59,171
	Enerpac Tool Group Corp. Class A	1,638,990	58,446
	Greif Inc. Class A	839,397	57,960
	Bread Financial Holdings Inc.	1,550,060	57,724
	AZZ Inc.	743,731	57,498
*	Leonardo DRS Inc.	2,581,297	57,021
	Barnes Group Inc.	1,512,393	56,185
*	Huron Consulting Group Inc.	579,428	55,984
*	JELD-WEN Holding Inc.	2,532,427	53,763
*	American Woodmark Corp.	521,655	53,031
*	CoreCivic Inc.	3,392,503	52,957
[1]	Greenbrier Cos. Inc.	961,559	50,097
*	Donnelley Financial Solutions Inc.	769,059	47,689
	Helios Technologies Inc.	1,028,594	45,968
*	NCR Atleos Corp.	2,272,433	44,881
*	Mercury Systems Inc.	1,518,535	44,797
*	NV5 Global Inc.	452,461	44,346
	Napco Security Technologies Inc.	1,096,670	44,042
	Kforce Inc.	622,707	43,913
*	Cimpress plc	494,963	43,809
	Kaman Corp.	932,996	42,797
	Lindsay Corp.	350,718	41,265
	Quanex Building Products Corp.	1,050,503	40,371
	Apogee Enterprises Inc.	680,702	40,298
	Powell Industries Inc.	282,765	40,237
*,1	Rocket Lab USA Inc.	9,621,236	39,543
	Columbus McKinnon Corp.	871,921	38,914
*	Blue Bird Corp.	1,010,734	38,752
	Wabash National Corp.	1,280,832	38,348
*	Payoneer Global Inc.	7,831,858	38,063
*	Aspen Aerogels Inc.	2,094,876	36,870
*	Triumph Group Inc.	2,416,841	36,349
	TriMas Corp.	1,348,329	36,041
*	Nikola Corp.	34,512,078	35,893
*,1	Symbotic Inc. Class A	785,428	35,344
*	BlueLinx Holdings Inc.	258,516	33,669
*	Montrose Environmental Group Inc.	854,370	33,466
*,1	Enovix Corp.	4,158,572	33,310
	Marten Transport Ltd.	1,798,220	33,231
*	Thermon Group Holdings Inc.	1,008,264	32,990
	VSE Corp.	407,658	32,613
	Astec Industries Inc.	743,210	32,486
	REV Group Inc.	1,465,830	32,380
	CRA International Inc.	211,056	31,570
	Schneider National Inc. Class B	1,393,420	31,547
*	SP Plus Corp.	602,533	31,464
*	Transcat Inc.	260,450	29,022
*	IES Holdings Inc.	238,536	29,015
*	Proto Labs Inc.	810,910	28,990
	Deluxe Corp.	1,316,841	27,114
*	Vicor Corp.	706,633	27,022
	Barrett Business Services Inc.	212,543	26,933

		Shares	Market Value ($000)
*	Air Transport Services Group Inc.	1,949,962	26,831
*,1	Archer Aviation Inc. Class A	5,806,741	26,827
	Gorman-Rupp Co.	675,897	26,732
*	CryoPort Inc.	1,451,732	25,696
*,1	PureCycle Technologies Inc.	4,127,199	25,671
	First Advantage Corp.	1,581,424	25,651
*	Repay Holdings Corp. Class A	2,326,685	25,594
*	Energy Recovery Inc.	1,614,460	25,492
	Forward Air Corp.	806,716	25,097
	Myers Industries Inc.	1,079,736	25,017
	Cadre Holdings Inc.	687,939	24,903
*	DXP Enterprises Inc.	449,748	24,165
*	International Money Express Inc.	1,048,961	23,948
	Kelly Services Inc. Class A	923,231	23,118
*	ZipRecruiter Inc. Class A	1,916,962	22,026
*	Ducommun Inc.	422,398	21,669
	Argan Inc.	428,506	21,657
	Pitney Bowes Inc.	4,814,608	20,847
	Insteel Industries Inc.	543,672	20,779
*	Cross Country Healthcare Inc.	1,089,478	20,395
	FTAI Infrastructure Inc.	3,193,015	20,052
	Perella Weinberg Partners Class A	1,405,691	19,862
	Cass Information Systems Inc.	408,763	19,690
	Heidrick & Struggles International Inc.	581,447	19,571
*	CECO Environmental Corp.	844,380	19,438
*	Titan International Inc.	1,529,329	19,055
*	Conduent Inc.	5,561,668	18,798
	Hyster-Yale Materials Handling Inc.	275,695	17,691
*	Tutor Perini Corp.	1,212,087	17,527
	Mesa Laboratories Inc.	159,376	17,488
	Heartland Express Inc.	1,447,760	17,286
*,1	Virgin Galactic Holdings Inc.	11,312,265	16,742
	Douglas Dynamics Inc.	681,630	16,441
	United States Lime & Minerals Inc.	54,904	16,369
	Ennis Inc.	791,000	16,223
*	Great Lakes Dredge & Dock Corp.	1,846,491	16,157
*	Titan Machinery Inc.	641,694	15,920
*	I3 Verticals Inc. Class A	695,229	15,914
	Miller Industries Inc.	314,852	15,774
*	Astronics Corp.	810,023	15,423
*	Manitowoc Co. Inc.	1,085,339	15,347
	Pactiv Evergreen Inc.	1,070,116	15,324
	National Presto Industries Inc.	180,647	15,138
*	V2X Inc.	317,452	14,828
*	Bowman Consulting Group Ltd.	416,267	14,482
*	Sterling Check Corp.	889,626	14,305
	Resources Connection Inc.	1,069,873	14,080
*	BrightView Holdings Inc.	1,177,313	14,010
	Allient Inc.	388,848	13,874
*	Franklin Covey Co.	350,254	13,751
*,1	Evolv Technologies Holdings Inc.	2,978,849	13,256
*	Green Dot Corp. Class A	1,379,412	12,870
*	Cantaloupe Inc.	1,976,004	12,706
*	Hudson Technologies Inc.	1,151,485	12,678
	Eagle Bulk Shipping Inc.	202,651	12,660
*	Vishay Precision Group Inc.	346,671	12,248
	Shyft Group Inc.	966,234	12,001
*	Limbach Holdings Inc.	286,069	11,849

		Shares	Market Value ($000)
*	TrueBlue Inc.	943,908	11,818
*	FARO Technologies Inc.	547,800	11,783
	LSI Industries Inc.	778,659	11,773
*	Daseke Inc.	1,399,221	11,614
*	Distribution Solutions Group Inc.	319,525	11,337
*	L B Foster Co. Class A	413,864	11,303
*	Willdan Group Inc.	386,221	11,197
	Luxfer Holdings plc	1,056,300	10,954
	Overseas Shipholding Group Inc. Class A	1,692,372	10,831
*	Custom Truck One Source Inc.	1,834,182	10,675
*,1	Target Hospitality Corp.	959,098	10,425
*	Graham Corp.	378,043	10,313
*	Moneylion Inc.	143,680	10,247
	Park Aerospace Corp.	613,901	10,209
*	Ranpak Holdings Corp. Class A	1,273,970	10,026
*	Advantage Solutions Inc.	2,266,097	9,812
	Covenant Logistics Group Inc. Class A	209,939	9,733
*	HireRight Holdings Corp.	666,377	9,509
*	Paymentus Holdings Inc. Class A	409,400	9,314
*,1	Sezzle Inc.	106,000	8,956
*	Radiant Logistics Inc.	1,604,349	8,696
	Universal Logistics Holdings Inc.	231,011	8,517
	Kronos Worldwide Inc.	667,373	7,875
*	Forrester Research Inc.	360,304	7,768
*	Orion Group Holdings Inc.	940,867	7,715
*,1	Hyliion Holdings Corp.	4,320,482	7,604
*	Iteris Inc.	1,520,840	7,513
*	Mistras Group Inc.	779,749	7,454
*	Acacia Research Corp.	1,366,267	7,282
*,1	Byrna Technologies Inc.	515,879	7,186
	Park-Ohio Holdings Corp.	259,028	6,911
*	TaskUS Inc. Class A	576,204	6,713
*	Performant Financial Corp.	2,207,671	6,491
*	Commercial Vehicle Group Inc.	1,007,798	6,480
*	AerSale Corp.	888,167	6,377
*	Concrete Pumping Holdings Inc.	795,293	6,283
*	Smith-Midland Corp.	132,408	6,221
	Karat Packaging Inc.	217,229	6,215
*,1	Desktop Metal Inc. Class A	7,060,821	6,214
	Twin Disc Inc.	371,472	6,140
*,1	Eos Energy Enterprises Inc.	5,756,236	5,929
*	Spire Global Inc.	492,246	5,907
	TTEC Holdings Inc.	568,274	5,893
	Quad/Graphics Inc.	1,105,270	5,869
	Information Services Group Inc.	1,422,145	5,745
*	CS Disco Inc.	702,155	5,709
*	Gencor Industries Inc.	332,994	5,558
*,1	Rekor Systems Inc.	2,338,714	5,356
*	Terran Orbital Corp.	3,974,706	5,207
*	Blade Air Mobility Inc.	1,782,888	5,081
*	SoundThinking Inc.	299,290	4,753
*,1	BlackSky Technology Inc. Class A	3,375,134	4,590
*	Core Molding Technologies Inc.	241,857	4,578
*	Mayville Engineering Co. Inc.	318,534	4,565
*	Atlanticus Holdings Corp.	150,367	4,449
*	Manitex International Inc.	640,610	4,395
*	DLH Holdings Corp.	327,281	4,343
*	DHI Group Inc.	1,661,442	4,237

		Shares	Market Value ($000)
[1]	EVI Industries Inc.	163,732	4,077
*,1	Microvast Holdings Inc.	4,821,119	4,035
	Hurco Cos. Inc.	194,691	3,925
	BGSF Inc.	359,805	3,746
	ARC Document Solutions Inc.	1,338,175	3,707
*,1	CompoSecure Inc. Class A	505,739	3,656
*	Luna Innovations Inc.	1,113,617	3,569
*	RCM Technologies Inc.	159,719	3,413
*,1	Redwire Corp.	737,344	3,237
*,1	Paysign Inc.	876,357	3,207
*,1	Danimer Scientific Inc.	2,924,436	3,188
*	PAM Transportation Services Inc.	196,206	3,180
*	VirTra Inc.	301,423	3,099
*	Ultralife Corp.	348,051	3,066
*	Alpha Pro Tech Ltd.	462,840	2,888
*	LS Starrett Co. Class A	173,000	2,749
*	Innovative Solutions & Support Inc.	365,549	2,676
*	Research Solutions Inc.	846,894	2,676
*	Willis Lease Finance Corp.	53,352	2,647
*,1	374Water Inc.	2,084,515	2,626
*,1	Markforged Holding Corp.	3,063,363	2,561
*	Frequency Electronics Inc.	228,179	2,485
*	CPI Card Group Inc.	133,851	2,391
*,1	Mega Matrix Corp.	797,652	2,281
*,1	Odyssey Marine Exploration Inc. Class B	585,016	2,229
*,1	Velo3D Inc.	4,791,156	2,183
*,1	Intuitive Machines Inc.	344,727	2,155
*,1	SKYX Platforms Corp.	1,592,981	2,087
*,1	Babcock & Wilcox Enterprises Inc.	1,843,405	2,083
[1]	HireQuest Inc.	159,520	2,066
*	Hudson Global Inc.	107,683	1,901
*,1	Wrap Technologies Inc.	762,394	1,723
*,1	Hyzon Motors Inc.	2,227,561	1,641
*	Broadwind Inc.	689,278	1,640
*	M-Tron Industries Inc.	52,894	1,587
*	Amprius Technologies Inc.	593,900	1,574
*	LightPath Technologies Inc. Class A	1,086,827	1,500
*	FreightCar America Inc.	378,018	1,455
*,1	Where Food Comes From Inc.	133,053	1,400
*	GEE Group Inc.	3,870,957	1,392
*	Hydrofarm Holdings Group Inc.	1,239,122	1,338
*	Usio Inc.	757,304	1,287
*,1	Coda Octopus Group Inc.	222,690	1,285
*	Priority Technology Holdings Inc.	387,198	1,266
*,1	Workhorse Group Inc.	5,121,723	1,202
	Espey Manufacturing & Electronics Corp.	46,955	1,186
*,1	Skillsoft Corp.	126,344	1,137
*,1	INNOVATE Corp.	1,618,635	1,134
*	Lightbridge Corp.	383,955	1,133
*,1	Knightscope Inc. Class A	1,984,525	992
*	Taylor Devices Inc.	19,219	957
*	IZEA Worldwide Inc.	394,745	912
*,1	Sono-Tek Corp.	158,428	775
*	RF Industries Ltd.	249,088	772
*	Katapult Holdings Inc.	65,728	766
*	Air T Inc.	32,860	729
*	CPI Aerostructures Inc.	308,430	722
*	Orion Energy Systems Inc.	781,379	680

		Shares	Market Value ($000)
*,1	Palladyne AI Corp.	364,522	660
*	Team Inc.	88,315	637
*	Pioneer Power Solutions Inc.	107,157	612
*	ClearSign Technologies Corp.	603,165	582
*,1	Sypris Solutions Inc.	365,527	581
*	Fuel Tech Inc.	446,881	541
*,1	Cepton Inc.	170,313	473
*	AppTech Payments Corp.	428,602	411
*,1	Xos Inc.	39,983	409
	Taitron Components Inc. Class A	125,572	404
*	TSR Inc.	50,537	400
*,1	Astrotech Corp.	38,881	339
*	TOMI Environmental Solutions Inc.	484,669	329
*,1	Dragonfly Energy Holdings Corp.	610,200	329
*	AmpliTech Group Inc.	169,463	313
*,1	Astra Space Inc. Class A	456,137	311
*	Servotronics Inc.	19,533	269
*	Professional Diversity Network Inc.	135,057	240
*	LGL Group Inc.	37,157	236
*,1	Air Industries Group	47,342	222
*	Jewett-Cameron Trading Co. Ltd.	35,878	191
*	DSS Inc.	69,094	125
*	Optex Systems Holdings Inc.	13,945	107
*,1	MSP Recovery Inc.	140,320	96
*	Ryvyl Inc.	32,268	94
*,1	ENGlobal Corp.	53,038	90
*	Shapeways Holdings Inc.	44,252	88
*	SIFCO Industries Inc.	24,401	78
*,1	CISO Global Inc.	51,673	63
*	OLB Group Inc.	76,848	44
*,1	Digital Ally Inc.	8,028	20
*	Interlink Electronics Inc.	2,406	18
*	Expion360 Inc.	3,648	11
*	Fathom Digital Manufacturing C	1,727	8
*	Electro-Sensors Inc.	1,503	6
*,1	Energous Corp.	2,970	6
*	FGI Industries Ltd.	2,425	4
*,2	Patriot National Inc.	129,819	—
*	Ardagh Group SA Class A	37	—
*,2	GCI Liberty Inc.	2,704,635	—
			208,418,335
Real Estate (2.7%)
	Prologis Inc.	29,081,602	3,787,006
	American Tower Corp.	14,649,468	2,894,588
	Equinix Inc.	2,973,682	2,454,269
	Welltower Inc.	17,869,734	1,669,748
	Simon Property Group Inc.	9,745,906	1,525,137
	Realty Income Corp.	27,074,874	1,464,751
	Public Storage	4,979,938	1,444,481
	Crown Castle Inc.	13,646,090	1,444,166
	Digital Realty Trust Inc.	9,799,394	1,411,505
*	CoStar Group Inc.	12,842,086	1,240,545
	Extra Space Storage Inc.	6,648,670	977,354
	VICI Properties Inc. Class A	29,710,870	885,087
*	CBRE Group Inc. Class A	9,100,758	884,958
	AvalonBay Communities Inc.	4,460,857	827,757
	Weyerhaeuser Co.	22,955,000	824,314
	Iron Mountain Inc.	9,198,117	737,781

		Shares	Market Value ($000)
	SBA Communications Corp. Class A	3,395,758	735,861
	Equity Residential	11,354,925	716,609
	Alexandria Real Estate Equities Inc.	5,527,573	712,559
	Invitation Homes Inc.	18,320,075	652,378
	Ventas Inc.	12,680,814	552,123
	Sun Communities Inc.	3,915,703	503,481
	Essex Property Trust Inc.	2,016,942	493,768
	Mid-America Apartment Communities Inc.	3,664,794	482,214
	Host Hotels & Resorts Inc.	22,112,342	457,283
	Healthpeak Properties Inc.	22,286,109	417,865
	Kimco Realty Corp.	21,139,152	414,539
	WP Carey Inc.	6,874,007	387,969
	UDR Inc.	10,333,123	386,562
	Gaming & Leisure Properties Inc.	7,936,951	365,655
	American Homes 4 Rent Class A	9,638,355	354,499
	Regency Centers Corp.	5,797,408	351,091
	Equity LifeStyle Properties Inc.	5,268,429	339,287
	Rexford Industrial Realty Inc.	6,550,907	329,511
	Camden Property Trust	3,345,782	329,225
	Lamar Advertising Co. Class A	2,755,939	329,087
	CubeSmart	7,063,255	319,400
*	Jones Lang LaSalle Inc.	1,497,452	292,138
	Boston Properties Inc.	4,440,590	290,015
	EastGroup Properties Inc.	1,502,464	270,098
	Federal Realty Investment Trust	2,611,824	266,719
	NNN REIT Inc.	5,706,010	243,875
	Omega Healthcare Investors Inc.	7,690,983	243,573
*	Zillow Group Inc. Class C	4,939,793	240,963
	Americold Realty Trust Inc.	8,999,563	224,269
	Brixmor Property Group Inc.	9,401,403	220,463
	STAG Industrial Inc.	5,730,287	220,272
	First Industrial Realty Trust Inc.	4,137,715	217,396
	Ryman Hospitality Properties Inc.	1,775,632	205,281
	Terreno Realty Corp.	2,939,381	195,175
	Agree Realty Corp.	3,139,746	179,342
	Healthcare Realty Trust Inc. Class A	11,992,670	169,696
	Rayonier Inc.	4,693,103	155,999
	Vornado Realty Trust	5,398,670	155,320
	Kite Realty Group Trust	6,899,053	149,571
	Essential Properties Realty Trust Inc.	5,317,099	141,754
	Apartment Income REIT Corp. Class A	4,311,459	139,993
	Phillips Edison & Co. Inc.	3,895,534	139,733
	Kilroy Realty Corp.	3,692,951	134,534
	PotlatchDeltic Corp.	2,510,135	118,027
	Macerich Co.	6,809,045	117,320
	Cousins Properties Inc.	4,778,085	114,865
	Independence Realty Trust Inc.	7,074,333	114,109
	Apple Hospitality REIT Inc.	6,884,647	112,771
[1]	SL Green Realty Corp.	2,027,797	111,792
	Park Hotels & Resorts Inc.	6,279,605	109,830
	Sabra Health Care REIT Inc.	7,279,154	107,513
	EPR Properties	2,370,853	100,643
	CareTrust REIT Inc.	4,123,561	100,491
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,504,108	99,517
	DigitalBridge Group Inc.	5,101,629	98,308
	Tanger Inc.	3,292,676	97,233
	National Storage Affiliates Trust	2,379,287	93,173
	Broadstone Net Lease Inc.	5,898,848	92,435

		Shares	Market Value ($000)
	Innovative Industrial Properties Inc.	882,310	91,354
[1]	Medical Properties Trust Inc.	18,825,872	88,482
	Highwoods Properties Inc.	3,332,207	87,237
	SITE Centers Corp.	5,929,246	86,863
	COPT Defense Properties	3,535,384	85,450
	National Health Investors Inc.	1,304,257	81,946
	LXP Industrial Trust	8,671,147	78,214
	Outfront Media Inc.	4,341,632	72,896
	Sunstone Hotel Investors Inc.	6,512,088	72,545
*	Howard Hughes Holdings Inc.	972,138	70,597
	St. Joe Co.	1,199,820	69,554
	Douglas Emmett Inc.	4,989,417	69,203
	Four Corners Property Trust Inc.	2,813,487	68,846
	DiamondRock Hospitality Co.	6,517,260	62,631
*	Equity Commonwealth	3,181,655	60,070
	Urban Edge Properties	3,475,571	60,023
*	Cushman & Wakefield plc	5,724,913	59,883
	Pebblebrook Hotel Trust	3,795,731	58,492
*	Opendoor Technologies Inc.	18,930,106	57,358
	Global Net Lease Inc.	7,255,077	56,372
*	Zillow Group Inc. Class A	1,165,256	55,769
	RLJ Lodging Trust	4,662,193	55,107
	Acadia Realty Trust	3,193,951	54,329
*	GEO Group Inc.	3,742,444	52,843
*	Compass Inc. Class A	14,404,259	51,855
	InvenTrust Properties Corp.	2,015,722	51,824
	Retail Opportunity Investments Corp.	3,796,499	48,671
	Xenia Hotels & Resorts Inc.	3,175,211	47,660
	JBG SMITH Properties	2,944,057	47,252
	NETSTREIT Corp.	2,446,092	44,935
	Newmark Group Inc. Class A	4,042,671	44,833
	Uniti Group Inc.	7,474,557	44,100
	LTC Properties Inc.	1,302,293	42,338
	Empire State Realty Trust Inc. Class A	3,996,600	40,486
	Getty Realty Corp.	1,459,840	39,927
	Elme Communities	2,769,015	38,545
	Alexander & Baldwin Inc.	2,286,977	37,667
	Veris Residential Inc.	2,460,203	37,420
*	Apartment Investment & Management Co. Class A	4,444,251	36,398
	Service Properties Trust	5,243,245	35,549
	American Assets Trust Inc.	1,613,045	35,342
	Easterly Government Properties Inc. Class A	2,850,169	32,805
	UMH Properties Inc.	1,956,373	31,771
	Plymouth Industrial REIT Inc.	1,378,328	31,012
	Hudson Pacific Properties Inc.	4,409,409	28,441
	Kennedy-Wilson Holdings Inc.	3,302,264	28,333
	Piedmont Office Realty Trust Inc. Class A	3,898,823	27,409
	Paramount Group Inc.	5,809,540	27,247
	Brandywine Realty Trust	5,453,399	26,176
	Centerspace	455,377	26,020
	Marcus & Millichap Inc.	756,543	25,851
[1]	eXp World Holdings Inc.	2,418,173	24,980
*	Redfin Corp.	3,462,850	23,028
	NexPoint Residential Trust Inc.	677,978	21,824
*	Forestar Group Inc.	539,784	21,694
	Summit Hotel Properties Inc.	3,214,639	20,927
*	Anywhere Real Estate Inc.	3,298,393	20,384
	Community Healthcare Trust Inc.	749,948	19,911

		Shares	Market Value ($000)
	Armada Hoffler Properties Inc.	1,908,149	19,845
	Whitestone REIT	1,545,004	19,390
[1]	Peakstone Realty Trust	1,078,342	17,394
	Diversified Healthcare Trust	6,804,956	16,740
	Farmland Partners Inc.	1,488,633	16,524
	Gladstone Commercial Corp.	1,192,066	16,498
	Global Medical REIT Inc.	1,864,173	16,312
	Saul Centers Inc.	414,107	15,939
	Alexander's Inc.	72,348	15,710
	Chatham Lodging Trust	1,482,231	14,985
	Universal Health Realty Income Trust	400,342	14,697
	Gladstone Land Corp.	1,070,672	14,283
[1]	CBL & Associates Properties Inc.	612,898	14,041
	One Liberty Properties Inc.	550,166	12,428
	NET Lease Office Properties	503,093	11,974
[1]	Ares Commercial Real Estate Corp.	1,531,410	11,409
*,1	Seritage Growth Properties Class A	1,118,332	10,792
[1]	CTO Realty Growth Inc.	634,273	10,751
	RMR Group Inc. Class A	444,426	10,666
*	FRP Holdings Inc.	171,927	10,556
*	Tejon Ranch Co.	627,390	9,668
	Industrial Logistics Properties Trust	1,863,505	7,994
	Postal Realty Trust Inc. Class A	504,162	7,220
	Alpine Income Property Trust Inc.	470,242	7,185
*	Stratus Properties Inc.	274,801	6,274
	Franklin Street Properties Corp.	2,762,883	6,272
	City Office REIT Inc.	1,191,028	6,205
	Orion Office REIT Inc.	1,754,076	6,157
	BRT Apartments Corp.	354,375	5,953
	Bridge Investment Group Holdings Inc. Class A	807,995	5,535
*	Star Holdings	397,823	5,140
*,1	Offerpad Solutions Inc.	568,364	4,604
	RE/MAX Holdings Inc. Class A	520,116	4,561
*	Maui Land & Pineapple Co. Inc.	201,932	4,374
	Braemar Hotels & Resorts Inc.	2,073,053	4,146
	Modiv Industrial Inc. Class C	224,372	3,767
*	Douglas Elliman Inc.	2,233,517	3,529
	American Healthcare REIT Inc.	210,780	3,109
	Office Properties Income Trust	1,520,762	3,102
*	AMREP Corp.	115,952	2,695
	Creative Media & Community Trust Corp.	477,630	2,035
	Clipper Realty Inc.	405,295	1,958
	Bluerock Homes Trust Inc.	109,382	1,856
*,1	Ashford Hospitality Trust Inc.	1,094,028	1,499
	Global Self Storage Inc.	319,661	1,422
*,1	Altisource Portfolio Solutions SA	582,728	1,130
*	Rafael Holdings Inc. Class B	511,989	881
*	Comstock Holding Cos. Inc. Class A	164,051	828
*	Fathom Holdings Inc.	347,914	692
*	Sotherly Hotels Inc.	339,659	492
	Presidio Property Trust Inc. Class A	188,825	230
*,1	LuxUrban Hotels Inc.	166,359	230
*,2	New York REIT Liquidating LLC	19,100	133
*	Alset Inc.	17,928	12
*	American Strategic Investment Co.	1,035	7
*	CKX Lands Inc.	478	6
*,2	Spirit MTA REIT	2,854,330	—
			43,419,133

		Shares	Market Value ($000)
Technology (32.0%)
	Microsoft Corp.	233,572,873	98,268,779
	Apple Inc.	461,157,515	79,079,291
	NVIDIA Corp.	74,661,112	67,460,794
	Meta Platforms Inc. Class A	69,161,280	33,583,334
*	Alphabet Inc. Class A	185,367,558	27,977,526
*	Alphabet Inc. Class C	151,427,489	23,056,350
	Broadcom Inc.	14,715,776	19,504,437
*	Advanced Micro Devices Inc.	50,798,764	9,168,669
	Salesforce Inc.	28,902,459	8,704,843
*	Adobe Inc.	14,207,585	7,169,147
	Oracle Corp.	51,829,761	6,510,336
	QUALCOMM Inc.	35,073,747	5,937,985
	Intel Corp.	132,922,086	5,871,169
	International Business Machines Corp.	28,690,495	5,478,737
	Intuit Inc.	8,355,863	5,431,311
	Applied Materials Inc.	26,156,396	5,394,234
	Texas Instruments Inc.	28,594,599	4,981,465
*	ServiceNow Inc.	6,441,840	4,911,259
	Micron Technology Inc.	34,712,665	4,092,276
	Lam Research Corp.	4,120,561	4,003,413
	Analog Devices Inc.	15,587,293	3,083,011
	KLA Corp.	4,250,443	2,969,232
*	Palo Alto Networks Inc.	10,156,650	2,885,809
*	Synopsys Inc.	4,795,584	2,740,676
*	Cadence Design Systems Inc.	8,561,550	2,665,039
*	Crowdstrike Holdings Inc. Class A	7,156,417	2,294,276
	Amphenol Corp. Class A	18,856,455	2,175,092
	Marvell Technology Inc.	27,166,939	1,925,593
	Roper Technologies Inc.	3,367,458	1,888,605
*	Workday Inc. Class A	6,568,730	1,791,621
*	Autodesk Inc.	6,728,279	1,752,178
*	Super Micro Computer Inc.	1,548,024	1,563,551
	Microchip Technology Inc.	16,966,768	1,522,089
*	Snowflake Inc. Class A	9,311,694	1,504,770
*	Palantir Technologies Inc. Class A	63,061,030	1,451,034
	TE Connectivity Ltd.	9,699,803	1,408,799
*	Fortinet Inc.	20,534,729	1,402,727
*	DoorDash Inc. Class A	8,900,173	1,225,732
	Cognizant Technology Solutions Corp. Class A	15,629,832	1,145,510
*	Gartner Inc.	2,328,928	1,110,130
	CDW Corp.	4,213,374	1,077,697
*	Datadog Inc. Class A	8,559,980	1,058,014
*	ON Semiconductor Corp.	13,456,790	989,747
	Monolithic Power Systems Inc.	1,433,608	971,155
*	Atlassian Corp. Class A	4,953,818	966,539
*	ANSYS Inc.	2,737,191	950,243
*	HubSpot Inc.	1,516,329	950,071
	Vertiv Holdings Co. Class A	11,419,713	932,648
	HP Inc.	29,553,560	893,109
*	Cloudflare Inc. Class A	8,930,434	864,734
	Dell Technologies Inc. Class C	7,577,992	864,725
*,1	MicroStrategy Inc. Class A	471,817	804,240
	Corning Inc.	24,157,760	796,240
*	MongoDB Inc. Class A	2,160,257	774,755
	Hewlett Packard Enterprise Co.	40,903,340	725,216
*	Western Digital Corp.	10,238,240	698,658
	NetApp Inc.	6,484,542	680,682

		Shares	Market Value ($000)
*	PTC Inc.	3,563,033	673,199
	Entegris Inc.	4,722,193	663,657
*	Pinterest Inc. Class A	18,761,837	650,473
	Seagate Technology Holdings plc	6,602,912	614,401
*	Tyler Technologies Inc.	1,334,218	567,056
	Leidos Holdings Inc.	4,271,461	559,946
	Skyworks Solutions Inc.	5,016,196	543,354
[1]	Teradyne Inc.	4,811,085	542,835
*	Zscaler Inc.	2,808,436	540,989
*	GoDaddy Inc. Class A	4,471,130	530,634
*	Okta Inc. Class A	4,985,760	521,610
*	Akamai Technologies Inc.	4,739,364	515,453
*	VeriSign Inc.	2,688,525	509,502
	Jabil Inc.	3,795,906	508,462
*	EPAM Systems Inc.	1,816,238	501,572
*	Pure Storage Inc. Class A	9,457,920	491,717
*	Manhattan Associates Inc.	1,934,726	484,127
*	Zoom Video Communications Inc. Class A	7,302,422	477,359
*	Nutanix Inc. Class A	7,636,579	471,330
	SS&C Technologies Holdings Inc.	6,620,698	426,174
*	Dynatrace Inc.	8,838,614	410,465
	Gen Digital Inc.	17,091,251	382,844
*	DocuSign Inc. Class A	6,396,043	380,884
*	Snap Inc. Class A	32,867,372	377,317
	Bentley Systems Inc. Class B	7,123,769	372,003
*	F5 Inc.	1,844,255	349,652
*	Qorvo Inc.	3,027,081	347,600
*	Lattice Semiconductor Corp.	4,336,644	339,256
*	Twilio Inc. Class A	5,405,151	330,525
*	Match Group Inc.	8,556,130	310,416
	Paycom Software Inc.	1,552,147	308,893
*	Dayforce Inc.	4,656,480	308,306
*	Toast Inc. Class A	12,236,094	304,923
*	Guidewire Software Inc.	2,572,237	300,206
*	AppLovin Corp. Class A	4,226,987	292,592
*	Coherent Corp.	4,747,504	287,794
*	Onto Innovation Inc.	1,552,878	281,195
*	UiPath Inc. Class A	12,225,039	277,142
	KBR Inc.	4,224,352	268,922
*	CACI International Inc. Class A	698,897	264,763
*	Elastic NV	2,521,869	252,792
*	Procore Technologies Inc.	2,956,569	242,941
	Universal Display Corp.	1,418,225	238,900
*	Unity Software Inc.	8,373,969	223,585
	TD SYNNEX Corp.	1,961,480	221,843
*	Arrow Electronics Inc.	1,692,709	219,138
*	Fabrinet	1,146,307	216,675
	Science Applications International Corp.	1,633,207	212,954
*	SPS Commerce Inc.	1,150,962	212,813
*	Rambus Inc.	3,382,252	209,057
*	Samsara Inc. Class A	5,373,709	203,072
*	Novanta Inc.	1,124,668	196,558
*	Dropbox Inc. Class A	7,881,149	191,512
*	Insight Enterprises Inc.	1,026,419	190,421
*	Confluent Inc. Class A	6,076,083	185,442
*	SentinelOne Inc. Class A	7,862,511	183,275
*	Qualys Inc.	1,091,063	182,066
*	Tenable Holdings Inc.	3,660,224	180,925

		Shares	Market Value ($000)
*	MACOM Technology Solutions Holdings Inc.	1,834,011	175,405
*	ZoomInfo Technologies Inc. Class A	10,743,377	172,216
*	Aspen Technology Inc.	803,719	171,417
*	Gitlab Inc. Class A	2,869,561	167,353
*	Kyndryl Holdings Inc.	7,229,788	157,320
	Dolby Laboratories Inc. Class A	1,873,766	156,965
*	Smartsheet Inc. Class A	4,041,337	155,591
*	Cirrus Logic Inc.	1,677,014	155,224
*	Varonis Systems Inc. Class B	3,271,838	154,333
*	Appfolio Inc. Class A	618,903	152,708
*	Altair Engineering Inc. Class A	1,770,328	152,514
*	DoubleVerify Holdings Inc.	4,277,847	150,409
*	Silicon Laboratories Inc.	1,010,717	145,260
*	Five9 Inc.	2,288,540	142,141
*	CommVault Systems Inc.	1,397,389	141,737
	Avnet Inc.	2,844,477	141,029
*	Workiva Inc. Class A	1,543,750	130,910
	Power Integrations Inc.	1,798,081	128,653
*	Cleanspark Inc.	5,939,630	125,980
	Amkor Technology Inc.	3,901,702	125,791
*	Blackbaud Inc.	1,686,877	125,065
*	DXC Technology Co.	5,848,952	124,056
*	Parsons Corp.	1,479,088	122,690
*	Box Inc. Class A	4,303,843	121,885
	Advanced Energy Industries Inc.	1,187,902	121,142
*	IAC Inc.	2,268,652	121,010
*	Synaptics Inc.	1,234,311	120,419
*	Freshworks Inc. Class A	6,605,622	120,288
*	JFrog Ltd.	2,705,229	119,625
*	Teradata Corp.	3,075,969	118,948
	Concentrix Corp.	1,782,056	118,008
*	Wolfspeed Inc.	3,935,493	116,097
*	Axcelis Technologies Inc.	1,027,402	114,576
*	CCC Intelligent Solutions Holdings Inc.	9,517,127	113,825
*	FormFactor Inc.	2,440,031	111,339
*	BlackLine Inc.	1,717,722	110,931
*	Alarm.com Holdings Inc.	1,496,987	108,487
*	Sanmina Corp.	1,627,073	101,171
*	Diodes Inc.	1,370,409	96,614
*	HashiCorp Inc. Class A	3,560,720	95,961
*	Credo Technology Group Holding Ltd.	4,363,019	92,452
*	Q2 Holdings Inc.	1,741,424	91,529
	Vishay Intertechnology Inc.	4,028,412	91,364
	Dun & Bradstreet Holdings Inc.	8,981,873	90,178
*	Envestnet Inc.	1,541,468	89,266
*	Rapid7 Inc.	1,811,812	88,851
*	Impinj Inc.	688,970	88,471
*,1	C3.ai Inc. Class A	3,249,469	87,963
*	RingCentral Inc. Class A	2,506,934	87,091
*	Ziff Davis Inc.	1,375,662	86,722
*	Sprout Social Inc. Class A	1,438,829	85,913
	Pegasystems Inc.	1,306,377	84,444
*	Plexus Corp.	876,661	83,125
*	Yelp Inc. Class A	2,052,850	80,882
*	nCino Inc.	2,127,661	79,532
*	IPG Photonics Corp.	849,432	77,035
*	Braze Inc. Class A	1,719,539	76,176
	Progress Software Corp.	1,371,524	73,116

		Shares	Market Value ($000)
*	Rogers Corp.	586,281	69,586
*	LiveRamp Holdings Inc.	1,969,683	67,954
*,1	DigitalOcean Holdings Inc.	1,766,305	67,438
*	Allegro MicroSystems Inc.	2,493,520	67,225
*	Agilysys Inc.	790,437	66,602
*	Cargurus Inc. Class A	2,881,880	66,514
*	ePlus Inc.	846,012	66,446
*	Squarespace Inc. Class A	1,804,112	65,742
*	Verint Systems Inc.	1,968,681	65,262
*	Veeco Instruments Inc.	1,839,330	64,689
*	Ultra Clean Holdings Inc.	1,370,437	62,958
	Clear Secure Inc. Class A	2,919,856	62,105
*	Perficient Inc.	1,093,509	61,554
	Xerox Holdings Corp.	3,414,981	61,128
*	Ambarella Inc.	1,173,522	59,580
*	PagerDuty Inc.	2,597,714	58,916
*	Informatica Inc. Class A	1,617,227	56,603
*	Semtech Corp.	1,992,207	54,766
*	Photronics Inc.	1,926,156	54,549
*,1	Astera Labs Inc.	719,295	53,365
*	Schrodinger Inc.	1,974,068	53,300
*	Vertex Inc. Class A	1,670,235	53,047
*	NCR Voyix Corp.	4,181,566	52,813
*	Appian Corp. Class A	1,315,963	52,573
*,1	IonQ Inc.	5,102,612	50,975
*	TTM Technologies Inc.	3,175,968	49,704
*	SiTime Corp.	532,166	49,614
*	Cohu Inc.	1,425,972	47,528
*	PROS Holdings Inc.	1,304,729	47,401
*	Fastly Inc. Class A	3,624,981	47,016
*	Zeta Global Holdings Corp. Class A	4,285,035	46,835
*	Intapp Inc.	1,360,593	46,668
*	Upwork Inc.	3,800,992	46,600
*	NetScout Systems Inc.	2,124,888	46,408
*	Sprinklr Inc. Class A	3,731,569	45,786
*	Paycor HCM Inc.	2,329,099	45,278
	CTS Corp.	961,342	44,981
*	Everbridge Inc.	1,273,273	44,348
	CSG Systems International Inc.	850,208	43,820
*	Magnite Inc.	4,070,723	43,760
*	MaxLinear Inc. Class A	2,297,499	42,894
*	ACM Research Inc. Class A	1,465,808	42,714
*	PAR Technology Corp.	918,996	41,686
*	SMART Global Holdings Inc.	1,505,343	39,621
*,1	Asana Inc. Class A	2,545,080	39,423
*	Jamf Holding Corp.	2,101,875	38,569
*	Ichor Holdings Ltd.	981,984	37,924
*	PDF Solutions Inc.	1,125,211	37,886
*	ScanSource Inc.	838,144	36,912
*	Zuora Inc. Class A	3,994,619	36,431
*,1	SoundHound AI Inc. Class A	6,132,125	36,118
[1]	Shutterstock Inc.	778,717	35,673
*	AvePoint Inc.	4,428,636	35,075
*	E2open Parent Holdings Inc.	7,753,166	34,424
*	Reddit Inc. Class A	695,529	34,304
*	Bumble Inc. Class A	3,015,920	34,231
	Adeia Inc.	3,113,686	34,001
	Benchmark Electronics Inc.	1,071,559	32,158

		Shares	Market Value ($000)
*	Model N Inc.	1,097,113	31,235
*,1	indie Semiconductor Inc. Class A	4,311,502	30,525
*	Alkami Technology Inc.	1,222,106	30,027
	A10 Networks Inc.	2,177,614	29,812
*	PubMatic Inc. Class A	1,255,632	29,784
*,1	Hut 8 Corp.	2,629,100	29,025
*	Couchbase Inc.	1,031,844	27,148
*	TechTarget Inc.	803,304	26,573
*	Diebold Nixdorf Inc.	768,681	26,473
*	N-able Inc.	1,990,562	26,017
*	Amplitude Inc. Class A	2,104,813	22,900
	PC Connection Inc.	347,109	22,885
*,1	Xometry Inc. Class A	1,273,394	21,508
*,1	Core Scientific Inc.	5,967,700	21,126
*,1	Blend Labs Inc. Class A	6,442,570	20,938
*	NerdWallet Inc. Class A	1,420,048	20,875
*	Grid Dynamics Holdings Inc.	1,669,314	20,516
*	Vimeo Inc.	4,915,304	20,104
*	SolarWinds Corp.	1,564,560	19,745
*	Mitek Systems Inc.	1,393,659	19,651
	Simulations Plus Inc.	476,426	19,605
*	Cerence Inc.	1,203,178	18,950
*	Yext Inc.	3,131,558	18,883
*,1	Klaviyo Inc. Class A	736,848	18,775
*	3D Systems Corp.	4,019,208	17,845
*	Matterport Inc.	7,863,753	17,772
*	Navitas Semiconductor Corp. Class A	3,543,015	16,900
*	Olo Inc. Class A	3,072,760	16,869
	Hackett Group Inc.	690,939	16,790
*,1	Rumble Inc.	2,068,492	16,713
*	nLight Inc.	1,266,724	16,467
*	MeridianLink Inc.	870,448	16,277
*	Weave Communications Inc.	1,415,597	16,251
*,1	Cipher Mining Inc.	3,139,337	16,168
*	Vivid Seats Inc. Class A	2,592,799	15,531
*	SEMrush Holdings Inc. Class A	1,129,718	14,980
*	Planet Labs PBC	5,810,897	14,818
*,1	Kimball Electronics Inc.	678,438	14,688
*	CEVA Inc.	646,730	14,687
*	SmartRent Inc. Class A	5,430,046	14,553
*	Alpha & Omega Semiconductor Ltd.	652,197	14,374
*	Eventbrite Inc. Class A	2,537,634	13,906
*	BigCommerce Holdings Inc.	1,980,854	13,648
*,1	Terawulf Inc.	5,147,725	13,539
*,1	Digimarc Corp.	495,452	13,466
*	Nextdoor Holdings Inc.	5,919,104	13,318
*	Daktronics Inc.	1,327,118	13,218
	NVE Corp.	146,034	13,169
*,1	Getty Images Holdings Inc.	3,167,976	13,147
	Methode Electronics Inc.	1,075,762	13,103
*	MediaAlpha Inc. Class A	632,314	12,880
*	OneSpan Inc.	1,060,613	12,335
*	EverQuote Inc. Class A	647,110	12,010
*	Bandwidth Inc. Class A	632,162	11,543
*	Definitive Healthcare Corp. Class A	1,418,210	11,445
*,1	MicroVision Inc.	5,866,152	10,794
*,1	Aehr Test Systems	860,409	10,669
	American Software Inc. Class A	922,971	10,568

		Shares	Market Value ($000)
*	Porch Group Inc.	2,331,923	10,051
*	Backblaze Inc. Class A	949,303	9,711
*	Unisys Corp.	1,938,449	9,518
*,1	Applied Digital Corp.	2,130,044	9,117
*	Enfusion Inc. Class A	971,642	8,988
	Immersion Corp.	1,191,291	8,911
*	TrueCar Inc.	2,574,147	8,726
*	Consensus Cloud Solutions Inc.	544,925	8,643
*,1	NextNav Inc.	1,287,942	8,475
*	Domo Inc. Class B	902,002	8,046
*,1	Groupon Inc. Class A	601,577	8,025
*	Digital Turbine Inc.	3,047,336	7,984
*	Innovid Corp.	3,150,555	7,845
*,1	Ouster Inc.	960,565	7,627
*,1	AXT Inc.	1,624,038	7,454
*	Thoughtworks Holding Inc.	2,941,505	7,442
*	Rimini Street Inc.	2,196,424	7,160
[1]	ReposiTrak Inc.	446,617	7,079
*	Identiv Inc.	822,415	6,514
*	Telos Corp.	1,535,480	6,388
*	Pixelworks Inc.	2,464,577	6,359
	ON24 Inc.	889,180	6,349
*,1	SkyWater Technology Inc.	622,302	6,329
*	eGain Corp.	978,618	6,312
*	inTEST Corp.	472,095	6,255
*	Kopin Corp.	3,418,996	6,154
*	Red Violet Inc.	312,144	6,102
*	Arteris Inc.	817,251	5,982
*,1	Veritone Inc.	1,075,543	5,657
*,1	Innodata Inc.	843,297	5,566
*	Asure Software Inc.	703,908	5,476
*	1stdibs.com Inc.	880,788	5,250
*,1	Rigetti Computing Inc.	3,420,163	5,233
*,1	Tucows Inc. Class A	280,738	5,211
*	Viant Technology Inc. Class A	487,306	5,195
[1]	CSP Inc.	278,890	5,148
*,1	QuickLogic Corp.	302,806	4,854
*,1	Atomera Inc.	771,545	4,753
*	AstroNova Inc.	251,308	4,478
*	Transphorm Inc.	899,988	4,419
*	EverCommerce Inc.	459,193	4,326
*	WM Technology Inc.	3,203,513	4,261
*	Everspin Technologies Inc.	511,672	4,052
*	Synchronoss Technologies Inc.	422,273	3,526
*,1	FiscalNote Holdings Inc.	2,644,812	3,518
*	CoreCard Corp.	314,332	3,473
	Richardson Electronics Ltd.	350,969	3,232
*	Upland Software Inc.	980,074	3,028
*	Intevac Inc.	787,352	3,023
*,1	Aeva Technologies Inc.	759,242	2,984
*	AdTheorent Holding Co. Inc.	873,209	2,803
*,1	Rackspace Technology Inc.	1,693,613	2,676
*	Amtech Systems Inc.	477,101	2,581
*	Brightcove Inc.	1,296,666	2,516
*	Expensify Inc. Class A	1,304,665	2,401
*	Intellicheck Inc.	685,145	2,384
*,1	LivePerson Inc.	2,286,362	2,280
*	AudioEye Inc.	211,717	2,119

		Shares	Market Value ($000)
*,1	Phunware Inc.	224,615	2,013
*	Quantum Corp.	3,321,825	1,977
*,1	GSI Technology Inc.	574,548	1,953
*	comScore Inc.	118,989	1,832
*	SecureWorks Corp. Class A	263,152	1,768
*,1	BigBear.ai Holdings Inc.	805,504	1,651
*	DecisionPoint Systems Inc.	179,250	1,626
*	One Stop Systems Inc.	498,283	1,624
[1]	SilverSun Technologies Inc.	118,790	1,567
*,1	Flux Power Holdings Inc.	352,532	1,562
*,1	Skillz Inc. Class A	226,530	1,470
*,1	System1 Inc.	726,600	1,424
*	Issuer Direct Corp.	110,039	1,422
*	TransAct Technologies Inc.	269,345	1,411
*,1	Direct Digital Holdings Inc. Class A	90,848	1,385
*	Inuvo Inc.	3,857,320	1,315
*	Key Tronic Corp.	274,348	1,278
*	Zedge Inc. Class B	455,536	1,262
*	NetSol Technologies Inc.	448,836	1,243
*	ZeroFox Holdings Inc.	1,099,152	1,231
*	Aware Inc.	646,876	1,210
*,1	Steel Connect Inc.	126,263	1,189
*,1	Quantum Computing Inc.	1,149,577	1,138
*,1	BuzzFeed Inc. Class A	2,108,022	985
*	CVD Equipment Corp.	198,073	933
*,1	Edgio Inc.	94,005	907
*,1	Nutex Health Inc.	9,268,251	889
*,1	Stronghold Digital Mining Inc. Class A	211,910	879
*,1	authID Inc.	112,318	857
*	KORE Group Holdings Inc.	1,047,448	824
*,1	KULR Technology Group Inc.	2,126,566	808
*	Wag! Group Co.	404,431	801
*	Mastech Digital Inc.	85,243	767
[1]	VirnetX Holding Corp.	116,102	736
*,1	Vroom Inc.	54,150	727
*	Data I/O Corp.	202,879	714
*,1	Beachbody Co. Inc.	73,310	704
*	Urgent.ly Inc.	371,509	698
*,1	Sphere 3D Corp.	450,035	693
*,1	Smith Micro Software Inc.	2,009,704	692
*,1	Trio-Tech International	108,490	690
*,1	Duos Technologies Group Inc.	158,934	690
*	WidePoint Corp.	265,533	688
*	Data Storage Corp.	105,419	603
*	Creative Realities Inc.	137,905	520
*	Streamline Health Solutions Inc.	1,027,543	493
*	BTCS Inc.	280,193	493
*,1	EMCORE Corp.	1,425,083	492
*	Glimpse Group Inc.	437,150	490
*,1	Greenidge Generation Holdings Inc. Class A	134,326	470
*,1	Alpine 4 Holdings Inc.	649,415	460
*,1	Paltalk Inc.	134,298	414
*	SigmaTron International Inc.	113,824	413
*	Bridgeline Digital Inc.	352,489	409
*,1	Presto Automation Inc.	1,445,442	252
*	iPower Inc.	386,294	205
*,1	PSQ Holdings Inc.	36,394	196
*,1	Arena Group Holdings Inc.	140,920	166

		Shares	Market Value ($000)
*,1	VerifyMe Inc.	111,129	155
*,1	CYNGN Inc.	525,965	87
*	Nortech Systems Inc.	5,595	75
*,1	Rubicon Technologies Inc. Class A	183,000	74
*	Intellinetics Inc.	2,886	26
*	OMNIQ Corp.	32,942	18
*	Boxlight Corp. Class A	9,880	6
			512,307,743
Telecommunications (1.9%)
	Cisco Systems Inc.	114,491,123	5,714,252
	Comcast Corp. Class A	124,526,243	5,398,213
	Verizon Communications Inc.	118,980,352	4,992,416
	AT&T Inc.	224,845,917	3,957,288
	T-Mobile US Inc.	16,763,723	2,736,175
*	Arista Networks Inc.	7,866,931	2,281,253
	Motorola Solutions Inc.	5,218,432	1,852,439
*	Charter Communications Inc. Class A	2,972,016	863,757
	Juniper Networks Inc.	10,059,297	372,798
*	Roku Inc. Class A	3,937,457	256,604
*	Ciena Corp.	4,594,471	227,197
*	Liberty Broadband Corp. Class C	3,670,429	210,059
*	Frontier Communications Parent Inc.	7,735,582	189,522
*	Lumentum Holdings Inc.	2,136,650	101,170
	Iridium Communications Inc.	3,509,723	91,814
	Cogent Communications Holdings Inc.	1,375,411	89,856
	InterDigital Inc.	795,148	84,651
*	Viasat Inc.	3,529,654	63,851
*	Viavi Solutions Inc.	7,003,362	63,661
	Cable One Inc.	141,782	59,992
*,1	Calix Inc.	1,763,073	58,463
*	EchoStar Corp. Class A	3,733,474	53,202
	Telephone & Data Systems Inc.	3,223,891	51,647
*	Lumen Technologies Inc.	31,964,941	49,865
*	Extreme Networks Inc.	3,886,265	44,847
*	Harmonic Inc.	3,325,884	44,700
*,1	Infinera Corp.	5,963,972	35,963
*	Digi International Inc.	1,061,968	33,909
*	Globalstar Inc.	22,488,946	33,059
	Shenandoah Telecommunications Co.	1,567,557	27,228
*	Liberty Broadband Corp. Class A	431,323	24,637
	IDT Corp. Class B	646,357	24,439
	Bel Fuse Inc. Class B	379,733	22,902
*,1	Applied Optoelectronics Inc.	1,342,926	18,613
*,1	Altice USA Inc. Class A	6,727,593	17,559
*	Gogo Inc.	1,934,424	16,984
*	United States Cellular Corp.	443,284	16,180
*,1	Lightwave Logic Inc.	3,325,630	15,564
*	Xperi Inc.	1,206,320	14,548
*	Anterix Inc.	415,431	13,963
*,1	fuboTV Inc.	8,747,003	13,820
*	NETGEAR Inc.	859,099	13,548
*,1	Clearfield Inc.	407,264	12,560
*	Aviat Networks Inc.	301,644	11,565
	ADTRAN Holdings Inc.	2,103,531	11,443
*,1	AST SpaceMobile Inc. Class A	3,659,193	10,612
	ATN International Inc.	315,238	9,932
*	Consolidated Communications Holdings Inc.	2,211,019	9,552
*	8x8 Inc.	3,347,729	9,039

		Shares	Market Value ($000)
*	Ribbon Communications Inc.	2,700,143	8,640
	Spok Holdings Inc.	519,239	8,282
*	CommScope Holding Co. Inc.	6,279,673	8,226
*	Ooma Inc.	729,720	6,224
*	WideOpenWest Inc.	1,566,960	5,672
*,1	Powerfleet Inc.	1,054,037	5,629
*	Kaltura Inc.	2,537,683	3,426
*	Lantronix Inc.	942,727	3,356
*	KVH Industries Inc.	623,125	3,178
*	Genasys Inc.	1,282,730	3,040
*,1	Comtech Telecommunications Corp.	863,562	2,962
*	Airgain Inc.	355,805	1,939
*,1	Crexendo Inc.	345,906	1,664
*	Cambium Networks Corp.	375,529	1,619
*,1	SurgePays Inc.	371,912	1,432
*,1	Akoustis Technologies Inc.	2,123,996	1,255
	Network-1 Technologies Inc.	570,833	1,182
*,1	Inseego Corp.	304,111	851
*,1	DZS Inc.	641,747	847
[1]	ClearOne Inc.	260,238	476
*	BK Technologies Corp.	23,879	349
*	Optical Cable Corp.	118,831	336
*,1	Casa Systems Inc.	957,382	262
	Bel Fuse Inc. Class A	3,626	257
*	Sonim Technologies Inc.	239,926	146
*,1	Vislink Technologies Inc.	28,259	92
*,1	CalAmp Corp.	10,689	35
*,1,2	FTE Networks Inc.	84,180	—
			30,398,688
Utilities (2.6%)
	NextEra Energy Inc.	63,623,193	4,066,158
	Waste Management Inc.	12,601,244	2,685,955
	Southern Co.	34,283,055	2,459,466
	Duke Energy Corp.	24,195,273	2,339,925
	Constellation Energy Corp.	10,031,736	1,854,366
	Sempra	19,797,612	1,422,062
	Waste Connections Inc.	8,109,279	1,394,877
	American Electric Power Co. Inc.	16,173,034	1,392,498
	PG&E Corp.	82,229,880	1,378,173
	Dominion Energy Inc.	26,341,155	1,295,721
	Republic Services Inc. Class A	6,433,712	1,231,670
	Exelon Corp.	31,282,058	1,175,267
	Public Service Enterprise Group Inc.	15,686,998	1,047,578
	Consolidated Edison Inc.	10,853,682	985,623
	Xcel Energy Inc.	17,489,034	940,036
	Edison International	12,061,675	853,122
	WEC Energy Group Inc.	9,928,994	815,369
	Vistra Corp.	11,261,707	784,378
	American Water Works Co. Inc.	6,112,757	747,040
	Entergy Corp.	6,690,793	707,083
	FirstEnergy Corp.	17,127,194	661,452
	Eversource Energy	10,979,909	656,269
	PPL Corp.	23,146,088	637,212
	DTE Energy Co.	5,506,093	617,453
	Ameren Corp.	8,267,023	611,429
	Atmos Energy Corp.	4,749,244	564,543
	CenterPoint Energy Inc.	19,780,956	563,559
	CMS Energy Corp.	9,166,704	553,119

		Shares	Market Value ($000)
	NRG Energy Inc.	7,126,016	482,360
	AES Corp.	22,586,247	404,971
	Alliant Energy Corp.	7,929,335	399,639
	NiSource Inc.	14,125,613	390,714
	Evergy Inc.	7,212,693	385,014
*	Clean Harbors Inc.	1,534,715	308,954
	Essential Utilities Inc.	7,797,878	288,911
	Pinnacle West Capital Corp.	3,549,878	265,282
	OGE Energy Corp.	6,282,805	215,500
*	Casella Waste Systems Inc. Class A	1,799,917	177,958
	Southwest Gas Holdings Inc.	2,132,741	162,366
	UGI Corp.	6,594,447	161,828
	National Fuel Gas Co.	2,891,693	155,342
*	Stericycle Inc.	2,907,795	153,386
	IDACORP Inc.	1,584,017	147,139
	Portland General Electric Co.	3,237,210	135,963
	New Jersey Resources Corp.	3,076,596	132,017
	Black Hills Corp.	2,141,092	116,904
	ONE Gas Inc.	1,745,495	112,637
	ALLETE Inc.	1,816,031	108,308
	Ormat Technologies Inc.	1,609,626	106,541
	PNM Resources Inc.	2,693,131	101,369
	Northwestern Energy Group Inc.	1,970,399	100,352
	Spire Inc.	1,568,435	96,255
[1]	MGE Energy Inc.	1,152,397	90,717
	Avangrid Inc.	2,435,484	88,749
*,1	Sunrun Inc.	6,489,377	85,530
	American States Water Co.	1,173,556	84,778
	Avista Corp.	2,418,986	84,713
	California Water Service Group	1,814,807	84,352
	Chesapeake Utilities Corp.	682,670	73,251
	Clearway Energy Inc. Class C	2,389,621	55,081
	SJW Group	894,442	50,617
	Northwest Natural Holding Co.	1,101,776	41,008
	Hawaiian Electric Industries Inc.	3,429,504	38,651
	Middlesex Water Co.	562,726	29,543
	Clearway Energy Inc. Class A	1,299,318	27,948
	Unitil Corp.	502,458	26,304
*	Enviri Corp.	2,510,417	22,970
*,1	Sunnova Energy International Inc.	3,229,886	19,799
	York Water Co.	333,180	12,084
	Aris Water Solutions Inc. Class A	799,144	11,308
	Genie Energy Ltd. Class B	743,537	11,213
*,1	Net Power Inc.	971,852	11,069
	Artesian Resources Corp. Class A	281,510	10,447
*,1	NuScale Power Corp. Class A	1,810,727	9,615
	Excelerate Energy Inc. Class A	578,136	9,262
*	Altus Power Inc. Class A	1,749,901	8,365
*	Pure Cycle Corp.	583,577	5,544
	Global Water Resources Inc.	430,487	5,527
	RGC Resources Inc.	255,382	5,169
*	Quest Resource Holding Corp.	559,393	4,800
*	Perma-Fix Environmental Services Inc.	384,758	4,575
*	Arq Inc.	610,658	3,957
*,1	Vertex Energy Inc.	2,646,605	3,705
*,1	Cadiz Inc.	1,259,737	3,653
*,1	Aqua Metals Inc.	2,952,345	1,588
*	Via Renewables Inc. Class A	124,941	1,351

		Shares	Market Value ($000)
*	Clean Energy Technologies Inc.	8,777	9
*,1	Vivakor Inc.	6,500	5
			40,578,370
Total Common Stocks (Cost $706,524,265)			1,595,666,791
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	1,763,201	—
*,2	BTCS Inc. Preference Shares	280,193	—
Total Preferred Stocks (Cost $5,104)			—
Rights (0.0%)
*,1,2	Frequency Therapeutics Inc. CVR	1,246,700	2,469
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	488
*,2	Imara Inc. CVR	370,003	463
*,1,2	Palisade Bio Inc. CVR	204,224	196
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*,2	Surface Oncology Inc. CVR	1,709,153	161
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*,1,2	CinCor Pharma Inc. CVR	28,710	88
*,2	Gyre Therapeutics Inc. CVR	826,502	83
*,2	Aduro Biotech Inc. CVR	415,255	76
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	61
*,2	Strongbridge Biopharma plc CVR	1,399,363	48
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,1,2	Q32 Bio Inc. CVR	1,354,738	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*,1,2	INNOVATE Corp.	1,618,635	1
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Pineapple Energy Inc. CVR	69,639	—
*,2	ABIOMED Inc. CVR	264	—
*,1,2	Disc Medicine Inc. CVR	275,152	—
*,1,2	Sesen Bio Inc. CVR	6,822,627	—
*,2	Neurogene Inc. CVR	98,708	—
*,1	Empire Petroleum Corp. Exp. 4/3/24	287,746	—
Total Rights (Cost $4,630)			5,455
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	1,202,419	1,166
*	Presidio Property Trust Inc. Exp. 1/24/27	110,319	7
*	Hycroft Mining Holding Corp. Exp. 10/6/25	155,000	3
*,1	TurnOnGreen Inc. Exp. 7/14/28	1,503,700	3
*	LGL Group Inc. Exp. 12/16/25	2,391	1
*	Ayala Pharmaceuticals Inc. Exp. 9/11/24	157,660	—
*	SELLAS Life Sciences Group Inc. Exp. 4/5/27	40,000	—
*,2	Athenex Inc. Exp. 8/15/27	535,168	—
*	Cassava Sciences Inc. Exp. 11/15/24	1	—
Total Warrants (Cost $9)			1,180

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5,6]	Vanguard Market Liquidity Fund (Cost $5,792,872)	5.407%	57,947,706	5,793,612
Total Investments (100.1%) (Cost $712,326,880)				1,601,467,038
Other Assets and Liabilities—Net (-0.1%)				(2,058,111)
Net Assets (100%)				1,599,408,927
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,256,476,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Restricted securities totaling $3,153,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $3,704,273,000 was received for securities on loan, of which $3,703,911,000 is held in Vanguard Market Liquidity Fund and $362,000 is held in cash.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	4,453	477,785	8,252
E-mini S&P 500 Index	June 2024	9,242	2,453,058	42,010
E-mini S&P Mid-Cap 400 Index	June 2024	240	73,857	2,181
				52,443

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/25	GSI	6,480	(5.332)	135	—
Global Payments Inc.	8/30/24	BANA	234,757	(5.928)	6,576	—
Goldman Sachs Group Inc.	8/29/25	BANA	331,082	(6.028)	25,216	—
Invesco Ltd.	8/30/24	BANA	4,315	(5.878)	367	—
Invesco Ltd.	8/30/24	BANA	925	(5.878)	79	—

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Paycor HCM Inc.	1/31/25	CITNA	4,224	(5.329)	—	(353)
VICI Properties Inc. Class A	8/30/24	BANA	82,308	(5.978)	387	—
Visa Inc. Class A	8/30/24	BANA	63,594	(5.228)	—	(933)
Visa Inc. Class A	8/30/24	BANA	56,528	(5.328)	—	(834)
Yum! Brands Inc.	8/30/24	BANA	24,224	(5.328)	61	—
					32,821	(2,120)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $30,285,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,595,660,375	3,156	3,260	1,595,666,791
Preferred Stocks	—	—	—	—
Rights	—	—	5,455	5,455
Warrants	1,180	—	—	1,180
Temporary Cash Investments	5,793,612	—	—	5,793,612
Total	1,601,455,167	3,156	8,715	1,601,467,038

Derivative Financial Instruments
Assets
Futures Contracts[1]	52,443	—	—	52,443
Swap Contracts	—	32,821	—	32,821
Total	52,443	32,821	—	85,264
Liabilities
Swap Contracts	—	2,120	—	2,120
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	2,291	—	—	—	(32)	—	—	2,259
Vanguard Market Liquidity Fund	5,979,482	NA1	NA1	(114)	(52)	36,046	—	5,793,612
Total	5,981,773	—	—	(114)	(84)	36,046	—	5,795,871
1	Not applicable—purchases and sales are for temporary cash investment purposes.